As filed with the Securities and Exchange Commission on January 16, 1998
                                                   Registration No. 333-________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                         -----------------------------

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             [x]
    PRE-EFFECTIVE AMENDMENT NO.   ___                                        [ ]
    POST-EFFECTIVE AMENDMENT NO.  ___                                        [ ]

                       (Check Appropriate Box or Boxes.)

                         -----------------------------

                                   ARK FUNDS*
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                                Oaks, PA  19456
                    (Address of Principal Executive Office)

      Registrant's Telephone Number, including Area Code:  (610) 676-1000

                               Kathryn L. Stanton
                          Vice President and Secretary
                                   ARK Funds
                            One Freedom Valley Drive
                                Oaks, PA  19456
                    (Name and Address of Agent for Service)

                                   Copies to:

     Alan C. Porter, Esq.                     Matthew G. Maloney, Esq.
    Piper & Marbury L.L.P.             Dickstein Shapiro Morin & Oshinsky LLP
 1200 Nineteenth Street, N.W.                   2101 L Street, N.W.
  Washington, DC  20036-2430                 Washington, DC  20037-1526

  It is proposed that this filing will become effective on February __, 1998 pursuant to Rule 488.

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-53690).

                         -----------------------------

  *   Relating to shares of ARK Pennsylvania Tax-Free Portfolio.

===============================================================================

                                   ARK FUNDS

                             CROSS REFERENCE SHEET

                                     PART A

Item No.                                                                              Heading
--------                                                                              -------
1.      Beginning of Registration Statement and
        Outside Front Cover Page of Prospectus  . . . . . . . . . . . . .    Cover Page

2.      Beginning and Outside Back Cover Page
        of Prospectus   . . . . . . . . . . . . . . . . . . . . . . . . .    Fees and Expenses

3.      Fee Table, Synopsis Information and
        Risk Factors  . . . . . . . . . . . . . . . . . . . . . . . . . .    Summary; Comparative Fee
                                                                             Tables; Risk Factors

4.      Information about the Transaction   . . . . . . . . . . . . . . .    Summary; Risk Factors;
                                                                             Information Relating to the
                                                                             Proposed Reorganizations

5.      Information about the Registrant  . . . . . . . . . . . . . . . .    Summary; Risk Factors;
                                                                             Additional Information About
                                                                             ARK Funds; Management's
                                                                             Discussion of Acquiring Fund
                                                                             Performance; Prospectus for the
                                                                             ARK Funds, incorporated herein
                                                                             by reference

6.      Information about the Company
        Being Acquired  . . . . . . . . . . . . . . . . . . . . . . . . .    Summary; Risk Factors;
                                                                             Additional Information About
                                                                             Marketvest Funds

7.      Voting Information  . . . . . . . . . . . . . . . . . . . . . . .    Summary; Information Relating
                                                                             to Voting Matters

8.      Interest of Certain Persons and Experts   . . . . . . . . . . . .    Not Applicable

9.      Additional Information Required for Reoffering
        by Persons Deemed to be Underwriters  . . . . . . . . . . . . . .    Not Applicable

                             MARKETVEST FUNDS, INC.
                                MARKETVEST FUNDS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania  15237-7010

                                                               February __, 1998
Dear Shareholder:

     On November 11, 1997, the boards of the Marketvest Funds, Inc. and Marketvest Funds (collectively, the "Marketvest Funds") met to consider and approve a proposal for reorganizing each portfolio of the Marketvest Funds, with a portfolio of ARK Funds having similar investment objectives and policies. The reorganizations are being proposed following the acquisition of Dauphin Deposit Bank and Trust Company by First Maryland Bancorp in July 1997. After carefully studying the merits of the proposal, the respective boards of the Marketvest Funds determined that the reorganization of each portfolio of the Marketvest Funds with a corresponding ARK Funds portfolio is in the best interests of the shareholders of the Marketvest Funds.

     Since the boards of the Marketvest Funds have approved combining the Marketvest Funds with ARK Funds portfolios that have similar investment objectives and policies, you and your fellow shareholders are being asked to approve the proposal at a joint special meeting of Marketvest Funds' shareholders to be held at Federated Investors Tower, 19th Floor, Pittsburgh, Pennsylvania, on March 4, 1998. A proxy card is enclosed for use in the joint special meeting. This card represents shares you held as of the record date, February 4, 1998. IT IS IMPORTANT THAT YOU COMPLETE, SIGN AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE.

     If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in an ARK Funds portfolio with similar investment objectives and policies. As a shareholder of an ARK Funds portfolio, you will enjoy access, through the exchange privilege, to a much larger family of funds, including types of funds that Marketvest Funds currently do not offer. This will provide you with a convenient way to diversify your investments.

     I encourage you to review the attached materials in detail. Some of your questions are answered on the next page. Some important facts about the proposed reorganizations are outlined below.

     - The reorganizations will not affect the value of your account. There are no sales charges on the reorganizations.

     - The reorganizations are not expected to result in any federal income tax to any of the Marketvest Funds or their shareholders.

     Since all of the Marketvest Funds are required to vote, we have grouped the funds on one proxy statement to reduce costs. If you hold shares in more than one fund, you will receive a proxy card for each fund you own. Please vote each proxy card you receive.

     Because the boards believe the proposed reorganizations will benefit all shareholders, they encourage you to vote for the proposal. Should you have any additional questions, we invite you to call the Marketvest Funds toll free at 1-800-MKT-VEST.


EDWARD C. GONZALES
President

Q.       WHY HAVE I RECEIVED THIS PACKAGE?

A. In July 1997, Dauphin Deposit Bank and Trust Company was acquired by First Maryland Bancorp. First Maryland Bancorp is the parent company of Allied Investment Advisors, Inc., investment adviser to ARK Funds. Subsequent to this merger, the Marketvest Funds entered into an Agreement and Plan of Reorganization with ARK Funds. Under the agreement, the assets of the Marketvest Funds and ARK Funds will be combined, and your Marketvest Fund shares will be exchanged for shares of an ARK portfolio having similar investment objectives and policies. The boards of the Marketvest Funds have approved the proposed reorganizations. You, as a Marketvest Fund shareholder, are now being asked to approve the proposed reorganization of your fund with the corresponding ARK Funds portfolio.

Q.       WHY ARE THE REORGANIZATIONS BEING PROPOSED?

A. The boards of the Marketvest Funds believe that combining Marketvest Funds and the ARK Funds could result in more efficient operations. Also, as a result of these transactions, shareholders of the Marketvest Funds will become part of a larger mutual-fund family with more fund portfolios including some types of funds that Marketvest Funds currently do not offer. As an ARK Funds shareholder, you will have access to these funds through the ARK Funds' exchange privilege.

Q.       HOW WILL THIS AFFECT ME AS A MARKETVEST FUND SHAREHOLDER?

A. You will become a shareholder of an ARK Funds portfolio with similar investment objectives and policies as the Marketvest Fund you currently hold. As an ARK Funds shareholder, you will have access to the wider array of fund portfolios offered by ARK Funds.

There are no sales charges on this transaction. The shares of the ARK Funds portfolio that you receive will have an aggregate net asset value equal to the net asset value of the Marketvest Fund shares you held immediately before the transaction.

Q.       WILL THE REORGANIZATIONS RESULT IN ANY TAXES?

A. The Marketvest Funds or their shareholders will not incur any federal income tax as a result of the reorganizations.

Q.       WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATIONS?

A. Marketvest Fund shareholders will receive shares of the following corresponding ARK portfolios. Unlike Marketvest Funds, each ARK Funds portfolio currently has two classes of shares outstanding, Retail Class and Institutional Class. Marketvest Funds shareholders will receive Institutional Class shares in the reorganizations.

         Marketvest Funds                                           ARK Funds
         ----------------                                           ---------
Marketvest Short-Term Bond Fund                        ARK Short-Term Bond Portfolio

Marketvest Intermediate U.S. Government                ARK U.S. Government Bond Portfolio
  Bond Fund

Marketvest Pennsylvania Intermediate                   ARK Pennsylvania Tax-Free Portfolio
  Municipal Bond Fund

Marketvest Equity Fund                                 ARK Value Equity Portfolio

Marketvest International Equity Fund
                                                       ARK International Equity Selection Portfolio

Q.       WILL THE INVESTMENT ADVISER CHANGE?

A. Yes. Dauphin Deposit Bank and Trust Company currently serves as investment adviser to the Marketvest Funds. Allied Investment Advisors, Inc. serves as investment adviser to the ARK Funds and will continue as investment adviser following these transactions. These two companies are wholly-owned by First Maryland Bancorp. Following the Reorganizations, several portfolio managers of Dauphin Deposit Bank and Trust Company will be joining Allied Investment Advisors, Inc.

Q.       HOW DO THE MARKETVEST FUNDS BOARDS RECOMMEND THAT I VOTE?

A. After careful consideration, the boards of the Marketvest Funds unanimously recommend that you vote "FOR" the proposed reorganizations.

Q.       HOW DO I CONTACT YOU?

A. If you have any questions, call the Marketvest Funds toll-free at 1-800-MKT-VEST, Monday through Friday, 8:00 a.m. to 8:00 p.m. (Eastern Time), or Saturday and Sunday, 9:00 a.m. to 4:00 p.m. (Eastern Time).

                                  PLEASE VOTE.
                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN.

                             MARKETVEST FUNDS, INC.
                                MARKETVEST FUNDS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania  15237-7010

     NOTICE IS HEREBY GIVEN that a Joint Special Meeting of the shareholders of Marketvest Funds, Inc. and Marketvest Funds (collectively, the "Marketvest Funds") will be held at Federated Investors, 5800 Corporate Drive, 19th Floor, Pittsburgh, Pennsylvania, on March 4, 1998 at 10 o'clock a.m., Eastern Time, for the following purposes:

     ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"), between the Marketvest Funds and ARK Funds, and the transactions contemplated thereby, including: (a) the transfer of all of the assets and stated liabilities of each portfolio of the Marketvest Funds (collectively, the "Acquired Funds") to a corresponding portfolio of ARK Funds (collectively, the "Acquiring Funds") in exchange for shares of such Acquiring Fund; (b) the distribution of the Acquiring Fund shares so received by an Acquired Fund pro rata to shareholders of the Acquired Funds; and (c) the termination and deregistration of the Acquired Funds and the Marketvest Funds.

     ITEM 2. To transact such other business as may properly come before the meeting and any adjournment thereof.

     The proposed reorganizations and related matters are described in the attached Prospectus/Proxy Statement. A copy of the Reorganization Agreement is attached to the Prospectus/Proxy Statement as Appendix A.

     Only shareholders of record on February 4, 1998 are entitled to notice of and to vote at the Joint Special Meeting and any adjournment thereof.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

      VICTOR R. SICLARI
      Secretary

February ____, 1998

                           PROSPECTUS/PROXY STATEMENT

                            Dated February __, 1998

                                   ARK FUNDS
                           Oaks, Pennsylvania 19456
                           Telephone 1-800-ARK-FUNDS

                             MARKETVEST FUND, INC.
                               MARKETVEST FUNDS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania  15237-7010
                             Telephone 1-800-MKT-VEST

     This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of Marketvest Funds, Inc. and the Board of Trustees of Marketvest Funds (collectively, the "Marketvest Funds") in connection with the Joint Special Meeting (the "Meeting") of shareholders to be held at Federated Investors, Federated Investors Tower, 19th Floor, Pittsburgh, Pennsylvania, on March 4, 1998 at 10 o'clock a.m., Eastern Time, at which shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization, dated as of January 15, 1998 (the "Reorganization Agreement"), by and among the Marketvest Funds and ARK Funds.

     The Marketvest Funds and ARK Funds are open-end, series, management investment companies whose investment advisers are wholly-owned by First Maryland Bancorp. In reviewing the proposed reorganizations (each such transaction between a portfolio of the Marketvest Funds and the corresponding ARK Funds portfolio is referred to individually as a "Reorganization" and collectively, as the "Reorganizations"), the Marketvest Funds' boards considered, among other things, that the investment advisers of the Marketvest Funds and ARK Funds are under common control, that each Reorganization would constitute a tax-free reorganization and that the interests of shareholders would not be diluted as a result of the Reorganizations.

     This Prospectus/Proxy Statement constitutes the proxy statement of the Marketvest Funds for the Meeting and the prospectus for the shares of ARK Funds that have been registered with the Securities and Exchange Commission ("SEC") and are to be issued in connection with the Reorganization of the Marketvest Pennsylvania Intermediate Municipal Bond Fund. The investment operations of Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund, Marketvest Equity Fund and Marketvest International Equity Fund will be continued by the ARK Short-Term Bond Portfolio, ARK U.S. Government Bond Portfolio, ARK Value Equity Portfolio and ARK International Equity Selection Portfolio, respectively, and this Prospectus/Proxy Statement does not constitute a prospectus (because none is required) for the shares that will be issued by these ARK Funds portfolios in connection with the Reorganizations of the corresponding portfolios of the Marketvest Funds.

     The Reorganization Agreement provides that each portfolio of the Marketvest Funds (an "Acquired Fund" and collectively, the "Acquired Funds") will transfer substantially all of its assets and stated liabilities to the portfolio of ARK Funds (an "Acquiring Fund" and collectively, the "Acquiring Funds") identified below:

           Acquired Funds                                         Acquiring Funds
           --------------                                         ---------------
Marketvest Short-Term Bond Fund                        ARK Short-Term Bond Portfolio

Marketvest Intermediate U.S. Government                ARK U.S. Government Bond Portfolio
      Bond Fund

Marketvest Pennsylvania Intermediate                   ARK Pennsylvania Tax-Free Portfolio
      Municipal Bond Fund

Marketvest Equity Fund                                 ARK Value Equity Portfolio

Marketvest International Equity Fund                   ARK International Equity Selection
                                                              Portfolio

     In exchange for the transfer of assets and liabilities, each Acquired Fund will receive Institutional Class shares of the corresponding Acquiring Fund identified above. Each Acquired Fund will then make a liquidating distribution to its shareholders of the Acquiring Fund shares, so that a shareholder of an Acquired Fund at the time of the Reorganization will receive Institutional Class shares of the corresponding Acquiring Fund with the same aggregate net asset value as the shareholder had in the Acquired Fund immediately before the Reorganization. Following the Reorganizations, the Acquired Funds and the Marketvest Funds will be terminated and deregistered as described in the Reorganization Agreement.

     ARK Pennsylvania Tax-Free Portfolio is currently conducting investment operations as described in this Prospectus/Proxy Statement. ARK Short-Term Bond Portfolio, ARK U.S. Government Bond Portfolio, ARK Value Equity Portfolio and ARK International Equity Selection Portfolio have recently been organized for the purpose of continuing the investment operations of Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund, Marketvest Equity Fund and Marketvest International Equity Fund, respectively, and are not expected to commence operations until the consummation of the Reorganizations.

     This Prospectus/Proxy Statement sets forth the information that a shareholder should know before voting on the Reorganization Agreement (and related transactions) and should be retained for future reference. The Prospectus dated February __, 1998 relating to the shares of the Acquiring Funds, which describes the operations of the Acquiring Funds, is incorporated herein by reference and accompanies this Prospectus/Proxy Statement. Additional information is contained in: (i) the Statement of Additional Information dated February __, 1998, relating to this Prospectus/Proxy Statement; (ii) the Statement of Additional Information dated February __, 1998, relating to the shares of the

Acquiring Funds; (iii) the ARK Funds' Annual Report for the fiscal year ended April 30, 1997, as supplemented and Semi-Annual Report for the six-months ended October 31, 1997; (iv) the Combined Prospectus and Combined Statement of Additional Information, each dated June 30, 1997, as supplemented, relating to the Acquired Funds; and (v) the Combined Annual Report for the fiscal year ended February 28, 1997, and Combined Semi-Annual Report for the six-months ended August 31, 1997, relating to the Acquired Funds. Each of these documents is incorporated herein by reference and is also enclosed in the materials accompanying this Prospectus/Proxy Statement. The information contained in the Combined Prospectus and the Combined Statement of Additional Information, each dated June 30, 1997, as supplemented, the Combined Annual Report for the fiscal year ended February 28, 1997, and the Combined Semi-Annual Report for the six month period ended August 31, 1997, each relating to the Acquired Funds, is incorporated herein by reference and accompanies this Prospectus/Proxy Statement.

     This Prospectus/Proxy Statement is expected to be first sent to shareholders no later than February __, 1998.

     THE SECURITIES OF ARK FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MARKETVEST FUNDS OR ARK FUNDS.

     SHARES OF ARK FUNDS AND MARKETVEST FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FIRST NATIONAL BANK OF MARYLAND, DAUPHIN DEPOSIT BANK AND TRUST COMPANY OR ANY DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTING IN SHARES OF ARK FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                               TABLE OF CONTENTS

                                                                                               Page
                                                                                               ----
Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
     Proposed Reorganizations   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
     Reasons for Reorganizations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
     Federal Income Tax Consequences  . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
     Overview of Marketvest Funds and ARK Funds   . . . . . . . . . . . . . . . . . . . . .      2
          Marketvest Pennsylvania Intermediate Municipal Bond Fund and
             ARK Pennsylvania Tax-Free Portfolio  . . . . . . . . . . . . . . . . . . . . .      2
          Certain Arrangements with Service Providers -- Marketvest Funds   . . . . . . . .      2
          Certain Arrangements with Service Providers -- ARK Funds  . . . . . . . . . . . .      3
          Comparative Fee Tables  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4
          Expense Ratios -- Acquired Funds  . . . . . . . . . . . . . . . . . . . . . . . .      10
          Expense Ratios -- Acquiring Funds   . . . . . . . . . . . . . . . . . . . . . . .      10
          Purchases   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      11
          Exchanges   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12
          Dividends and Distributions   . . . . . . . . . . . . . . . . . . . . . . . . . .      13
          Redemption Procedures   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13
     Voting Information   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13
Risk Factors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14
     Investment Objectives and Policies   . . . . . . . . . . . . . . . . . . . . . . . . .      14
     Investment Practices and Risks   . . . . . . . . . . . . . . . . . . . . . . . . . . .      14
     Investment Limitations   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19
     Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      22
Information Relating to the Proposed Reorganizations  . . . . . . . . . . . . . . . . . . .      23
     Description of the Reorganization Agreement  . . . . . . . . . . . . . . . . . . . . .      23
     Capitalization   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      26
     Federal Income Tax Consequences  . . . . . . . . . . . . . . . . . . . . . . . . . . .      27
Information Relating to Voting Matters  . . . . . . . . . . . . . . . . . . . . . . . . . .      28
     General Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      28
     Shareholder and Board Approvals  . . . . . . . . . . . . . . . . . . . . . . . . . . .      29
     Quorum   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      31
     Annual Meetings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      31
Additional Information about ARK Funds  . . . . . . . . . . . . . . . . . . . . . . . . . .      31
Additional Information about Marketvest Funds . . . . . . . . . . . . . . . . . . . . . . .      32
Management's Discussion of Acquiring Fund Performance . . . . . . . . . . . . . . . . . . .      32
Other Business  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      33
Shareholder Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      33
Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     A-1

                                    SUMMARY

     The following is a summary of certain information relating to the proposed Reorganizations, the parties thereto and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, the Combined Prospectus and Combined Statement of Additional Information of the Marketvest Funds, Marketvest Funds' Combined Annual Report and most recent Combined
Semi-Annual Report. The Prospectus and Statement of Additional Information of ARK Funds, and the Reorganization Agreement attached to this Prospectus/Proxy Statement as Appendix A.

     PROPOSED REORGANIZATIONS. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Marketvest Funds, Inc. and the Board of Trustees of Marketvest Funds, and the Board of Trustees of ARK Funds, including in each case the directors/trustees who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that each of the proposed Reorganizations is in the best interests of shareholders of each Acquired Fund and each Acquiring Fund, respectively, and that the interests of existing shareholders of the Acquired Funds and the Acquiring Funds, respectively, will not be diluted as a result of such Reorganizations.

     REASONS FOR THE REORGANIZATIONS. The primary reasons for each of the proposed Reorganizations are: (a) the acquisition of Dauphin Deposit Corporation, the parent company of Dauphin Deposit Bank and Trust Company, the Acquired Funds' investment adviser, by First Maryland Bancorp, the parent company of Allied Investment Advisors, Inc., the Acquiring Funds' investment adviser, (b) the fact that the investment advisers of the Acquired Funds and the Acquiring Funds are under common control, (c) the fact that shareholder interests would not be diluted in the proposed Reorganizations, (d) the status of each Reorganization as a tax-free reorganization, (e) the similarity of the investment objective and policies of each Acquired Fund and the corresponding Acquiring Fund, (f) the improved marketing opportunities that could result from each Reorganization, and (g) the opportunity for the shareholders of each Acquired Fund to participate in a larger family of mutual funds through the exchange privilege offered by ARK Funds.

     FEDERAL INCOME TAX CONSEQUENCES. Shareholders of each Acquired Fund will not recognize any gain or loss for federal income tax purposes on the receipt of shares of the corresponding Acquiring Fund. Neither the Acquired Funds nor the Acquiring Funds will incur any gain or loss for federal tax purposes as a result of the Reorganizations. See "Information Relating to the Proposed Reorganizations - Federal Income Tax Consequences."

     OVERVIEW OF MARKETVEST FUNDS AND ARK FUNDS. The investment objectives and policies of Marketvest Short-Term Bond Fund and ARK Short-Term Bond Portfolio, Marketvest Intermediate U.S. Government Bond Fund and ARK U.S. Government Bond Portfolio, Marketvest Equity Fund and ARK Value Equity Portfolio, and Marketvest International Equity Fund and ARK International Equity Selection Portfolio are substantially similar. However, the ARK Short-Term Bond Portfolio and ARK U.S. Government Bond Portfolio may each invest up to 5% of total assets in lower-quality debt securities; the corresponding Marketvest Funds do not have a similar provision in their investment policies.

     The investment objective and policies of the Marketvest Pennsylvania Intermediate Municipal Bond Fund are similar to those of the ARK Pennsylvania Tax-Free Portfolio as described below.

Marketvest Pennsylvania Intermediate Municipal Bond Fund and ARK Pennsylvania Tax-Free Portfolio

     Under normal market conditions, the Marketvest Pennsylvania Intermediate Municipal Bond Fund and the ARK Pennsylvania Tax-Free Portfolio invest at least 80% and 65%, respectively, of their net assets in Pennsylvania municipal securities. In addition, the Marketvest Pennsylvania Intermediate Municipal Bond Fund invests its assets so that, under normal circumstances, at least 65% of the value of its total assets will be invested in securities of Pennsylvania issuers.

     See "Risk Factors" below and in the prospectuses of the Marketvest Funds and ARK Funds, which are incorporated herein by reference, for a further description of the similarities and differences between the investment objectives, policies and limitations of the Acquired Funds and the Acquiring Funds.

Certain Arrangements with Service Providers -- Marketvest Funds

     Pursuant to an investment advisory contract with both Marketvest Funds, Inc. and Marketvest Funds, investment decisions for the Acquired Funds are made by Dauphin Deposit Bank and Trust Company ("Dauphin Deposit"), the Acquired Funds' investment adviser, subject to the direction of the Marketvest Funds' boards. Dauphin Deposit continually conducts investment research and supervision for each Acquired Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual investment advisory fee from the assets of each Acquired Fund (as described in the comparative fee tables below). Dauphin Deposit may voluntarily waive some or all of its fee from time to time in its sole discretion.

     Edgewood Services Inc., a subsidiary of Federated Investors, is the principal distributor for shares of the Acquired Funds.

     Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Acquired Fund may pay the distributor of its shares an amount computed at an annual rate of up to 0.25% of the average daily net asset value of that Acquired

Fund to finance any activity which is principally intended to result in the sale of that Acquired Fund's shares. No fees have been paid under the distribution plan.

     Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides the Acquired Funds with administrative personnel and services necessary to operate each Acquired Fund. Such services include certain legal and accounting services. FAS receives an annual administrative fee equal to 0.15% of the Acquired Funds' average aggregate daily net assets. The administrative fee received during any fiscal year is subject to an aggregate minimum of at least $75,000 per Acquired Fund. FAS may voluntarily waive all or a portion of its fee from time to time in its sole discretion.

     Dauphin Deposit is custodian for the securities and cash of the Acquired Funds. Federated Shareholder Services Company ("FSSC") is the transfer agent and dividend disbursing agent for the Acquired Funds, and Federated Services Company ("FSCo") provides certain portfolio accounting services to the Acquired Funds. FSSC and FSCo are subsidiaries of Federated Investors.

Certain Arrangements with Service Providers -- ARK Funds

     Allied Investment Advisors, Inc. ("AIA") serves as the investment adviser to each Acquiring Fund and is entitled to receive investment advisory fees, which are accrued daily and paid monthly, from each Acquiring Fund (as described in the comparative fee tables below). AIA may voluntarily waive some or all of its fee from time to time in its sole discretion. See "Management" in the Prospectus of ARK Funds accompanying this Prospectus/Proxy Statement, which is incorporated herein by reference, for additional information on AIA.

     SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company, serves as the distributor for each Acquiring Fund.

     Under a shareholder services plan in effect with respect to the Institutional Class of each Acquiring Fund, the Acquiring Fund may pay shareholder services fees to securities dealers and other financial institutions (including affiliates of First Maryland Bancorp), at an annual rate of up to 0.15% of the average net assets of the Institutional Class shares attributable to their customers, for providing ongoing shareholder support services to customers with accounts in such class. The Board of Trustees of ARK Funds has approved an annual shareholder services fee rate of 0.06% of the average net assets of the Institutional Class of each Acquiring Fund.

     SEI Investments Fund Resources ("SFR") provides administrative services to each Acquiring Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Co., is the owner of all beneficial interest in SFR. For its services, SFR receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.13% of the aggregate average net assets of the Acquiring Funds. SFR may voluntarily waive all or a portion of its fee from time to time in its sole discretion. Pursuant to a separate agreement with SFR, FMB Trust Company, National Association performs sub-administration services on behalf of each ARK

Funds portfolio, for which it receives a fee from SFR at the annual rate of up to 0.0275% of aggregate average daily net assets of the Acquiring Funds. See "Management" in the Prospectus of ARK Funds accompanying this Prospectus/Proxy Statement, which is incorporated herein by reference, for additional information about SFR.

     FMB Trust Company, National Association is custodian for the securities and cash of ARK Funds. SFR provides transfer agent and related services for the Acquiring Funds and has subcontracted the transfer agency services to State Street Bank and Trust Company. State Street Bank and Trust Company maintains shareholder accounts and records for the Acquiring Funds.

Comparative Fee Tables

     The tables set forth below show (a) shareholder transaction expenses and estimated annual operating expenses for each Acquired Fund (other than the Marketvest International Equity Fund) for the fiscal year ended February 28, 1997, estimated shareholder transaction expenses and estimated annual operating expenses for the Marketvest International Equity Fund, for the fiscal year ending February 28, 1998, and shareholder transaction expenses and estimated annual operating expenses for the Institutional Class of each Acquiring Fund as of April 30, 1997 for its fiscal year ended on such date, in each case restated to reflect expenses the Acquired Funds and the Institutional Class of shares of the Acquiring Funds, respectively, expect to incur during the current fiscal year, and (b) pro forma information for each Acquiring Fund assuming the Reorganization of such Acquiring Fund had taken place on October 31, 1997.

     Unless otherwise noted, the information in the expense tables and the examples reflects voluntary fee waivers and/or reimbursements. The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                                           Pro Forma
                                                     Marketvest Short-Term       ARK Short-Term         ARK Short-Term
                                                           Bond Fund             Bond Portfolio         Bond Portfolio
                                                           ---------             --------------         --------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases and                  3.50%                    None                    None
reinvested dividends

Deferred sales charges imposed on redemptions                None                     None                   None

Redemption Fee                                               None                     None                   None

Exchange Fee                                                 None                     None                   None


ANNUAL OPERATING EXPENSES
(expressed as a percentage of average net assets)

Advisory Fee (after waiver)(1)                               0.60%                   0.70%                   0.70%

12b-1 Fee (after waiver)(2)                                  0.00%                    N/A                    N/A

Shareholder Services Fees (after waiver)(3)                   N/A                    0.06%                   0.06%

Other Expenses (after waiver)(4)                             0.30%                   0.18%                   0.18%

Total Operating Expenses (after waivers)(5)                  0.90%                   0.94%                   0.94%

EXAMPLE

     A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and redemption of the shares after the number of years indicated:

                                                     1 Year      3 Years      5 Years     10 Years
                                                     ------      -------      -------     --------
     Marketvest Short-Term Bond Fund                  $44          $63          $83         $142
     ARK Short-Term Bond Portfolio                     10           30           52          115
     Pro Forma ARK Short-Term Bond Portfolio           10           30           52          115

-------------------

(1)   Absent fee waivers, advisory fees would be 0.75%.

(2) The Marketvest Short-Term Bond Fund is not currently paying or accruing 12b-1 fees. The Marketvest Short-Term Bond Fund can pay up to 0.25% as a 12b-1 fee to the distributor of the Marketvest Funds.

(3) Absent fee waivers, shareholder services fees for the Institutional Class of the ARK Short-Term Bond Portfolio would be 0.15%.

(4) Other Expenses for the Marketvest Short-Term Bond Fund have been reduced to reflect the voluntary waiver of 0.03% of the administrative fee by the administrator. The administrator can terminate these voluntary waivers and reimbursements at any time at their sole discretion.

(5) Absent fee waivers, total operating expenses would be 1.08%, 1.13% and 1.13%, respectively.


                                                          Marketvest
                                                         Intermediate                                      Pro Forma
                                                        U.S. Government       ARK U.S. Government     ARK U.S. Government
                                                           Bond Fund             Bond Portfolio         Bond Portfolio
                                                           ---------             --------------         --------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases and                  3.50%                    None                   None
reinvested dividends

Deferred sales charges imposed on redemptions                None                     None                   None

Redemption Fee                                               None                     None                   None

Exchange Fee                                                 None                     None                   None

ANNUAL OPERATING EXPENSES
(expressed as a percentage of average net assets)

Advisory Fee (after waiver)(1)                               0.60%                   0.65%                   0.65%

12b-1 Fee (after waiver)(2)                                  0.00%                    N/A                     N/A

Shareholder Services Fees(3)                                  N/A                    0.06%                   0.06%

Other Expenses (after waiver)(4)                             0.25%                   0.19%                   0.19%

Total Operating Expenses (after waivers)(5)                  0.85%                   0.90%                   0.90%

EXAMPLE

     A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and redemption of the shares after the number of years indicated:

                                                   1 Year      3 Years      5 Years     10 Years
                                                   ------      -------      -------     --------
     Marketvest Intermediate U.S. Government        $43          $61          $80         $136
        Bond Fund

     ARK U.S. Government Bond Portfolio               9           29           50          111

     Pro Forma ARK U.S. Government Bond
         Portfolio                                    9           29           50          111

-------------------

(1)   Absent fee waivers, advisory fees would be 0.75%.

(2) The Marketvest Intermediate U.S. Government Bond Fund is not currently paying or accruing 12b-1 fees. The Marketvest Intermediate U.S. Government Bond Fund can pay up to 0.25% as a 12b-1 fee to the distributor of the Marketvest Funds.

(3) Absent fee waivers, shareholder services fees for the Institutional Class of the ARK U.S. Government Bond Portfolio would be 0.15%

(4) Other Expenses for the Marketvest Intermediate U.S. Government Bond Fund have been reduced to reflect the voluntary waiver of 0.03% of the administrative fee by the administrator. The administrator can terminate these voluntary waivers and reimbursements at any time at their sole discretion.

(5) Absent fee waivers, total operating expenses would be 1.03%, 1.99% and 1.99%, respectively.

                                                          Marketvest
                                                         Pennsylvania                                      Pro Forma
                                                    Intermediate Municipal      ARK Pennsylvania       ARK Pennsylvania
                                                           Bond Fund           Tax-Free Portfolio     Tax-Free Portfolio
                                                           ---------           ------------------     ------------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases and                  3.50%                    None                   None
reinvested dividends

Deferred sales charges imposed on redemptions                None                     None                   None

Redemption Fee                                               None                     None                   None

Exchange Fee                                                 None                     None                   None

ANNUAL OPERATING EXPENSES
(expressed as a percentage of average net assets)

Advisory Fee(1)                                              0.60%                   0.65%                   0.65%

12b-1 Fee (after waiver)(2)                                  0.00%                    N/A                     N/A

Shareholder Services Fees(3)                                  N/A                    0.06%                   0.06%

Other Expenses (after waiver)(4)                             0.23%                   0.23%                   0.18%

Total Operating Expenses (after waivers)(5)                  0.83%                   0.94%                   0.89%

EXAMPLE

     A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and redemption of the shares after the number of years indicated:

                                                   1 Year      3 Years      5 Years     10 Years
                                                   ------      -------      -------     --------
     Marketvest Pennsylvania Intermediate           $43          $61          $79         $134
        Municipal Bond Fund

     ARK Pennsylvania Tax-Free Portfolio             10           30          52           115

     Pro Forma ARK Pennsylvania Tax-Free
        Portfolio                                     9           28          49           110

-------------------

(1) Absent fee waiver, the advisory fee for the Marketvest Pennsylvania Intermediate Municipal Bond Fund would be 0.75%.

(2) The Marketvest Pennsylvania Intermediate Municipal Bond Fund is not currently paying or accruing 12b-1 fees. The Marketvest Pennsylvania Intermediate Municipal Bond Fund can pay up to 0.25% as a 12b-1 fee to the distributor of the Marketvest Funds.

(3) Absent fee waivers, shareholder services fees for the Institutional Class of the ARK Pennsylvania Tax-Free Portfolio would be 0.15%

(4) Other Expenses for the Marketvest Pennsylvania Intermediate Municipal Bond Fund have been reduced to reflect the voluntary waiver of 0.04% of the administrative fee by the administrator. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(5) Absent fee waivers, total operating expenses would be 1.02%, 1.03% and 0.98%, respectively.

                                                                                                           Pro Forma
                                                       Marketvest Equity        ARK Value Equity       ARK Value Equity
                                                             Fund                  Portfolio               Portfolio
                                                             ----                  ---------               ---------
SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases and                  4.75%                    None                   None
reinvested dividends

Deferred sales charges imposed on redemptions                None                     None                   None

Redemption Fee                                               None                     None                   None

Exchange Fee                                                 None                     None                   None

ANNUAL OPERATING EXPENSES
(expressed as a percentage of average net assets)

Advisory Fee (after waiver)(1)                               0.80%                   0.87%                   0.87%

12b-1 Fee (after waiver)(2)                                  0.00%                    N/A                     N/A

Shareholder Services Fees(3)                                  N/A                    0.06%                   0.06%

Other Expenses (after waiver)(4)                             0.25%                   0.13%                   0.13%

Total Operating Expenses (after waivers)(5)                  1.05%                   1.06%                   1.06%

EXAMPLE

     A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and redemption of the shares after the number of years indicated:

                                                   1 Year      3 Years      5 Years     10 Years
                                                   ------      -------      -------     --------
     Marketvest Equity Fund                          $58         $79         $103         $170

     ARK Value Equity Portfolio                       11          34           58          129

     Pro Forma ARK Value Equity Portfolio             11          34           58          129

-------------------

(1)   Absent fee waivers, advisory fees would be 1.00%.

(2) The Marketvest Equity Fund is not currently paying or accruing 12b-1 fees. The Marketvest Equity Fund can pay up to 0.25% as a 12b-1 fee to the distributor of the Marketvest Funds.

(3) Absent fee waivers, shareholder services fees for the Institutional Class of the ARK Value Equity Portfolio would be 0.15%

(4) Other Expenses for the Marketvest Equity Fund have been reduced to reflect the voluntary waiver of 0.01% of the administrative fee by the administrator. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(5) Absent fee waivers, total operating expenses would be 1.26%, 1.28% and 1.28%, respectively.

                                                                                                           Pro Forma
                                                          Marketvest                  ARK                    ARK
                                                     International Equity     International Equity   International Equity
                                                             Fund             Selection Portfolio     Selection Portfolio
                                                             ----             -------------------     -------------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases and                  1.50%                    None                   None
reinvested dividends

Deferred sales charges imposed on redemptions                None                     None                   None

Redemption Fee                                               None                     None                   None

Exchange Fee                                                 None                     None                   None

ANNUAL OPERATING EXPENSES
(expressed as a percentage of average net assets)

Advisory Fee (after waiver)(1)                               0.50%                   0.55%                   0.55%

12b-1 Fee (after waiver)(2)                                  0.00%                    N/A                     N/A

Shareholder Services Fees(3)                                  N/A                    0.06%                   0.06%

Other Expenses (after waiver)(4)                             0.25%                   0.26%                   0.26%

Total Operating Expenses (after waivers)(5)                  0.75%                   0.81%                   0.81%

EXAMPLE

     A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and redemption of the shares after the number of years indicated:

                                                   1 Year      3 Years      5 Years     10 Years
                                                   ------      -------      -------     --------
     Marketvest International Equity Fund           $23          $39          ---          ---

     ARK International Equity Selection
         Portfolio                                    8           26           45          100

     Pro Forma ARK International Equity
         Selection Portfolio                          8           26           45          100

-------------------

(1)   Absent fee waivers, advisory fees would be 0.65%.

(2) The Marketvest International Equity Fund is not currently paying or accruing 12b-1 fees. The Marketvest International Equity Fund can pay up to 0.25% as a 12b-1 fee to the distributor of the Marketvest Funds.

(3) Absent fee waivers, shareholder services fees for the Institutional Class of the ARK International Equity Selection Portfolio would be 0.15%

(4) Other Expenses of the Marketvest International Equity Fund have been reduced to reflect voluntary waiver of 0.17% of the administrative fee by the administrator and reimbursement of certain expenses by the adviser. The administrator and adviser can terminate these voluntary waivers and reimbursements at any time at their sole discretion.

(5) Absent fee waivers, total operating expenses would be 1.07%, 1.06% and 1.06%, respectively.

Expense Ratios -- Acquired Funds

     The following table sets forth (a) the ratios of operating expenses to average net assets of each Acquired Fund (other than the Marketvest International Equity Fund) for the fiscal year ended February 28, 1997, (i) after fee waivers and expense reimbursements, and (ii) absent fee waivers and expense reimbursements, and (b) the annualized ratios of operating expenses to average net assets of each Acquired Fund for the six-months ended August 31, 1997, (i) after fee waivers and expense reimbursements and (ii) absent fee waivers and expense reimbursements.

                      FISCAL YEAR ENDED FEBRUARY 28, 1997

                                                      Ratio of Operating Expenses     Ratio of Operating Expenses
                                                         to Average Net Assets           to Average Net Assets
                                                               After Fee                       Absent Fee
                                                          Waivers and Expense             Waivers and Expense
Acquired Fund                                                Reimbursements                  Reimbursements
-------------                                                --------------                  --------------
Marketvest Short-Term Bond Fund                                  0.90%                           1.08%

Marketvest Intermediate U.S. Government                          0.85%                           1.03%
  Bond Fund

Marketvest Pennsylvania Intermediate Municipal                   0.83%                           1.02%
  Bond Fund

Marketvest Equity Fund                                           1.05%                           1.26%

                        SIX-MONTHS ENDED AUGUST 31, 1997

                                                      Ratio of Operating Expenses     Ratio of Operating Expenses
                                                         to Average Net Assets           to Average Net Assets
                                                               After Fee                       Absent Fee
                                                          Waivers and Expense             Waivers and Expense
Acquired Fund                                                Reimbursements                  Reimbursements
-------------                                                --------------                  --------------
Marketvest Short-Term Bond Fund                                  0.83%                           1.02%

Marketvest Intermediate U.S. Government                          0.80%                           0.99%
  Bond Fund

Marketvest Pennsylvania Intermediate Municipal                   0.81%                           1.00%
  Bond Fund

Marketvest Equity Fund                                           1.02%                           1.22%

Marketvest International Equity Fund                             0.75%                           1.16%

Expense Ratios -- Acquiring Funds

     The following table sets forth (a) the ratios of operating expenses to average net assets of the Institutional Class of the ARK Pennsylvania Tax-Free Portfolio for the fiscal year ended April 30, 1997, (i) after fee waivers and expense reimbursements and (ii) absent fee waivers and expense reimbursements, and (b) the annualized ratios of operating expenses to average net assets of the Institutional Class of the ARK Pennsylvania Tax-Free Portfolio for the six-months ended October 31, 1997, (i) after fee waivers and expense reimbursements, and
(ii) absent fee waivers and expense reimbursements.

                        FISCAL YEAR ENDED APRIL 30, 1997

                                                      Ratio of Operating Expenses     Ratio of Operating Expenses
                                                         to Average Net Assets           to Average Net Assets
                                                               After Fee                       Absent Fee
                                                          Waivers and Expense             Waivers and Expense
Acquiring Fund                                               Reimbursements                  Reimbursements
--------------                                               --------------                  --------------
ARK Pennsylvania Tax-Free Portfolio                              0.63%                            0.76%

                       SIX-MONTHS ENDED OCTOBER 31, 1997

                                                      Ratio of Operating Expenses     Ratio of Operating Expenses
                                                         to Average Net Assets           to Average Net Assets
                                                               After Fee                       Absent Fee
                                                          Waivers and Expense             Waivers and Expense
Acquiring Fund                                                Reimbursements                  Reimbursements
--------------                                                --------------                  --------------
ARK Pennsylvania Tax-Free Portfolio                              0.60%                             0.72%

     The ARK Short-Term Bond Portfolio, ARK U.S. Government Bond Portfolio, ARK Value Equity and ARK International Equity Selection Portfolio have recently been organized for the purpose of continuing the investment operations of the Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Fund, Marketvest Equity Fund and Marketvest International Equity Fund, respectively, had not commenced operations as of October 31, 1997, and are not expected to commence operations until the consummation of the Reorganizations.

Purchases

     Except for the shares to be issued in connection with the Reorganizations, Institutional Class shares of the Acquiring Funds are sold to individuals, institutions and other entities that have established trust, custodial or money management relationships with First National Bank of Maryland ("First National") or its affiliates. Institutional Class shares may be purchased by eligible investors at their net asset value without a sales charge next calculated after an investment is received and accepted. Marketvest Fund shareholders may reinvest their dividends in Institutional Class shares of the Acquiring Funds but additional share purchases of Institutional Class shares may only be made by Marketvest Fund shareholders who are otherwise eligible to purchase Institutional Class shares. Share purchases may be made Monday through Friday, except on certain holidays. The net asset value of each Acquiring Fund is calculated as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange. The following minimum investments apply to Institutional Class shares of the Acquiring Funds unless they are waived:

     To open an account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $100,000*

     To add to an account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          N/A

     Minimum account balance  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     250,000*

__________________________

     * The minimum initial investment required to open an account is $100,000. Within six months, a registered Institutional Class shareholder must reach and maintain an aggregate balance of $250,000. Both the minimum initial investment and aggregate balance requirements are being waived for all Marketvest Fund shareholders in the Reorganizations. However, additional purchases of Institutional Class shares may be made only if a shareholder is otherwise eligible to purchase Institutional Class shares.

     Shares of the Acquired Funds are sold on a continuous basis at net asset value plus any applicable sales charge. The maximum sales charge is 4.75% for the Marketvest Equity Fund; 3.50% for the Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund and Marketvest Pennsylvania Intermediate Municipal Bond Fund; and 1.50% for the Marketvest International Equity Fund. Purchases may be made Monday through Friday, except on certain holidays. The net asset value of each Acquired Fund is calculated as of the close of regular trading (normally 4:00 p.m., Eastern Time) on the New York Stock Exchange. The following minimum investments apply to purchases of shares of the Acquired Funds unless they are waived:

     To open an account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $1,000*

     To add to an account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           50

     Minimum account balance  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,000

__________________________

         * The minimum investment to open an account for the Marketvest International Equity Fund is $10,000.

     Participants in the Acquired Funds' systematic investment program may direct the deduction of the purchase price for shares of any Acquired Fund from an eligible deposit account. If the Reorganization of any such Acquired Fund is approved and consummated as set forth herein, all amounts so deducted will be automatically invested in the corresponding Acquiring Fund.

Exchanges

     All or a portion of shares of any of the Acquiring Funds may be exchanged on any business day at their net asset value for shares of the same class of one or more of the other Acquiring Funds or any other ARK Funds portfolio. Shares of the Acquired Funds may be exchanged at their net asset value plus any sales charge differential for the shares of any of the other Acquired Funds.

Dividends and Distributions

     ARK Short-Term Bond Portfolio, ARK U.S. Government Bond Portfolio and ARK Pennsylvania Tax-Free Portfolio pay dividends from net investment income monthly. ARK Value Equity Portfolio pays dividends from net investment income quarterly. ARK International Equity Selection Portfolio pays dividends from net investment income annually. Commencing March 1, 1998, income dividends on all Acquiring Funds will be declared daily and paid monthly, quarterly or annually, as described above. Each Acquiring Fund distributes net realized capital gains, if any, at least annually. Holders of shares of the Acquiring Funds may elect to have their dividends and distributions automatically reinvested in additional shares at the net asset value next determined after payment, to receive their dividends and distributions in cash, or to receive a combination of additional shares and cash. If a shareholder fails to select an option, all dividends and distributions are reinvested in additional shares.

     Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund, and Marketvest Pennsylvania Intermediate Municipal Bond Fund declare dividends daily and pay dividends from net investment income monthly. Marketvest Equity Fund declares and pays dividends from net investment income monthly. Marketvest International Equity Fund declares and pays dividends from net investment income annually. Each Acquired Fund distributes net realized capital gains, if any, at least annually. Dividends and distributions are automatically reinvested in additional shares on the payment dates at the ex-dividend date net asset value without a sales charge, unless cash payments are requested in writing.

Redemption Procedures

     The shares of the Acquiring Funds and the Acquired Funds are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of a redemption request in good order.

     VOTING INFORMATION. This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Marketvest Funds, Inc. and the Board of Trustees of Marketvest Funds in connection with the Joint Special Meeting of Shareholders to be held at Federated Investors, 5800 Corporate Drive, Pittsburgh, Pennsylvania, on March 4, 1998, at 10 o'clock a.m., Eastern Time, (such meeting and any adjournment thereof hereinafter referred to as the "Meeting"). Only shareholders of record at the close of business on February 4, 1998 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares of each Acquired Fund will be counted separately. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, including a description of the shareholder vote required for approval of the Reorganization Agreement and related transactions contemplated thereby, see "Information Relating to Voting Matters."

                                  RISK FACTORS

     The following discussion summarizes some of the more significant similarities and differences in the investment objectives, policies, practices and risk factors of the Acquired Funds and the Acquiring Funds and is qualified in its entirety by the prospectuses and statements of additional information of the Acquired Funds and the Acquiring Funds accompanying this Prospectus/Proxy Statement, which are incorporated herein by reference.

     INVESTMENT OBJECTIVES AND POLICIES. The investment objective and policies of the Marketvest Short-Term Bond Fund and ARK Short-Term Bond Portfolio, of the Marketvest Intermediate U.S. Government Bond Fund and ARK U.S. Government Bond Portfolio, of the Marketvest Equity Fund and ARK Value Equity Portfolio, or of the Marketvest International Equity Fund and ARK International Equity Selection Portfolio are substantially similar. However, the ARK Short-Term Bond Portfolio and ARK U.S. Government Bond Portfolio may each invest up to 5% of total assets in lower-quality debt securities; the corresponding Marketvest Funds do not have a similar provision in their investment polices. The investment objective and policies of the Marketvest Pennsylvania Intermediate Municipal Bond Fund are similar to those of the ARK Pennsylvania Tax-Free Portfolio. There are, however, certain material differences.

       Marketvest Pennsylvania Intermediate Municipal Bond Fund and ARK Pennsylvania Tax-Free Portfolio. The investment objective of each of the Marketvest Pennsylvania Intermediate Municipal Bond Fund and the ARK Pennsylvania Tax-Free Portfolio is to provide current income which is exempt from federal regular income tax and the state income taxes imposed by the Commonwealth of Pennsylvania. Each fund pursues its investment objective by investing primarily in Pennsylvania municipal securities. Under normal market conditions, the Marketvest Pennsylvania Intermediate Municipal Bond Fund and the ARK Pennsylvania Tax-Free Portfolio invest at least 80% and 65%, respectively, of their net assets in Pennsylvania municipal securities. In addition, the Marketvest Pennsylvania Intermediate Municipal Bond Fund invests its assets so that, under normal circumstances, at least 65% of the value of its total assets will be invested in securities of Pennsylvania issuers. Up to 20% of each fund may generate income that is subject to the federal income tax, including the alternative minimum tax.

     See the Combined Prospectus of the Marketvest Funds and the Prospectus of ARK Funds, which are incorporated herein by reference, for a further description of the similarities and differences between the investment objectives and policies of the Acquired Funds and the Acquiring Funds.

     INVESTMENT PRACTICES AND RISKS. This section describes certain practices and risks that are generally common to a number of the Acquired Funds and Acquiring Funds.

     Fixed-Income Securities. The market value of fixed-income securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed-income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the credit rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from those securities but will affect the net asset value of the fund's shares. Each of the Acquired Funds and the Acquiring Funds may invest in fixed-income securities consistent with its investment objective and policies.

     Bonds rated Baa by Moody's or BBB by Standard & Poors, or with equivalent ratings by other nationally recognized statistical rating organizations ("NRSROs"), may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Debt securities rated lower than Baa by Moody's or BBB by Standard & Poors, or with equivalent ratings by other NRSROs, (sometimes referred to as "junk bonds") have poor protection against default in payment of principal and interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. Market prices of lower-rated debt securities may fluctuate more often than those of higher-rated securities, and may decline significantly in periods of general economic difficulty which may follow rising interest rates. Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. The Marketvest International Equity Fund and the corresponding Acquiring Fund may invest up to 35% of their total assets in lower-quality debt securities. The ARK Short-Term Bond Portfolio and the ARK U.S. Government Bond Portfolio, each an Acquiring Fund, may invest up to 5% in such securities.

     Municipal Obligations. The Marketvest Pennsylvania Intermediate Bond Fund and the ARK Pennsylvania Tax-Free Portfolio invest primarily in municipal obligations. The other funds may invest in such obligations to the extent permitted by their investment policies. Municipal securities are issued to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal securities may be backed by the full taxing power of a municipality or by the revenues from a specific project or by the credit of a private organization. Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. Yields on municipal obligations depend on a variety of factors, including the general conditions of the money markets and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal obligations with longer maturities tend to produce higher yields and generally are subject to potentially greater price fluctuations than obligations with shorter maturities.

     Equity Securities Generally. Investments in equity securities are subject to market risks which may cause their prices to fluctuate. Accordingly, the Acquired Funds and the Acquiring Funds investing in equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in the value of portfolio securities will not necessarily affect income derived from those securities but will affect the net asset value of the fund's shares. Equity securities held by a fund may not perform well during certain market cycles and may not respond to general market movements to the same extent as other securities.

     Foreign Securities. Each of the Acquired Funds and Acquiring Funds may invest in foreign securities to the extent permitted by their investment policies. The Marketvest International Equity Fund and the corresponding Acquiring Fund invest primarily in the securities of investment companies investing in foreign securities. Investing in the securities of foreign issuers involves special risks not typically associated with investing in U.S. companies. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries, and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Investing in emerging markets involves special considerations (in addition to those relating to foreign investment generally) which include, among others, greater political uncertainty, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for securities, and delays and disruptions in securities settlement procedures. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     Non-Diversification. Investing in the Marketvest Pennsylvania Intermediate Bond Fund and the ARK Pennsylvania Tax-Free Portfolio, which are non-diversified funds, may entail greater risk than investing in a diversified fund because the concentration in securities of relatively-fewer issuers could result in greater fluctuation in the total market value of the fund's holdings. Any economic, political or regulatory developments affecting the value of the securities the fund holds could have a greater impact on the total value of its holdings than would be the case if the securities were diversified among more issuers.

     Pennsylvania's economy is based on a mixture of manufacturing, mining, trade, medical and health services, education and financial institutions. Pennsylvania's continued dependence on manufacturing, mining, steel and coal, however, has made the state vulnerable to cyclical fluctuations, foreign imports and environmental concerns. Pennsylvania's population and per capita income have been increasing slightly over the past five years, and its employment and unemployment rates have generally not been significantly different over the past five years from that of the United States. Pennsylvania is engaged in certain litigation matters which are described in the Statement of Additional Information of the Acquiring Funds accompanying this Prospectus/Proxy Statement and incorporated herein by reference.

     Delayed Delivery or Purchases on a When-Issued Basis. Delayed delivery or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of commitment and the delivery and payment ordinarily takes place beyond customary settlement time. The interest rate to be realized on these securities is fixed as of the purchase date and no interest accrues to the buyer before settlement. The securities are subject to market fluctuation due to changes in market interest rates; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Liquid assets sufficient to make payments for the securities to be purchased are segregated at the trade date. Each of the Acquired Funds and Acquiring Funds may purchase securities on a delayed delivery or when-issued basis and may dispose of the when-issued commitment prior to settlement which may result in short-term profits or losses.

     Repurchase Agreements. A repurchase agreement is an agreement where a person buys a security and simultaneously commits to sell the security to the seller at an agreed-upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. A fund which buys the security bears a risk of loss in the event the other party defaults on its obligations and the fund is delayed or prevented from exercising its right to dispose of the collateral securities or if the fund realizes a loss on the sale of the collateral securities. Each Acquired Fund and Acquiring Fund may enter into repurchase agreements. Each Acquired Fund and Acquiring Fund will only enter into repurchase agreements with banks and other recognized financial institutions which are deemed by its investment adviser to be creditworthy pursuant to guidelines established by its Board of Directors/Trustees.

     Reverse Repurchase Agreements. Each of the Acquired Funds and the Acquiring Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a fund and the agreement by the fund to repurchase the securities at an agreed-upon price, date and interest payment. When a fund enters into reverse repurchase transactions, it will maintain appropriate liquid assets in a segregated custodial account to cover the value of the securities subject to the agreement. The segregation of assets could impair the fund's ability to meet its current obligations or impede investment management if a large portion of the fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

     Securities Lending. Consistent with applicable regulatory requirements and in order to generate additional income, each of the Acquired Funds and the ARK Short-Term Bond Portfolio and ARK U.S. Government Bond Portfolio may lend portfolio securities to broker-dealers and other institutional borrowers. It is the current view of the SEC that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills, notes or other liquid securities) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors/Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Each of the funds will not make loans where the value of securities loaned by it would exceed 33 1/3% of its total assets. In the event of the bankruptcy of the other party to a securities loan, a fund could experience delays in recovering either the securities loaned or cash. To the extent that, in the meantime, the value of the securities loaned has increased or the value of the securities purchased has decreased, the fund could experience a loss.

     Options. The Acquiring Funds and the Marketvest Equity Fund and Marketvest International Equity Fund may engage in options transactions from time to time. A put option gives a fund, in return for a premium, the right (but not the obligation) to sell the underlying security to the writer or seller of the option at a specified price during the term of the option. A call option gives a fund, in return for a premium, the right (but not the obligation) to buy the underlying securities from the seller at a specified price during the term of the option. The Marketvest Equity Fund and Marketvest International Equity Fund may write covered put and call options on portfolio securities to attempt to hedge all or a portion of their portfolio investments or to attempt to increase their current income. Each of these funds may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the eligible Marketvest Funds will segregate cash, U.S. Treasury obligations or other liquid securities with a value equal to or greater than the exercise price of the underlying securities. In contrast, under normal conditions, no Acquiring Fund will hedge more than 25% of its total assets by engaging in options transactions and futures (see "Futures and Options on Futures" below). In addition, each Acquiring Fund will not write puts where the value of the underlying investment exceeds 25% (including the value of futures held by the fund) of its total assets and will not buy calls with a value exceeding 5% of its total assets. There are risks associated with options transactions, including that the success of a hedging strategy will depend on the ability of the investment adviser to predict movements in the prices of individual securities, market fluctuations and movements in interest rates; there may be an imperfect correlation between the movement in prices of securities held by a fund and price movements of the related options; and there may not be a liquid secondary market for options.

     Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each of the Acquiring Funds and the Marketvest Equity Fund and Marketvest International Equity Fund may enter into futures contracts and options on futures contracts, provided that, with respect to the Marketvest Funds' positions in futures contracts and related options contracts that are not for "bona fide hedging purposes", the sum of its initial margin deposits on open futures contracts plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the liquidation value of its net assets after taking into account unrealized profits and unrealized losses on any such contracts and excluding the value of any options that are "in-the-money" at the time of purchase. In every other instance, each of the Acquiring Funds and the Marketvest Equity Fund and Marketvest International Equity Fund use futures contracts and related options, within their respective investment limitations noted in "Options" above, only for bona fide hedging purposes, i.e., to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. There are risks associated with these hedging activities. See "Options" above.

     Other Considerations. Certain other investments and investment techniques permitted for the Acquired Funds and the Acquiring Funds pose special risks in addition to those described above. See the Combined Prospectus and Combined Statement of Additional Information of the Marketvest Funds and the Prospectus and Statement of Additional Information of ARK Funds for more information. By itself no fund constitutes a balanced investment plan. There is no assurance that a fund will achieve its investment objective. Investors should review the investment objective, policies and practices of a fund and carefully consider their ability to assume the risks involved.

     INVESTMENT LIMITATIONS. None of the Acquiring Funds or the Acquired Funds may change their fundamental investment limitations without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Acquiring Fund or Acquired Fund. However, investment limitations that are not fundamental policies may be changed by the appropriate Board of Directors/Trustees without shareholder approval. The investment limitations of the Acquired Funds and the corresponding Acquiring Funds are similar, but not identical.

     Concentration of Investments. As a fundamental policy, none of the Acquiring Funds or the Acquired Funds may purchase any securities which would cause more than 25% of the total assets of such fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The Marketvest International Equity Fund may, however, invest in investment companies that concentrate their assets within one industry. In addition, the Marketvest Pennsylvania Intermediate Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the funds may invest as temporary investments more than 25% of the value of its assets in cash or cash items.

     Loans. As a fundamental policy, none of the Acquiring Funds or Acquired Funds may make loans, except that a fund may (a) purchase or hold debt instruments; (b) enter into repurchase agreements; and (c) engage in securities lending, in each case where permitted by its investment objective, policies and limitations.

     Diversification of Investments. As a fundamental policy, none of the Acquiring Funds (other than the ARK Pennsylvania Tax-Free Portfolio) or the Acquired Funds (other than the Marketvest Pennsylvania Intermediate Municipal Bond Fund) may acquire more than 10% of the voting securities of any one issuer, or invest more than 5% of its total assets in the securities of an issuer; provided that the foregoing limitation does not apply to 25% of the total assets of any of the Acquired Funds or the Acquiring Funds. For purposes of the foregoing, with respect to the Acquiring Funds and the Acquired Funds, securities issued or guaranteed by the United States, its agencies or instrumentalities, are excluded and with respect to the Acquiring Funds and the Marketvest International Equity Fund, securities of other investment companies are excluded.

     Issuing Senior Securities or Borrowing Money. As a fundamental policy, none of the Acquiring Funds or the Acquired Funds may borrow or issue senior securities, except that (a) an Acquiring Fund may borrow money from banks and may enter into reverse repurchase agreements and (b) an Acquired Fund may borrow money in an amount not to exceed 33 1/3% of its total assets as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). None of the Acquiring Funds or the Acquired Funds will purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets. None of the Acquiring Funds or the Acquired Funds will borrow for investment purposes.

     Pledging Assets. As a fundamental policy, none of the Acquired Funds may pledge, mortgage, or hypothecate assets except to secure temporary borrowings permitted in the preceding paragraph. For purposes of this limitation, with respect to the Acquired Funds, the following will not be deemed to be pledges (where applicable): margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis. The Acquiring Funds do not have a fundamental policy regarding the pledging of assets.

     Investing in Real Estate and Commodities. As a fundamental policy, none of the Acquiring Funds or the Acquired Funds may purchase or sell real estate, including real estate limited partnership interests (except that the Marketvest International Equity Fund may purchase such limited partnership interests), commodities and commodities contracts, but excluding interests in a pool of securities that are secured by interests in real estate. Each of the Acquiring Funds and the Acquired Funds may, however, subject to compliance with other investment policies, invest in companies which invest in real estate. Each of the Acquiring Funds and the Marketvest Equity Fund and Marketvest International Equity Fund may invest in futures contracts and options thereon to the extent permitted by its investment objective, policies and limitations.

     Selling Short or Buying on Margin. As a non-fundamental policy, none of the Acquiring Funds or the Acquired Funds may make short sales of securities, maintain a short position or purchase securities on margin, except that the Acquiring Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short. The Acquired Funds may obtain short-term credits as necessary for the clearance of purchases and sales of portfolio securities and, with respect to the Marketvest Equity Fund and Marketvest International Equity Fund, the deposit of initial and variation margins in futures contracts are not considered purchasing securities on margin. For both the Acquiring Funds and the Acquired Funds, transactions in futures contracts and options are not deemed to constitute selling securities short.

     Underwriting. As a fundamental policy, none of the Acquiring Funds or the Acquired Funds may act as an underwriter of securities of other issuers, except as it may deemed an underwriter under federal securities laws in selling a security held by it.

     Investing in Securities of Other Investment Companies. As a non-fundamental policy, none of the Acquiring Funds or the Acquired Funds may purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder. The Marketvest International Equity Fund and ARK International Equity Selection Portfolio invest primarily in other mutual funds. See the Combined Prospectus of the Marketvest Funds and the Prospectus of ARK Funds, which are incorporated herein by reference, for a further description of the investment practices and risks of these funds.

     Investment companies typically incur fees that are separate from those fees incurred directly by the Acquiring Fund or the Acquired Fund. An Acquiring Fund's or an Acquired Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

     Puts, Calls or Other Options. The Acquiring Funds and the Marketvest Equity Fund and Marketvest International Equity Fund may write or purchase puts, calls or other options or combinations thereof subject to compliance with other investment policies. The Marketvest Equity and International Equity Funds may write covered put and call options on portfolio securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the eligible Marketvest Funds will segregate cash, U.S. Treasury obligations or other liquid securities with a value equal to or greater than the exercise price of the underlying securities. In contrast, under normal conditions no Acquiring Fund will hedge more than 25% of its total assets by engaging in options transactions and futures. In addition, each Acquiring Fund will not write puts where the value of the underlying investment exceeds 25% (including the value of futures held by the fund) of its total assets and will not buy calls with a value exceeding 5% of its total assets. See "Risk Factors - Options" and "- Futures and Options on Futures".

     Restricted and Illiquid Securities. As a non-fundamental policy, none of the Acquiring Funds or Acquired Funds will invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. Repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, certain holdings of shares of other investment companies owned by the Marketvest International Equity Fund or the ARK International Equity Portfolio, and certain restricted securities not determined by the board to be liquid are also be counted toward such percentage limitation.

     The foregoing limitation does not apply to restricted securities held by any of the Acquiring Funds or the Acquired Funds if it is determined by or under procedures established by the applicable Board of Trustees/Directors that, based on trading markets for the specific restricted security in question, such security is not illiquid.

     The absence of a trading market for restricted or illiquid securities can make it difficult to ascertain a market value for these securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible to sell illiquid securities promptly at an acceptable price.

     OTHER INFORMATION. ARK Funds, Marketvest Funds, Inc. and Marketvest Funds are registered as open-end management investment companies under the 1940 Act. Currently ARK Funds offers eighteen investment portfolios, Marketvest Funds, Inc. offers three investment portfolios and Marketvest Funds offers two investment portfolios. ARK Short-Term Bond Portfolio, ARK U.S. Government Bond Portfolio, ARK Value Equity and ARK International Equity Selection Portfolio will be offered by ARK Funds after their Reorganizations with the corresponding Acquired Funds.

     Marketvest Funds, Inc. is organized as a Maryland corporation and is subject to the provisions of its charter and bylaws. ARK Funds and Marketvest Funds are organized as Massachusetts business trusts and are subject to the provisions of their respective declarations of trust and bylaws.

     Shares of ARK Funds, Marketvest Funds, Inc. and Marketvest Funds: (i) are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held; (ii) will vote in the aggregate by fund and not by class or series except as otherwise expressly required by law or when class voting is permitted by the respective Board of Directors/Trustees; and (iii) are entitled to participate equally in the dividends and investment income and in the net distributable assets of the respective class and series of such fund on liquidation. In addition, shares of the Acquiring Funds and Acquired Funds have no preemptive rights and only such conversion and exchange rights as the respective boards of trustees/directors may grant in their discretion. When issued for payment as described in their prospectuses, Acquiring Fund shares and Acquired Fund shares are fully paid and non-assessable by such entities except, in the case of ARK Funds and Marketvest Funds shares, as required under Massachusetts law.1 Neither Marketvest Funds, Inc., Marketvest Funds nor ARK Funds is required under applicable law to hold annual shareholder meetings and each intends to do so only if required by the 1940 Act. Shareholders have the right to remove trustees or directors. To the extent required by law, Marketvest Funds, Inc., Marketvest Funds and ARK Funds will assist in shareholder communications in such matters.

     The foregoing is only a summary. Shareholders may obtain copies of the charter and bylaws of Marketvest Funds, Inc. and the declaration of trust and bylaws of ARK Funds and Marketvest Funds upon written request at the addresses shown on the cover page of this Prospectus/Proxy Statement.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATIONS

     Marketvest Funds, Inc., Marketvest Funds and ARK Funds have entered into an Agreement and Plan of Reorganization (the "Reorganization Agreement") which provides that each Acquired Fund is to be acquired by an Acquiring Fund. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A to this Prospectus/Proxy Statement.

     DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that at the Closing Date (as defined in the Reorganization Agreement) of the Reorganization of each Acquired Fund, substantially all of the assets and stated liabilities of such Acquired Fund will be acquired by the Acquiring Fund identified in the table below opposite its name and the shareholders of such Acquired Fund shall receive Institutional Class shares of the Acquiring Fund identified below opposite the name of such Acquired Fund:





__________________________________

(1)Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, each of the declarations of trust of ARK Funds and Marketvest Funds disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or its trustees. Each of the declarations of trust provide for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the trust itself would be unable to meet its obligations.

Acquired Funds                                         Acquiring Funds
--------------                                         ----------------
Marketvest Short-Term Bond Fund                        ARK Short-Term Bond Portfolio

Marketvest Intermediate U.S. Government                ARK U.S. Government Bond Portfolio
   Bond Fund

Marketvest Pennsylvania Intermediate                   ARK Pennsylvania Tax-Free Portfolio
   Municipal Bond Fund

Marketvest Equity Fund                                 ARK Value Equity Portfolio

Marketvest International Equity Fund                   ARK International Equity Selection Portfolio

     In exchange for the transfer of the assets of each Acquired Fund and the assumption of the stated liabilities of each Acquired Fund, ARK Funds will issue to each Acquired Fund, at the Closing Date of the Reorganization of such Acquired Fund, a number of full and fractional Institutional Class shares of the applicable Acquiring Fund. The number of shares of the Acquiring Fund so issued will have an aggregate net asset value equal to the value of the assets of the Acquired Fund. In determining the value of the assets of an Acquired Fund, each security will be priced in accordance with the policies and procedures of ARK Funds as described in its then current Prospectus and Statement of Additional Information and in accordance with applicable provisions of the 1940 Act.

     The Reorganization Agreement provides that each Acquired Fund will declare and pay a dividend on or prior to the Closing Date of the Reorganization of such Acquired Fund in order to distribute to its shareholders all of its investment company taxable income and net tax-exempt interest income earned, and all of its net capital gains realized, up to and including the Closing Date of the Reorganization of such Acquired Fund.

     At the Closing Date each Acquired Fund will liquidate and distribute pro rata to the record holders of its shares at such Closing Date the Institutional Class shares of the Acquiring Fund identified in the table above to be received by the holders of such Acquired Fund. All of the issued and outstanding shares of each Acquired Fund will be canceled on the books of Marketvest Funds, Inc. or Marketvest Funds, as the case may be, at the Closing Date of the Reorganization of that Acquired Fund and will thereafter represent only the right to receive the Institutional Class shares of the Acquiring Fund identified in the table above, and the Acquired Fund's transfer book will be closed permanently. As soon as practicable after the Reorganizations, Marketvest Funds, Inc. and Marketvest Funds will make all filings and take all other steps as are necessary and proper to effect their complete dissolution, and will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that they have ceased to be investment companies. After the Closing Date of the Reorganization of an Acquired Fund, Marketvest Funds, Inc. or Marketvest Funds will not conduct any business on behalf of that Acquired Fund, and after all of the Reorganizations have been consummated, Marketvest Funds,

Inc. and Marketvest Funds will not conduct any business, except in connection with the liquidation of the Acquired Funds, the dissolution of the Marketvest Funds, Inc. and the termination of the Marketvest Funds, and the deregistration of Marketvest Funds, Inc. and Marketvest Funds.

     The expenses of ARK Funds, Marketvest Funds, Inc. and Marketvest Funds in connection with the Reorganizations will be borne by First Maryland Bancorp or its subsidiaries.

     The consummation of the Reorganization with respect to each Acquired Fund is subject to certain conditions. The Reorganization of each Acquired Fund will be contingent upon the approval of the Reorganization Agreement by the majority of the shareholders (as described below) of such Acquired Fund. The Reorganizations are also conditioned upon the issuance of an order by the SEC permitting the transactions contemplated by the Reorganization Agreement. The order was requested as a result of the ownership of Dauphin Deposit and First National Bank of Maryland or their affiliates of 5% or more of the shares of the Acquired Funds and Acquiring Funds, respectively. In addition, the Reorganization of each Acquired Fund will be contingent upon: (a) the receipt of certain legal opinions described in the Reorganization Agreement (see Appendix A attached hereto), (b) the continuing accuracy of the representations and warranties in the Reorganization Agreement, and (c) the performance in all material respects of the agreements in the Reorganization Agreement. If these conditions are satisfied, the Closing Date of the Reorganization of the Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund and Marketvest Pennsylvania Intermediate Municipal Bond Fund is expected to be March 6, 1998. The Closing Date of the Reorganizations of the Marketvest Equity Fund and Marketvest International Equity Fund, if these conditions are met, is expected to be March 13, 1998.

     Marketvest Funds, Inc., Marketvest Funds and ARK Funds may mutually agree to terminate the Reorganization Agreement with respect to a Reorganization at or prior to the Closing Date of such Reorganization. In addition, either Marketvest Funds, Inc. or Marketvest Funds, on the one hand, or ARK Funds, on the other hand, may waive the other party's breach of a provision or failure to satisfy a condition of the Reorganization Agreement.

     At a meeting held on November 11, 1997, the Board of Directors of Marketvest Funds, Inc. and the Board of Trustees of Marketvest Funds unanimously approved the Reorganization of each Acquired Fund based upon the belief that each such Reorganization would be in the best interest of each Acquired Fund and its shareholders. In approving the Reorganization Agreement, the boards considered the following factors, among others: (a) the acquisition of Dauphin Deposit Corporation by First Maryland Bancorp, (b) the fact that the investment advisers of the Acquired Funds and the Acquiring Funds are under common control, (c) the fact that shareholder interests would not be diluted in the proposed Reorganizations, (d) the status of each Reorganization as a tax-free reorganization, (e) the similarity of the investment objective and policies of each Acquired Fund and the corresponding Acquiring Fund, (f) the improved marketing opportunities that could result from each Reorganization, and (g) the opportunity for the shareholders of each Acquired Fund to participate in a larger family of mutual funds through the exchange privilege offered by ARK Funds.

     After consideration of the foregoing factors and other relevant information, the Board of Directors of Marketvest Funds, Inc. and the Board of Trustees of Marketvest Funds unanimously approved the Reorganization Agreement and directed that it be submitted to the shareholders of each Acquired Fund for approval. THE BOARDS RECOMMEND THAT SHAREHOLDERS VOTE IN FAVOR OF THE REORGANIZATION AGREEMENT.

     At a meeting held on November 7, 1997, the Board of Trustees of ARK Funds also unanimously approved the Reorganization Agreement, finding that each of the Reorganizations was in the best interests of the Acquiring Fund and the shareholders of the Acquiring Fund and that the interests of the existing shareholders of the ARK Funds currently in operation would not be diluted by the consummation of the Reorganizations.

     CAPITALIZATION. Because the Marketvest Pennsylvania Intermediate Bond Fund will be combined in the Reorganization with the ARK Pennsylvania Tax-Free Portfolio, the total capitalization after such Reorganization is expected to be greater than the current capitalization of the Marketvest Pennsylvania Intermediate Bond Fund. The ARK Short-Term Bond Portfolio, ARK U.S. Government Bond Portfolio, ARK Value Equity and ARK International Equity Selection Portfolio will have only nominal assets before their Reorganizations with the Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund, Marketvest Equity Fund and Marketvest International Equity Fund, respectively. After these Reorganizations, these Acquiring Funds will have the same capitalizations as the corresponding Acquired Funds prior to the Reorganizations. The following table sets forth as of October 31, 1997:
(a) the capitalization of each Acquired Fund and the Institutional Class of the corresponding Acquiring Fund, and (b) the pro forma capitalization of the Institutional Class of each Acquiring Fund as adjusted to give effect to the Reorganization proposed with respect to such Acquiring Fund. If consummated, the capitalization of each Acquired Fund and the Institutional Class of the ARK Pennsylvania Tax-Free Portfolio is likely to be different at the Closing Date of their Reorganization as a result of daily share purchase and redemption activity.

                                                                                           Pro Forma
                              Marketvest Short-Term          ARK Short-Term              ARK Short-Term
                                    Bond Fund               Bond Portfolio(1)            Bond Portfolio
                                    ---------               --------------               --------------
Total Net Assets                 $136,304,063                        $100               $136,304,163
Shares Outstanding                 13,680,653                          10                 13,680,663
Net Asset Value Per Share                  $9.96                      $10                         $9.96

                             Marketvest Intermediate                                       Pro Forma
                                 U.S. Government           ARK U.S. Government        ARK U.S. Government
                                    Bond Fund               Bond Portfolio(1)            Bond Portfolio
                                    ---------               --------------               --------------
Total Net Assets                 $263,490,165                        $100               $263,490,265
Shares Outstanding                 26,693,086                          10                 26,693,096
Net Asset Value Per Share                  $9.87                      $10                         $9.87

                             Marketvest Pennsylvania                                       Pro Forma
                                  Intermediate              ARK Pennsylvania            ARK Pennsylvania
                                 Municipal Fund           Tax-Free Portfolio(2)      Tax-Free Portfolio(2)
                                 --------------           ------------------         ------------------
Total Net Assets                 $197,619,533                 $24,438,038               $222,057,571
Shares Outstanding                 19,301,401                   2,370,681                 21,688,288
Net Asset Value Per Share                 $10.24                      $10.31                     $10.24

                                                                                           Pro Forma
                                   Marketvest               ARK Value Equity            ARK Value Equity
                                   Equity Fund                Portfolio(1)                Portfolio(3)
                                   -----------                ---------                   ---------
Total Net Assets                 $568,417,855                        $100               $568,417,955
Shares Outstanding                 44,036,913                          10                 44,036,921
Net Asset Value Per Share                 $12.91                      $10                        $12.91

                                                                                           Pro Forma
                            Marketvest International    ARK International Equity    ARK International Equity
                                   Equity Fund           Selection Portfolio(1)       Selection Portfolio
                                   -----------           -------------------          -------------------
Total Net Assets                  $34,487,010                        $100                $34,487,110
Shares Outstanding                  3,416,259                          10                  3,416,269
Net Asset Value Per Share                 $10.09                      $10                        $10.09

(1)The ARK Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Value Equity Portfolio and International Equity Selection Portfolio were created for purposes of the Reorganizations. Assets and outstanding shares shown reflect initial seed money that will be infused prior to the Reorganizations.

(2)The information shown for the ARK Pennsylvania Tax-Free Portfolio reflects amounts for the Institutional Class. The net assets, shares outstanding and net asset value per share for the Retail Class of the ARK Pennsylvania Tax-Free Portfolio is $2,335,566, 226,719 and $10.30, respectively. This information on a pro forma basis will not change.

(3)ARK Value Equity Portfolio has entered into an Agreement and Plan of Reorganization with the ARK Stock Portfolio. The reorganization, which is subject to certain conditions including shareholder approval, is expected to close in March 1998. The pro forma total net assets, shares outstanding and net asset value per share of the ARK Value Equity Portfolio adjusted to reflect the closing of the aforementioned reorganization would be $610,301,504, 47,282,207 and $12.91, respectively.

     FEDERAL INCOME TAX CONSEQUENCES. The consummation of the Reorganization of each Acquired Fund is conditioned upon the receipt of an opinion of Piper & Marbury L.L.P. substantially to the effect that for federal income tax purposes: (a) the transfer of all of the assets of such Acquired Fund, and the assumption by the corresponding Acquiring Fund of stated liabilities of such Acquired Fund, in exchange for Institutional Class shares of such Acquiring Fund, and the distribution of said shares to the shareholders of such Acquired Fund, as provided in the Reorganization Agreement, will constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and, with respect to such reorganization, the Acquired Fund and the Acquiring Fund will each be considered "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (b) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by such Acquired Fund as a result of such transactions; (c) in accordance with Section 1032 of the Code, no gain or loss will be recognized by such Acquiring Fund as a result of such transactions; (d) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of such Acquired Fund on the distribution to them by such Acquired Fund of shares of any class of such Acquiring Fund in exchange for their shares of such Acquired Fund; (e) in accordance with Section 358(a)(1) of the Code, the aggregate basis of Acquiring Fund shares received by each shareholder of such Acquired Fund will be the same as the aggregate basis of the shareholder's Acquired Fund shares immediately prior to the transaction; (f) in accordance with Section 362(b) of the Code, the basis of the assets of the Acquired Fund in the hands of such Acquiring Fund will be the same as the basis of such assets of the Acquired Fund in the hands of such Acquired Fund immediately prior to the exchange; (g) in accordance with Section 1223 of the Code, a shareholder's holding period for Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of such Acquired Fund exchanged therefor, provided that the shareholder held such shares of such Acquired Fund as a capital asset; and (h) in accordance with Section 1223 of the Code, the holding period of such Acquiring Fund with respect to the assets of such Acquired Fund will include the period for which such assets were held by such Acquired Fund.

     ARK Funds, Marketvest Funds, Inc. and Marketvest Funds have not sought a tax ruling from the Internal Revenue Service (the "IRS"), but are acting in reliance upon the opinion of counsel discussed above. Such opinion of counsel will rely, as to certain factual matters, on certificates of officers of ARK Funds, Marketvest Funds, Inc. and Marketvest Funds. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

                     INFORMATION RELATING TO VOTING MATTERS

     GENERAL INFORMATION. This Prospectus/Proxy Statement is being provided in connection with the solicitation of proxies by the Board of Directors of Marketvest Funds, Inc. and the Board of Trustees of Marketvest Funds in connection with the Meeting. Solicitation of proxies will occur principally by mail, but officers and service contractors of Marketvest Funds, Inc. and Marketvest Funds may also solicit proxies by telephone, telegraph or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Marketvest Funds, Inc. or Marketvest Funds, as appropriate, a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

     Only shareholders of record at the close of business on February 4, 1998 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted: _____ shares of Marketvest Short-Term Bond Fund, _____ shares of Marketvest Intermediate U.S. Government Bond Fund, _____ shares of Marketvest Pennsylvania Intermediate Municipal Bond Fund, _____ shares of Marketvest Equity Fund, and _____ shares of Marketvest International Equity Fund. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares of each Acquired Fund will be counted separately.

     If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournments of the Meeting, see "Quorum" below.

     SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement (and the transactions contemplated thereby) are being submitted for approval at the Meeting by the shareholders with respect to each Acquired Fund in accordance with the provisions of the charter of Marketvest Funds, Inc., the declaration of trust of Marketvest Funds, and the requirements of the 1940 Act. With respect to the Marketvest Pennsylvania Intermediate Municipal Bond Fund and Marketvest International Equity Fund, the Reorganizations must be approved by the lesser of (a) 67% of the shares of the Acquired Fund present at the Meeting, if the holders of more than 50% of the outstanding shares of the Acquired Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Acquired Fund. With respect to the Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund and Marketvest Equity Fund, the Reorganizations must be approved by a majority of the outstanding shares entitled to vote.

     In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. With respect to each Reorganization proposal, abstentions and broker non-votes will have the same effect as votes cast against such Reorganization proposal.

     The vote of the shareholders of the Acquiring Funds is not being solicited because their approval or consent is not necessary for the Reorganizations to be consummated.

     At February 4, 1998, Dauphin Deposit and its affiliates held of record ___%, ___%, ___%, ___% and ___% of the shares of Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund, Marketvest Pennsylvania Intermediate Municipal Bond Fund, Marketvest Equity Fund and Marketvest International Equity Fund, respectively. As a result Dauphin Deposit may be deemed to be a "controlling person" of each Acquired Fund under the 1940 Act.

     At February 4, 1998, the name, address and share ownership of the persons who beneficially owned 5% or more of the shares of any Acquired Fund are as follows:

     After giving effect to the Reorganizations, Dauphin Deposit and the above mentioned 5% shareholders of the Acquired Funds will own of record the following percentages of the outstanding shares of the following Acquiring
Funds:

     At February 4, 1998, the directors, trustees and officers of Marketvest Funds, Inc. and Marketvest Funds, as a group, owned less than 1% of the outstanding shares of each Acquired Fund.

     At February 4, 1998, First National and its affiliates held of record ___% of the shares of ARK Pennsylvania Tax-Free Portfolio. As a result First National may be deemed to be a "controlling person" of this Acquiring Fund under the 1940 Act.

     At February 4, 1998, the name, address, and share ownership of the persons who beneficially owned 5% or more of the Acquiring Funds' outstanding shares are as follows:

     After giving effect to the Reorganizations, First National and the above mentioned 5% shareholders will own of record the following percentages of the outstanding shares of the following Acquiring Funds:

     At February 4, 1998, the trustees and officers of ARK Funds owned less than 1% of the outstanding shares of each Acquiring Fund.

     QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote in favor of such adjournments if they determine that adjournment and additional solicitation is reasonable and in the best interest of shareholders of the Acquired Funds. A shareholder vote may be taken with respect to one or more Acquired Funds prior to any such adjournment if sufficient votes have been received for approval with respect to any such Acquired Fund. A quorum is constituted with respect to an Acquired Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. Abstentions and broker non-votes are not considered votes cast and will have the effect of votes cast against the proposal. See "Shareholder and Board Approvals" above.

     ANNUAL MEETINGS.   Marketvest Funds do not presently intend to hold annual
meetings of shareholders for the election of trustees and other business unless and until such time as less than a majority of the trustees holding office have been elected by the shareholders, at which time the trustees then in office will call a shareholders' meeting for the purpose of electing trustees. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more trustees or to act on other matters and such meetings will be called when requested in writing by the holders of record of 10% or more of Marketvest Funds' outstanding shares. To the extent required by law, Marketvest Funds will assist in shareholder communications on such matters.

                     ADDITIONAL INFORMATION ABOUT ARK FUNDS

     Additional information about each of the Acquiring Funds is included in the Prospectus of ARK Funds which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein. Additional information may also be obtained from the Statement of Additional Information relating to this Prospectus/Proxy Statement and the Statement of Additional Information of ARK Funds and the Annual Report for the fiscal year ended April 30, 1997 and the Semi-Annual Report for the six-months ended October 31, 1997, which have been filed with the SEC and accompany this Prospectus/Proxy Statement. ARK Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements must file reports, proxy statements and other information with the SEC. These materials can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material can also be obtained from the Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC or from the SEC's Internet web site at http://www.sec.gov.

     It is expected that following the closing of the Reorganizations, the Board of Trustees of ARK Funds will consider increasing the number of trustees from give to six. It is also expected that Mr. Richard Seidel, who is currently a Director/Trustee of Marketvest Funds, will be considered as a candidate to fill the vacancy created on the Board of Trustees.

                 ADDITIONAL INFORMATION ABOUT MARKETVEST FUNDS

     Additional information about each of the Acquired Funds is included in the Combined Prospectus of Marketvest Funds, Inc. and Marketvest Funds which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein. Additional information may also be obtained from the Statement of Additional Information relating to this Prospectus/Proxy Statement and the Combined Statement of Additional Information of Marketvest Funds, Inc. and Marketvest Funds, the Annual Reports for the fiscal year ended February 28, 1997 and the Semi-Annual Reports for the six-months ended August 31, 1997, which have been filed with the SEC and accompany this Prospectus/Proxy Statement. Marketvest Funds, Inc. and Marketvest Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements must file reports, proxy statements and other information with the SEC. These materials can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material can also be obtained from the Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC or from the SEC's Internet web site at http://www.sec.gov.

             MANAGEMENT'S DISCUSSION OF ACQUIRING FUND PERFORMANCE

     As of the date of this Prospectus/Proxy Statement, the ARK Short-Term Bond Portfolio, ARK U.S. Government Bond Portfolio, ARK Value Equity Portfolio and ARK International Equity Selection Portfolio had not yet commenced operations. The following discussion relates to the performance of the ARK Pennsylvania Tax-Free Portfolio for its fiscal year ended April 30, 1997:

     The Institutional Class of the ARK Pennsylvania Tax-Free Portfolio was established on November 18, 1996 and for its fiscal period ended April 30, 1997 returned 1.32%. The Retail Class of the ARK Pennsylvania Tax-Free Portfolio was established on January 2, 1997 and for its fiscal period ended April 30, 1997 returned 0.60%.

     Over the twelve months ended April 30, 1997, municipal investments only slightly under-performed their taxable counterparts on an absolute basis; however, on an after-tax basis they substantially outperformed. Yields on municipal securities, like taxables, have traded during the same period in a narrow range, with longer-term rates actually falling approximately 10 basis points. After the issue of tax reform faded in early 1996, performance of the municipal market was aided by the narrowing of the trading relationship between municipals and U.S. Treasuries. The market recovered from trading at close to 90% of the Treasury market in the first quarter of 1996 to trading its "normal" 75 to 80% of U.S. Treasuries.

     With the back-up in municipal rates due to tax reform concerns early 1996, the investment advisor of the ARK Pennsylvania Tax-Free Portfolio lengthened the duration of the Portfolio, taking advantage of the situation on an after-tax basis. The Portfolio continues to focus on issues specific to Pennsylvania with little to no exposure to the alternative minimum tax sector. As the market traded in a narrow range over fiscal 1997 and with the near-term expectation for higher interest rates, the primary focus in the Portfolio was to gain call protection where appropriate. This was accomplished by purchasing high coupon bonds that had a reduced likelihood of being called, and by purchasing somewhat higher yielding issues with special situations. The maturity focus of the Portfolio continues to be in the 15 to 20 year sector.

     The Portfolio's investment advisor watches the effects that reform will begin to have on the state and local governments as responsibilities, such as welfare reform, are shifted away from the federal government. Healthcare reform, although dead for most of 1996, will most likely come into play again in the future. The surge in hospital mergers that has occurred over the past several years should continue to prove positive for some select hospitals and healthcare organizations. In Pennsylvania, the Portfolio's investment advisor will be watching to see what the impact on county budgets will be due to recent court decisions declaring unconstitutional the personal property tax that is levied by many counties. The Portfolio's investment advisor continues to expect the municipal market to perform well relative to taxable bonds, as demand from insurance companies and retail investors alike will most likely continue to outweigh new issuance supply.

                                 OTHER BUSINESS

       The Board of Directors of Marketvest Funds, Inc. and the Board of Trustees of Marketvest Funds know of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Marketvest Group of Funds in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-MKT-VEST.

                                *      *      *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                      Appendix A

                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") made as of January 15, 1998, by and among Marketvest Funds, Inc. a Maryland corporation, Marketvest Funds, a Massachusetts business trust (individually, an "Acquired Company" and collectively, the "Acquired Companies"), and ARK Funds, a Massachusetts business trust (the "Acquiring Company").

                              W I T N E S S E T H:

         WHEREAS, the parties hereto desire that substantially all of the assets and stated liabilities of the separately designated series of the Acquired Companies (individually, an "Acquired Fund" and collectively, the "Acquired Funds") be transferred to, and be acquired and assumed by, certain of the separately designated series of the Acquiring Company (individually, an "Acquiring Fund" and collectively, the "Acquiring Funds") in exchange for shares of the Acquiring Funds which shall thereafter be distributed by the Acquired Companies to the shareholders of the Acquired Funds, all upon the terms and conditions hereinafter set forth (each such transaction of an Acquired Fund with the corresponding Acquiring Fund, a "Reorganization"); and

         WHEREAS, the parties intend that each of ARK Short-Term Bond Portfolio, ARK U.S. Government Bond Portfolio, ARK Value Equity Portfolio and ARK International Equity Selection Portfolio will have nominal assets and liabilities before its Reorganization with Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund, Marketvest Equity Fund, and Marketvest International Equity Fund, respectively, and that each such Acquiring Fund will continue the investment operations of the corresponding Acquired Fund after its Reorganization; and

         WHEREAS, the parties intend that, in connection with the Reorganizations, the Acquired Funds and the Acquired Companies will be terminated and the Acquired Companies will be deregistered as described in this Agreement; and

         WHEREAS, the parties wish to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions and to adopt this Agreement as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

         NOW, THEREFORE, in consideration of the respective representations, warranties, covenants and agreements set forth herein, the parties hereto agree as follows:

                                   ARTICLE I

             TRANSFER OF ASSETS IN EXCHANGE FOR SHARES; ASSUMPTION
                 OF LIABILITIES; LIQUIDATION OF ACQUIRED FUNDS

         Subject to the terms and conditions of this Agreement, the Acquired Companies and the Acquiring Company agree to effect the following transactions in respect of the Reorganizations:

         1.1 Transfer of Acquired Fund Assets; Issuance of Acquiring Fund Shares. At the Closing (as defined in Section 1.6) of a Reorganization, an Acquired Company, on behalf of the Acquired Fund, shall transfer to the Acquiring Company all of the assets of the Acquired Fund, in exchange for and against delivery by the Acquiring Company of a number of shares (including fractional shares) of the Institutional Class of the corresponding Acquiring Fund specified in Section 1.5 having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred (the "Acquiring Fund Shares"), in each case determined and adjusted as provided in Section 1.3. Portfolio securities of an Acquired Fund shall be delivered to FMB Trust Company, National Association, the custodian for the Acquiring Company (the "Custodian"), to be held for the account of such Acquired Fund, on the Closing Date (as defined in Section 1.6) for the Reorganization of such Acquired Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary stock transfer stamps, if any, or a check for the appropriate purchase price thereof. If an Acquired Company shall be unable to make timely delivery of any portfolio securities of an Acquired Fund as herein required, the Acquiring Company may, in the exercise of its reasonable discretion, waive such delivery, provided that the Acquired Company has timely delivered such documents, including assignment and escrow agreements, due bills, confirmation slips and the like, as may reasonably be requested by the Acquiring Company and the Custodian. Cash of an Acquired Fund shall be delivered by an Acquired Company on the Closing Date for the Reorganization of such Acquired Fund and shall be in the form of currency or a wire transfer in federal funds, payable to the order of "FMB Trust Company, National Association, as custodian for ARK Funds" and indicating the appropriate Acquired Fund to which it relates. At the Closing of a Reorganization of an Acquired Fund, the Acquiring Company shall issue and deliver to the Acquired Company a confirmation evidencing the Acquiring Fund Shares credited to the account of the Acquired Fund, or provide evidence satisfactory to the Acquired Company that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Company. It is expressly agreed that no sales charge will be imposed upon issuance of the Acquiring Fund Shares or their distribution to shareholders of the Acquired Funds as provided in Section 1.7.

         1.2 Acquired Fund Assets. The assets of an Acquired Fund to be acquired by the Acquiring Company on behalf of an Acquiring Fund hereunder shall consist of all property of such Acquired Fund, including, without limitation, all cash, securities, commodities and futures interests, dividends or interest receivable, and any deferred or prepaid expenses shown as an asset on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5.

         1.3 Valuation. The value of the assets of an Acquired Fund to be acquired by the Acquiring Company shall be computed by the Acquiring Company as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on the Closing Date for the Reorganization of such Acquired Fund, using the valuation policies and procedures set forth in the then-current prospectus and statement of additional information of the Acquiring Company. The valuation of such assets by the Acquiring Company shall be subject to review by the Acquired Company and to such adjustments, if any, as may be agreed to by the Acquiring Company. The aggregate net asset value of the Acquiring Fund Shares shall be computed by the Acquiring Company using the net asset value per share of the Acquiring Fund as of the close of regular trading on the Exchange on such Closing Date. The share transfer books of the Acquired Company in respect of the Acquired Fund shall be permanently closed as of the close of business on the business day immediately preceding the Closing Date and no transfer of shares of the Acquired Fund shall thereafter be made on such books. An Acquired Company shall only accept purchase orders or redemption requests for shares of an Acquired Fund received prior to the close of regular trading on the Exchange on the business day immediately preceding the Closing Date for its Reorganization; purchase orders or redemption requests received thereafter shall be deemed to be orders to purchase or requests for redemption of shares of the corresponding Acquiring Fund, as the case may be, and shall be executed at the net asset value per share determined as set forth in the then-current prospectus and statement of additional information of the Acquiring Company, provided that the Reorganization of the Acquired Fund is consummated.

         1.4 Acquired Fund Liabilities. At the Closing of the Reorganization of an Acquired Fund, the Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves of the Acquired Fund reflected on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5. Each Acquiring Fund shall assume only such liabilities of the corresponding Acquired Fund and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.5 Acquired Funds; Corresponding Acquiring Funds. The assets of each Acquired Fund shall be acquired by the Acquiring Fund identified opposite its name in Schedule 1.5 attached hereto.

         1.6 Closings; Closing Dates. The closing of the Reorganizations of Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund and Marketvest Pennsylvania Intermediate Municipal Bond Fund shall take place beginning after the close of business on March 6, 1998, and the closing of the Reorganizations of Marketvest Equity Fund and Marketvest International Equity Fund shall take place beginning after the close of business on March 13, 1998, at the offices of Piper & Marbury L.L.P., 36 South Charles Street, Baltimore, Maryland, or at such other time and place as may be agreed upon by the parties. In the event that on such date (i) the Exchange is closed or trading thereon is restricted, or
(ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the assets of the Acquired Fund or the aggregate net asset value of the Acquiring Fund Shares is impractical, the Reorganization shall be postponed until the business day next following the day on which trading shall have been fully resumed and reporting shall have been restored, or such other day as may be agreed upon by the parties. The closing of a Reorganization is referred to herein as a "Closing" and the date on which the Closing shall take place is referred to herein as a "Closing Date."

         1.7 Distribution of Acquiring Fund Shares. As soon after the Closing of the Reorganization of an Acquired Fund as is conveniently practicable, and in any event within two business days after the Closing, the Acquired Company shall distribute pro rata to the shareholders of the Acquired Fund of record as of the close of business on the Closing Date for such Reorganization (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund hereunder. The Acquired Company shall accomplish such distribution by delivering a written instruction, signed by the principal executive officer of the Acquired Company and certified by an authorized signatory of Federated Shareholder Services Company, the transfer agent of the Acquired Companies, to State Street Bank and Trust Company, the transfer agent for the Acquiring Company (the "Transfer Agent"), directing the Transfer Agent to open accounts on the books of the Acquiring Company in the names of the Acquired Fund Shareholders and transfer to such accounts the respective pro rata interest, in full and fractional (to three decimal places) shares, of each such shareholder in the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Company. The Acquiring Company agrees to instruct the Transfer Agent to comply with such instructions. All issued and outstanding shares of the Acquired Fund and all certificates, if any, indicating ownership of such shares shall simultaneously be canceled on the books of the Acquired Company, although from and after the Closing of the Reorganization of an Acquired Fund each certificate which theretofore represented shares of such Acquired Fund shall evidence ownership of the corresponding Acquiring Fund Shares on the basis hereinabove set forth. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Shareholders and represented by unsurrendered certificates shall be permitted until such certificates have been surrendered for cancellation. The Acquiring Company shall not issue certificates representing Acquiring Fund Shares in connection with such distributions. Promptly after the distribution described above, the Acquiring Company shall cause appropriate notification to be mailed to the Acquired Fund Shareholders informing each such shareholder of the number of Acquiring Fund Shares credited to his account and confirming the registration thereof in his name. All distributions on the Acquiring Fund Shares shall be paid to the Acquired Fund Shareholders in cash or invested in additional shares of the Acquiring Fund at the net asset thereof on the respective payment dates in accordance with instructions previously given by such shareholders to the transfer agent of the Acquired Company.

         1.8 Payment of Transfer Taxes. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of an Acquired Fund Shareholder shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.9 Liquidation of Acquired Funds. (a) As soon as conveniently practicable after the distribution required pursuant to Section 1.7 has been made in respect of an Acquired Fund, an Acquired Company shall take, in accordance with applicable law, all such action as may be necessary to effect a complete liquidation of the Acquired Fund.

         (b) As soon as conveniently practicable after consummation of the Reorganizations provided for herein, the Acquired Companies shall, in accordance with applicable law, make all filings and take all such action as may be necessary to effect their dissolution or termination, and shall file an application for an order of the Securities and Exchange Commission (the "Commission") pursuant to Section 8(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), declaring that the Acquired Companies have ceased to be investment companies, and shall take all such other action as may be necessary to deregister under the 1940 Act. The Acquiring Company shall provide assistance to the Acquired Company in order to effect the above-mentioned actions.

         1.10 Reporting. Any reporting obligation of an Acquired Company in respect of an Acquired Fund is and shall remain the responsibility of the Acquired Company until the Acquired Company is deregistered under the 1940 Act. The Acquiring Company shall provide assistance to the Acquired Company to the extent any such reporting obligations relate to the Reorganizations and shall provide all information regarding the Acquiring Company and the Reorganizations as may be necessary in order for the Acquired Companies to comply with their reporting obligations.


                                   ARTICLE II

                            COVENANTS AND AGREEMENTS

         2.1 Conduct of Business. After the date of this Agreement and on or prior to the Closing Date of the Reorganization of an Acquired Fund, an Acquired Company and the Acquiring Company will conduct the businesses of the Acquired Fund and the Acquiring Fund, respectively, only in the ordinary course, it being understood that such ordinary course of business shall include the declaration and payment of customary dividends and distributions.

         2.2 Shareholders' Meeting. The Acquired Companies shall call, convene and hold a meeting of shareholders of the Acquired Funds as soon as practicable in accordance with applicable law, for the purpose of approving this Agreement and the transactions herein contemplated, and for such other purposes as may be necessary or desirable, and the directors/trustees of the Acquired Companies shall, subject to the exercise of their fiduciary duties, recommend a favorable vote thereon. The Acquired Companies shall solicit the proxies of shareholders of the Acquired Funds to vote on the matters to be acted upon at such meeting.

         2.3 Registration Statement; Combined Prospectus/Proxy Statement. The Acquired Companies shall prepare preliminary proxy materials to be filed with the Commission under the Securities Exchange Act of 1934, as amended (the "1934 Act"), relating to the meeting of shareholders referred to in Section 2.2, in the form of a combined prospectus/proxy statement and related statement of additional information included in the registration statement on Form N-14 of the Acquiring Company filed with the Commission under the Securities Act of 1933, as amended (the "1933 Act"), in connection with this Agreement. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the "Registration Statement." The combined prospectus/proxy statement and related statement of additional information in the form first filed with the Commission pursuant to Rule 497(c) under the 1933 Act is referred to herein as the "Prospectus/Proxy Statement." The Acquired Companies and the Acquiring Company will each use its best efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practicable and agree to cooperate in such efforts. Upon effectiveness of the Registration Statement, the Acquired Companies will cause the Prospectus/Proxy Statement to be delivered to shareholders of the Acquired Funds entitled to vote on this Agreement and the transactions herein contemplated in accordance with applicable law.

         2.4 Information. Throughout the period prior to the Closing, the Acquired Companies and the Acquiring Company shall furnish to one another, and the other's accountants, legal counsel and other representatives, all such information concerning the Acquiring Funds or the Acquired Funds and their businesses and properties as may reasonably be requested by the other, or by such representatives.

         2.5 Financial Statements. At the Closing of the Reorganization of an Acquired Fund, an Acquired Company shall deliver to the Acquiring Company a statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as at the close of business on the Closing Date. These financial statements shall be prepared in accordance with generally accepted accounting principles and shall be unaudited. The Acquired Company shall also deliver to the Acquiring Company on or before such Closing Date the detailed tax-basis accounting records for each security to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the bases used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund.
As promptly as practicable thereafter, the Acquired Company shall furnish the Acquiring Company, in such form as is reasonably satisfactory to the Acquiring Company, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, which statement shall be certified by the treasurer of the Acquired Company.

         2.6 Final Dividend. On or before the Closing Date of the Reorganization of an Acquired Fund, the Acquired Company shall declare and pay a dividend or dividends on the shares of the Acquired Fund which, together with all previous dividends, shall have the effect of distributing to the shareholders of the Acquired Fund all of the Acquired Fund's investment company taxable income and net tax-exempt interest income for the final taxable period of the Acquired Fund (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in the final taxable period of the Acquired Fund (after reduction for any capital loss carry-forward).

         2.7 Other Necessary Action. The Acquired Companies and the Acquiring Company shall each take all necessary corporate or other action and use its best efforts to complete all filings (including articles of transfer to be filed as contemplated in Section 4.3(d) herein) and obtain all governmental and other consents and approvals required for consummation of the transactions contemplated by this Agreement.


                                  ARTICLE III

                         REPRESENTATIONS AND WARRANTIES

         3.1 Representations and Warranties of Acquired Companies. Each Acquired Company hereby represents and warrants to the Acquiring Company as follows:

         (a) The Acquired Company is a corporation or business trust duly organized and validly existing in good standing under the laws of its state of organization and has full corporate power to conduct its business as it is now being conducted and to own the properties and assets it now owns. The Acquired Company is qualified to transact business as a foreign corporation in all jurisdictions in which it conducts any business or owns any properties or assets, except where the failure to be so qualified does not cause a material adverse effect on the Acquired Funds.

         (b) The Acquired Company is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

         (c) The audited financial statements for the fiscal year ended February 28, 1997, and unaudited financial statements for the six-months ended August 31, 1997, of the Acquired Funds delivered to the Acquiring Company by the Acquired Company have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements, and fairly present the financial position and results of operations of the Acquired Funds at the dates of such statements and for the periods covered thereby.

         (d) Since August 31, 1997, the Acquired Company on behalf of the Acquired Funds has not incurred any material liabilities or obligations, direct or contingent, or entered into any material transactions, not in the ordinary course of business, and there has not been any material adverse change, or any development involving a prospective material adverse change, in the condition (financial or other), earnings, business or properties of the Acquired Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share).

         (e) There is no litigation, proceeding or governmental investigation pending or, to the knowledge of the Acquired Company, threatened or in prospect against or relating to the Acquired Funds, the properties or business of the Acquired Funds, or this Agreement.

         (f) Each Acquired Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. All federal and other tax returns and reports of the Acquired Funds required by law to have been filed have been filed, and all federal and other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and, to the Acquired Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

         (g) The Prospectus/Proxy Statement complies in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder; and the Prospectus/Proxy Statement (and any supplement thereto) does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the Acquired Companies make no representations or warranties as to the information contained in or omitted from the Prospectus/Proxy Statement (or any supplement thereto) in reliance upon and in conformity with information relating to the Acquiring Company or the Acquiring Funds and furnished to the Acquired Company by the Acquiring Companies specifically for use in connection with the Prospectus/Proxy Statement (or any supplement thereto).

         (h) Ernst & Young LLP, who have certified the financial statements of the Acquired Funds filed with the Commission as part of the Registration Statement, are, to the knowledge of the Acquired Funds, independent public accountants as required by the 1933 Act and the rules and regulations of the Commission thereunder.

         (i) The execution, delivery and performance of this Agreement by the Acquired Company have been duly authorized by its board of directors/trustees, and this Agreement constitutes a valid and legally binding obligation of the Acquired Company, enforceable against the Acquired Company in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity.

         (j) The Acquired Company is not in default under any agreement, lease, contract, indenture, or other instrument or obligation to which it is a party or by which it or any of its properties or assets are bound and which default is of material significance in respect of the business or financial condition of the Acquired Funds. The consummation of the transactions herein contemplated and the fulfillment of the terms hereof will not conflict with or violate or result in a breach of any of the terms or provisions of, or constitute a default under, any agreement or other instrument to which the Acquired Company is a party, or the charter or bylaws of the Acquired Company, or any order, rule or regulation applicable to the Acquired Company of any court or of any governmental or other regulatory body having jurisdiction.

         (k) The Acquired Company has good and marketable title to the assets of the Acquired Funds to be transferred to the Acquiring Funds pursuant to this Agreement, and, subject to the approval of shareholders of the Acquired Company, has full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Funds will acquire good and marketable title thereto, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the transfer thereof, except as disclosed to and accepted by the Acquiring Company.

         3.2 Representations and Warranties of Acquiring Company. The Acquiring Company hereby represents and warrants to each of the Acquired Companies as follows:

         (a) The Acquiring Company is a business trust duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts and has corporate power to conduct its business as it is now being conducted and to own the properties and assets it now owns. The Acquiring Company is qualified to transact business in all jurisdictions in which it conducts any business or owns any properties or assets, except where the failure to be so qualified does not cause a material adverse effect on the Acquiring Funds.

         (b) The Acquiring Company is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

         (c) The authorized capitalization of the Acquiring Company representing the beneficial interest in the Acquiring Funds consists of an unlimited number of shares of beneficial interest, without par value, designated as Retail Class shares and Institutional Class shares of "ARK Short-Term-Term Bond Portfolio," "ARK U.S. Government Bond Portfolio," "ARK Pennsylvania Tax-Free Portfolio," "ARK Value Equity Portfolio" and "ARK International Equity Selection Portfolio." All of the issued and outstanding shares of the Acquiring Funds have been duly and validly issued and are fully paid and non-assessable. The Acquiring Fund Shares to be issued and delivered by the Acquiring Company pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable.

         (d) The current prospectus and statement of additional information of the Acquiring Company comply in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder and do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) The audited financial statements for the fiscal year ended April 30, 1997, and unaudited financial statements for the six-months ended October 31, 1997, of the Acquiring Funds delivered to the Acquired Companies by the Acquiring Company have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements, and fairly present the financial position and results of operations of the Acquiring Funds at the dates of such statements and for the periods covered thereby.

         (f) Since October 31, 1997, the Acquiring Company on behalf of the Acquiring Funds has not incurred any material liabilities or obligations, direct or contingent, or entered into any material transactions, not in the ordinary course of business, and there has not been any material adverse change, or any development involving a prospective material adverse change, in the condition (financial or other), earnings, business or properties of the Acquiring Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share).

         (g) There is no litigation, proceeding or governmental investigation pending or, to the knowledge of the Acquiring Company, threatened or in prospect against or relating to the Acquiring Funds, the properties or business of the Acquiring Funds, or this Agreement.

         (h) The ARK Pennsylvania Tax-Free Portfolio has qualified and elected to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. Each other Acquiring Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. All federal and other tax returns and reports of the Acquiring Funds required by law to have been filed have been filed, and all federal and other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and, to the Acquiring Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

         (i) The Registration Statement and Prospectus/Proxy Statement comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder; and the Prospectus/Proxy Statement (and any supplement thereto) does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the Acquiring Company makes no representations or warranties as to the information contained in or omitted from the Prospectus/Proxy Statement (or any supplement thereto) in reliance upon and in conformity with information relating to the Acquired Companies or the Acquired Funds and furnished to the Acquiring Company by the Acquired Companies specifically for use in connection with the Prospectus/Proxy Statement (or any supplement thereto).

         (j) The execution, delivery and performance of this Agreement by the Acquiring Company have been duly authorized by its board of trustees, and this Agreement constitutes a valid and legally binding obligation of the Acquiring Company, enforceable against the Acquiring Company in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity.

         (k) The Acquiring Company is not in default under any agreement, lease, contract, indenture, or other instrument or obligation to which it is a party or by which it or any of its properties or assets are bound and which default is of material significance in respect of the business or financial condition of the Acquiring Funds. The consummation of the transactions herein contemplated and the fulfillment of the terms hereof will not conflict with or violate or result in a breach of any of the terms or provisions of, or constitute a default under, any agreement or other instrument to which the Acquiring Company is a party, or the charter or by-laws of the Acquiring Company, or any order, rule or regulation applicable to the Acquiring Company of any court or of any governmental or other regulatory body having jurisdiction.


                                   ARTICLE IV

                              CONDITIONS PRECEDENT

         4.1 Conditions Precedent to Obligations of Acquired Companies. The obligations of an Acquired Company to consummate the Reorganization of an Acquired Fund shall be subject, at its election, to the performance by the Acquiring Company of all of the obligations to be performed by it hereunder on or before the Closing Date for the Reorganization of such Acquired Fund and, in addition thereto, to the following further conditions:

         (a) The transactions contemplated by this Agreement shall have been duly approved by the requisite affirmative vote of the shareholders of the Acquired Fund.

         (b) The Acquiring Company shall have furnished to the Acquired Company a certificate of the Acquiring Company, signed by the principal executive officer and the principal financial officer of the Acquiring Company, dated such Closing Date, to the effect that the signers of such certificate have carefully examined the Registration Statement, the Prospectus/Proxy Statement (and any supplement thereto) and this Agreement and that:

                   (i) the representations and warranties of the Acquiring Company in this Agreement are true and correct in all material respects on and as of such Closing Date with the same effect as if made on such Closing Date and the Acquiring Company has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing of the Reorganization of the Acquired Fund;

                   (ii) since the date of the most recent financial statements of the corresponding Acquiring Fund included in the Registration Statement and Prospectus/Proxy Statement (or any supplement thereto), there has been no material adverse change in the condition (financial or other), earnings, business or properties of such Acquiring Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Registration Statement and Prospectus/Proxy Statement.

                   (iii) the Registration Statement has become effective under the 1933 Act and no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or, to the Acquiring Company's knowledge, threatened.

         (c) Prior to such the Closing Date, the Acquiring Company shall have furnished to the Acquired Company such further information, certificates and documents, including certified copies of the proceedings of its board of trustees, as the Acquired Company may reasonably request.

         4.2 Conditions Precedent to Obligations of Acquiring Companies. The obligations of the Acquiring Company to consummate the Reorganization of an Acquired Fund shall be subject, at its election, to the performance by the Acquired Company of all of the obligations to be performed by it hereunder on or before the Closing Date for the Reorganization of such Acquired Fund and, in addition thereto, to the following further conditions:

         (a) The Acquired Company shall have furnished to the Acquiring Company a certificate of the Acquired Company, signed by the principal financial officer of the Acquired Company, dated such Closing Date, to the effect that the signer of such certificate has carefully examined the unaudited financial statements of the Acquired Fund delivered to the Acquiring Company pursuant to Section 2.5 and that such financial statements have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements and fairly present the financial position and results of operations of the Acquired Fund at the dates of such statements and for the periods covered thereby.

         (b) The Acquired Company shall have furnished to the Acquiring Company a certificate of the Acquired Company, signed by the principal executive officer and the principal financial officer of the Acquired Company, dated such Closing Date, to the effect that the signers of such certificate have carefully examined the Registration Statement, the Prospectus/Proxy Statement (and any supplement thereto) and this Agreement and that:

                   (i) the representations and warranties of the Acquired Company in this Agreement are true and correct in all material respects on and as of such Closing Date with the same effect as if made on such Closing Date and the Acquired Company has compiled with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing of the Reorganization of the Acquired Fund; and

                   (ii) since the date of the most recent financial statements of the Acquired Fund included in the Registration Statement and Prospectus/Proxy Statement (or any supplement thereto), there has been no material adverse change in the condition (financial or other), earnings, business or properties of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Registration Statement and Prospectus/Proxy Statement (or any supplement thereto).

         (c) The Acquiring Company shall have received (i) a certificate of an authorized signatory of the Custodian stating that the portfolio securities, cash and other assets of the Acquired Fund have been delivered as provided in
Section 1.1 and (ii) a certificate of an authorized signatory of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage of ownership of the Acquiring Fund Shares to be transferred to the accounts of such shareholders upon the consummation of the Reorganization of the Acquired Fund.

         (d) Prior to such Closing Date, the Acquired Company shall have furnished to the Acquiring Company such further information, certificates and documents, including certified copies of the proceedings of its board of directors/trustees and shareholders, as the Acquiring Company may reasonably request.

         4.3 Other Conditions Precedent. The obligations of the parties hereto to consummate the Reorganization of an Acquired Fund shall be subject to the fulfillment, prior to or at the Closing of the Reorganization of such Acquired Fund, of each of the following conditions:

         (a) The Acquired Companies and the Acquiring Company shall have received a legal opinion or opinions satisfactory to the parties and their counsel, to the effect that, if the transactions contemplated by this Agreement are consummated in accordance with the terms hereof, for federal income tax purposes:

                   (i) the transfer by each Acquired Fund of all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in this Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and each such Fund will be a "a party to the reorganization" within the meaning of Section 368(b) of the Code;

                   (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the corresponding Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund, and no gain or loss will be recognized by the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders;

                   (iii) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund;

                   (iv) the adjusted basis of each asset of the Acquired Fund in the hands of the Acquiring Fund will be the same as the adjusted basis of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                   (v) the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the holding period of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                   (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares (including fractional shares) solely in exchange for shares of the Acquired Fund;

                   (vii) the adjusted basis of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will be the same as the adjusted basis of the shares of the Acquired Fund surrendered in exchange therefor; and

                   (viii) the holding period of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such shares were held as a capital asset in the hands of the Acquired Fund Shareholder on the date of the exchange.

         (b) The Acquired Companies and the Acquiring Company shall have received such legal opinion or opinions, as may be mutually satisfactory to the parties and their counsel.

         (c) The Commission shall have issued an order pursuant to Section 17(b) of the 1940 Act permitting consummation of the transactions contemplated by this Agreement.

         (d) In the case of the Reorganizations of Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Fund and Marketvest Equity Fund, articles of transfer shall have been filed with and accepted for record by the Maryland State Department of Assessments and Taxation.

         (e) All state securities law and all other governmental approvals necessary or advisable in the opinion of counsel to consummate the transactions contemplated by this Agreement shall have been received and shall not contain any provision which is unduly burdensome.

         (f) No suit, action or other proceeding against an Acquired Company or the Acquiring Company or their respective officers or directors/trustees shall be threatened or pending before any court or governmental agency in which it will be, or it is, sought to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.


                                   ARTICLE V

                                  TERMINATION

            5.1 Termination. This Agreement may be terminated with respect to the Reorganization of an Acquired Fund and the transactions contemplated hereby with respect to such Reorganization abandoned any time prior to the Closing of such Reorganization (notwithstanding any approval of this Agreement and the transactions herein contemplated by the shareholders of the Acquired Fund):

            (i) by mutual written consent of the Acquired Company and the Acquiring Company duly authorized by or on behalf of their respective boards of directors/trustees;

            (ii) by either party at any time after June 30, 1998, if the Closing has not occurred on or prior to such date; provided, however, that the right to terminate under this clause (ii) shall not be available to a party whose failure to fulfill any obligation under this Agreement has been the cause of, or resulted in, the failure of such Closing to occur on or before such date;

            (iii) by either party if there shall be any law or regulation that makes consummation of the transactions contemplated by this Agreement illegal or otherwise prohibited or if any judgment, injunction, order or decree enjoining a party from consummating the transactions herein contemplated is entered and such judgment, injunction, order or decree shall become final and nonappealable; or

            (iv) by the Acquired Company if the shareholders of the Acquired Fund shall have voted upon and not approved the transactions contemplated by this Agreement.

The party desiring to terminate this Agreement pursuant to clause (ii), (iii) or (iv) shall give notice of such termination to the other party in the manner specified in Section 6.1.

            5.2 Effect of Termination. If this Agreement is validly terminated as permitted by Section 5.1, this Agreement will forthwith become null and void and there will be no liability or obligation of either party (or any shareholder, director/trustee, officer, employee, agent, consultant or representative thereof) to the other party; provided, however, that nothing contained in this Section 5.2 shall relieve either party from liability for any breach of this Agreement, including, but not limited to, any liability of such party for any and all damages, costs and expenses (including, but not limited to, reasonable attorneys' fees) sustained or incurred by the other party as a result of such breach.

                                   ARTICLE VI

                                 MISCELLANEOUS

            6.1 Notices. All notices, requests and other communications to a party hereunder shall be in writing (including facsimile or similar writing), addressed to such party and given at or sent to the following address:

            (a)  in the case of the Acquired Companies:

                        Marketvest Funds, Inc.
                        Marketvest Funds
                        Federated Investors Tower
                        Pittsburgh, PA  15222-3779
                        Attention:  Secretary
                        Facsimile:  (412) 288-8141

            with a copy to:

                        Matthew G. Maloney, Esq.
                        Dickstein Shapiro Morin & Oshinsky LLP
                        2101 L Street, N.W.
                        Washington, DC  20037-1526
                        Facsimile:  (202) 887-0689

            (b)  in the case of the Acquiring Company:

                        ARK Funds
                        One Freedom Valley Drive
                        Oaks, PA  19456
                        Attention:  Secretary
                        Facsimile:  (610) 676-1040

            with a copy to:

                        Alan C. Porter, Esq.
                        Piper & Marbury L.L.P.
                        1200 Nineteenth Street, N.W.
                        Washington, DC  20036-2430
                        Facsimile:  (202) 223-2085

or such other address or facsimile number as any party may hereafter specify for the purpose by notice to the other parties. Each such notice, request or other communication shall be effective (i) if given by facsimile, when such facsimile is transmitted to the facsimile number specified in this Section 6.1 and the appropriate answer back is received, or (ii) if given by any other means, when delivered at the address specified in this Section 6.1.

            6.2 Amendments; Waivers. Any provision of this Agreement may be amended or waived prior to the Closing of the Reorganization of an Acquired Fund, if, and only if, such amendment or waiver is in writing and signed, in the case of an amendment, by each party or, in the case of a waiver, by the party against which the waiver is to be effective; provided that after the adoption of this Agreement by the shareholders of such Acquired Fund, no such amendment or waiver shall, without the further approval of such shareholders, alter or change any of the terms or conditions of this Agreement if such alteration or change would adversely affect the shareholders of the Acquired Fund.

            6.3 Successors. The provisions of this Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns; provided that no party may assign, delegate or otherwise transfer any of its rights or obligations under this Agreement without the consent of the other party hereto.

            6.4 Broker's or Finder's Fees. The parties represent and warrant to each other that the transactions contemplated by this Agreement have been negotiated directly between them, without the intervention of any person as a result of any action by them in such a manner as to give rise to a valid claim for a brokerage commission, finder's fee or like payment.

            6.5 Expenses. The Acquired Companies and the Acquiring Company each hereby acknowledge that First Maryland Bancorp will pay all expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses include, without limitation, (i) expenses associated with the preparation and filing of the Registration Statement; (ii) fees and expenses for registration or qualification of the Acquiring Fund Shares under the 1933 Act and state securities or "blue sky" laws; (iii) fees and disbursements of legal counsel and accountants; and (iv) postage, printing and proxy solicitation costs.

            6.6 Governing Law. This Agreement shall be construed in accordance with and governed by the law of the State of Maryland.

            6.7 Survival. The covenants, agreements, representations and warranties of the parties in respect of the Reorganization of an Acquired Fund contained herein shall not survive, and shall be extinguished by, the Closing of such Reorganization.

            6.8 Counterparts. This Agreement may be signed in counterparts, each of which shall be an original, with the same effect as if the signatures thereto and hereto were upon the same instrument.

            6.9 Entire Agreement. This Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof and supersedes all prior agreements, understandings and negotiations, both written and oral, between the parties with respect to the subject matter of this Agreement. No representation, inducement, promise, understanding, condition or warranty not set forth herein has been made or relied upon by either party hereto.

            6.10 Captions. The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.

            6.11 Parties in Interest. Nothing expressed or implied herein is intended or shall be construed to confer upon any person, other than the parties hereto, any rights or remedies under or by reason of this Agreement or the transactions contemplated hereby.

            6.12 Limitation of Liability. (a) A copy of the declaration of trust of ARK Funds is on file with the Secretary of State of the Commonwealth of Massachusetts, and it is expressly agreed that this instrument is executed on behalf of ARK Funds by the trustees or officers thereof in such capacities, and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of ARK Funds personally, but are binding only upon the assets and property of the Acquiring Funds.

            (b) A copy of the declaration of trust of Marketvest Funds is on file with the Secretary of State of the Commonwealth of Massachusetts, and it is expressly agreed that this instrument is executed on behalf of Marketvest Funds by the trustees or officers thereof in such capacities, and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Marketvest Funds personally, but are binding only upon the assets and property of the Marketvest Funds.

            (c) The parties specifically acknowledge and agree that any liability under this Agreement, or in connection with the transactions herein contemplated, to the Acquiring Company with respect to an Acquiring Fund, or to an Acquired Company with respect to an Acquired Fund, shall be discharged only out of the assets of that Acquiring Fund or Acquired Fund, as the case may be, and that no other Acquiring Fund, series of the Acquiring Company or Acquired Fund shall be liable with respect thereto.

                                 *     *     *

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their respective authorized officers as of the day and year first above written.


                                                        MARKETVEST FUNDS, INC.

ATTEST:

                                                        By  /s/ VICTOR R. SICLARI
                                                            ----------------------------------
/s/ TIMOTHY S. JOHNSON                                                 Victor R. Siclari
-------------------------                                              Secretary


                                                        MARKETVEST FUNDS


ATTEST:
                                                        By  /s/ VICTOR R. SICLARI
                                                            ----------------------------------
/s/ TIMOTHY S. JOHNSON                                                 Victor R. Siclari
-------------------------                                              Secretary

                                                        ARK FUNDS


ATTEST:
                                                        By  /s/ KATHRYN L. STANTON
                                                            ----------------------------------
/s/ LESLIE KONDZIELA                                                   Kathryn L. Stanton
-------------------------                                              Secretary

                                  SCHEDULE 1.5

        Marketvest Funds                                           ARK Funds
        ----------------                                           ---------
Marketvest Short-Term Bond Fund                        ARK Short-Term Bond Portfolio

Marketvest Intermediate U.S. Government                ARK U.S. Government Bond Portfolio
    Bond Fund

Marketvest Pennsylvania Intermediate                   ARK Pennsylvania Tax-Free Portfolio
     Municipal Bond Fund

Marketvest Equity Fund                                 ARK Value Equity Portfolio

Marketvest International Equity Fund                   ARK International Equity Selection Portfolio

                                   ARK FUNDS

                             CROSS REFERENCE SHEET

                                     PART B


Item No.                                                                             Heading
--------                                                                             -------
10.     Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . .    Cover Page

11.     Table of Contents   . . . . . . . . . . . . . . . . . . . . . . .    Table of Contents

12.     Additional Information about the Registrant   . . . . . . . . . .    Statement of Additional
                                                                             Information of ARK Funds dated
                                                                             February ___, 1997

13.     Additional Information about the Company
        Being Acquired  . . . . . . . . . . . . . . . . . . . . . . . . .    Combined Statements of
                                                                             Additional Information of the
                                                                             Marketvest Funds, Inc. and
                                                                             Marketvest Funds dated June 30,
                                                                             1997

14.     Financial Statements  . . . . . . . . . . . . . . . . . . . . . .    Pro Forma Financial Statements:
                                                                             ARK Pennsylvania Tax-Free
                                                                             Portfolio and Marketvest
                                                                             Pennsylvania Intermediate
                                                                             Municipal Bond Fund.

                             MARKETVEST FUNDS, INC.
                                MARKETVEST FUNDS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania  15237-7010

                                   ARK FUNDS
                           Oaks, Pennsylvania  19456

                      STATEMENT OF ADDITIONAL INFORMATION

    (Joint Special Meeting of Shareholders of the Marketvest Group of Funds)

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated February __, 1998 for the Joint Special Meeting of Shareholders of the Marketvest Funds to be held on March 4, 1998. Copies of the Prospectus/Proxy Statement may be obtained at no charge by calling the Marketvest Funds at 1-800-MKT-VEST.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

     Further information about the Acquiring Funds is contained in and incorporated herein by reference to the ARK Funds' Statement of Additional Information dated February __, 1998, a copy of which is included herewith. The audited financial statements and related independent auditor's report for the Acquiring Funds contained in the Annual Report for the fiscal year ended April 30, 1997 are hereby incorporated herein by reference and accompany this Statement of Additional Information. The unaudited financial statements for the Acquiring Funds contained in the Semi-Annual Report for the six-months ended October 31, 1997 are hereby incorporated herein by reference and accompany this Statement of Additional Information. No other parts of the Annual Report and Semi-Annual Report are incorporated by reference herein.

     Further information about the Acquired Funds is contained in and incorporated by reference to the Marketvest Group of Funds Combined Statement of Additional Information dated June 30, 1997, copies of which are included herewith. The audited financial statements and related independent accountant's report for the Acquired Funds contained in the respective Annual Reports for the fiscal year ended February 28, 1997 are hereby incorporated herein by reference and accompany this Statement of Additional Information. The unaudited financial statements for the Acquired Funds for the six months ended August 31, 1997 contained in the respective Semi-Annual Reports are hereby incorporated herein by reference and accompany this Statement of Additional Information. No other parts of the Semi-Annual Reports are incorporated by reference herein.

     The date of this Statement of Additional Information is February __, 1998.

                               TABLE OF CONTENTS

                                                                                                          Page
                                                                                                          ----
General Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1

Pro Forma Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3

                              GENERAL INFORMATION

     The shareholders of Marketvest Funds, Inc. and Marketvest Funds (collectively, "Marketvest Funds") are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of January 15, 1998, among Marketvest Funds, Inc., Marketvest Funds and ARK Funds, and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and stated liabilities of Marketvest Short-Term Bond Fund, Marketvest Intermediate U.S. Government Bond Fund, Marketvest Pennsylvania Intermediate Municipal Bond Fund, Marketvest Equity Fund and Marketvest International Equity Fund (each, an "Acquired Fund" and collectively, the "Acquired Funds") to a corresponding portfolio of ARK Funds (each, an "Acquiring Fund" and collectively, the "Acquiring Funds") in exchange for full and fractional Institutional Class shares representing interests in such corresponding Acquiring Funds (each such transaction, a "Reorganization" and collectively, the "Reorganizations"). The shares issued by ARK Funds will have an aggregate net asset value equal to the aggregate net asset value of the shares of the respective Acquired Funds that are outstanding immediately before the Closing Date (as defined in the Reorganization Agreement) of the Reorganization.

     Following the exchange, each of the Acquired Funds will make a liquidating distribution of the corresponding Acquiring Fund shares to its shareholders. Each shareholder owning shares of a particular Acquired Fund at the Closing Date will receive Institutional Class shares of the corresponding Acquiring Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Closing Date on shares in such Acquired Fund. Upon completion of the Reorganizations, the Marketvest Group of Funds will be terminated or dissolved under state law and deregistered under the Investment Company Act of 1940.

     The Joint Special Meeting of Shareholders of the Marketvest Group of Funds to consider the Reorganization Agreement and the related transactions will be held at 10 o'clock a.m., Eastern Time, on March 4, 1998, at Federated Investors, Federated Investors Tower, 19th Floor, Pittsburgh, Pennsylvania. For further information about the transaction, see the Prospectus/Proxy Statement.

     Banking laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and to purchase shares of an investment company as agent for and upon the order of a customer. However, banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Acquiring Funds. Judicial or administrative decisions or interpretations of, as well as changes in, either federal or state statutes or regulations relating to the activities of banks and their affiliates could prevent First National Bank of Maryland or its affiliates from continuing to perform all or a part of the activities described above. If banks or bank affiliates were prohibited from so acting, changes in the operation of the ARK Funds might occur. It is not anticipated, however, that any such change would affect the net asset value of the Acquiring Funds' shares or result in any financial loss to any shareholder.

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                 Introduction To Pro Forma Combining Statements

                       April 30, 1997 and October 31, 1997

The accompanying unaudited Pro Forma Combining Statements of Assets and Liabilities, Pro Forma Combining Statements of Operations and Pro Forma Combining Schedules of Investments reflect the accounts of the ARK PENNSYLVANIA TAX FREE PORTFOLIO (the Ark Fund) and the MARKETVEST PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (the Marketvest Fund).

These statements have been derived from the underlying accounting records of the Ark Fund and the Marketvest Fund that were used in calculating net asset values for the twelve-month period ended April 30, 1997(or since inception) and the six months ended October 31, 1997. The Pro forma Combining Statements of Operations have been prepared based upon the fee and expense structure of the Ark Fund.

Under the proposed merger agreement and plan of reorganization, all outstanding shares of the Marketvest Fund will be issued in exchange for shares of the Institutional Class of the Ark Fund.

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    MUNICIPAL BONDS AND NOTES                          97.36%                               96.78%
    PENNSYLVANIA                                       97.36%                               94.50%

    Allegheny County, PA HDA, Refunding
    Revenue Bonds, 5.70% (Magee Womens
    Hospital)/(Original Issue Yield: 5.85%),
    10/1/2001                                           1,790              $ 1,856

    Allegheny County, PA HDA, Revenue
    Bonds, 4.80% (University of Pittsburgh
    Medical Center)/(MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    4.85%),12/1/2005                                    2,000                1,960

    Allegheny County, PA HDA, Revenue
    Bonds, 5.20% (Magee Womens
    Hospital)/(FGIC INS)/(Original Issue
    Yield:5.30%), 10/1/2005                             1,000                1,009

    Allegheny County, Hospital
    Development Authority,
    Pittsburgh Mercy Health
    System Project, Callable
    8/15/06 @ 102 (RB) (AMBAC)
    5.625%, 08/15/18                                                                           500            486

    Allegheny County, Hospital
    Development Authority,
    Presbyterian Health Center
    Project, Series C
    (RB) (MBIA) (A)
    4.600%, 05/01/97                                                                           500            500

    Allegheny County, PA HDA, Revenue
    Bonds, 5.375% (Children's Hospital of
    Pittsburgh)/(Original Issue Yield:5.641%),
    7/1/2017                                            2,800                2,651

    Allegheny County, PA Institution District,
    GO UT Refunding Bonds (Series 18),
    6.70% (MBIA Insurance Corporation
    INS), 4/1/1999                                      1,000                1,044

    Allegheny County, PA GO UT Bonds
    (Series C-45), 5.10% (FGIC INS),
    10/1/2007                                           5,000                4,964

    Allegheny County, Series C-39,
    Callable 05/01/02 @ 102

                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    MUNICIPAL BONDS AND NOTES                          97.30%
    PENNSYLVANIA                                       97.07%

    Allegheny County, PA HDA, Refunding
    Revenue Bonds, 5.70% (Magee Womens
    Hospital)/(Original Issue Yield: 5.85%),
    10/1/2001                                           1,790            $ 1,856

    Allegheny County, PA HDA, Revenue
    Bonds, 4.80% (University of Pittsburgh
    Medical Center)/(MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    4.85%),12/1/2005                                    2,000              1,960

    Allegheny County, PA HDA, Revenue
    Bonds, 5.20% (Magee Womens
    Hospital)/(FGIC INS)/(Original Issue
    Yield:5.30%), 10/1/2005                             1,000              1,009

    Allegheny County, Hospital
    Development Authority,
    Pittsburgh Mercy Health
    System Project, Callable
    8/15/06 @ 102 (RB) (AMBAC)
    5.625%, 08/15/18                                      500                486

    Allegheny County, Hospital
    Development Authority,
    Presbyterian Health Center
    Project, Series C
    (RB) (MBIA) (A)
    4.600%, 05/01/97                                      500                500

    Allegheny County, PA HDA, Revenue
    Bonds, 5.375% (Children's Hospital of
    Pittsburgh)/(Original Issue Yield:5.641%),
    7/1/2017                                            2,800              2,651

    Allegheny County, PA Institution District,
    GO UT Refunding Bonds (Series 18),
    6.70% (MBIA Insurance Corporation
    INS), 4/1/1999                                      1,000              1,044

    Allegheny County, PA GO UT Bonds
    (Series C-45), 5.10% (FGIC INS),
    10/1/2007                                           5,000              4,964

    Allegheny County, Series C-39,
    Callable 05/01/02 @ 102

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    (GO) (AMBAC)
    5.600%, 05/01/04                                                                           300            311

    Allentown, Callable 07/15/03
    @ 100 (GO) (AMBAC)
    5.650%, 07/15/08                                                                           500            511

    Allentown, Callable 07/15/09
    @ 100 (GO) (AMBAC)
    5.650%, 07/15/10                                                                           250            254

    Allentown, Sewer Systems,
    Callable 07/15/09 @ 100
    (RB) (AMBAC)
    5.650%, 07/15/10                                                                           250            254

    Bensalem Township, PA, GO UT Bonds,
    5.55% (FGIC INS) 12/1/2010                          1,390                1,397

    Bensalem Township, PA, GO UT Bonds,
    5.70% (FGIC INS) 12/1/2012                          1,015                1,024

    Bethehem, PA Area School District, GO
    UT Bonds, 5.70% (MBIA Insurance
    Corporation INS), 3/1/2009                          1,000                1,029

    Bethehem, PA Area School District, GO
    UT Bonds, 5.75% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.80%), 3/1/2010                                    1,000                1,021

    Bethehem, PA Area School District, GO
    UT Bonds, 5.80% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.80%), 3/1/2011                                    1,545                1,578

    Bethehem, PA Area School District, GO
    UT Bonds, 5.85% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.90%), 3/1/2012                                    1,635                1,670

    Bethehem, PA Area School District, GO
    UT Bonds, 6.35% (United States Treasury
    COL)/(AMBAC INS), 9/1/1999                          1,000                1,046

    Bucks County, PA, GO UT, 5.375%
    (Original Issue Yield: 5.45%), 5/1/2006             1,030                1,047


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    (GO) (AMBAC)
    5.600%, 05/01/04                                         300                311

    Allentown, Callable 07/15/03
    @ 100 (GO) (AMBAC)
    5.650%, 07/15/08                                         500                511

    Allentown, Callable 07/15/09
    @ 100 (GO) (AMBAC)
    5.650%, 07/15/10                                         250                254

    Allentown, Sewer Systems,
    Callable 07/15/09 @ 100
    (RB) (AMBAC)
    5.650%, 07/15/10                                         250                254

    Bensalem Township, PA, GO UT Bonds,
    5.55% (FGIC INS) 12/1/2010                             1,390              1,397

    Bensalem Township, PA, GO UT Bonds,
    5.70% (FGIC INS) 12/1/2012                             1,015              1,024

    Bethehem, PA Area School District, GO
    UT Bonds, 5.70% (MBIA Insurance
    Corporation INS), 3/1/2009                             1,000              1,029

    Bethehem, PA Area School District, GO
    UT Bonds, 5.75% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.80%), 3/1/2010                                       1,000              1,021

    Bethehem, PA Area School District, GO
    UT Bonds, 5.80% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.80%), 3/1/2011                                       1,545              1,578

    Bethehem, PA Area School District, GO
    UT Bonds, 5.85% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.90%), 3/1/2012                                       1,635              1,670

    Bethehem, PA Area School District, GO
    UT Bonds, 6.35% (United States Treasury
    COL)/(AMBAC INS), 9/1/1999                             1,000              1,046

    Bucks County, PA, GO UT, 5.375%
    (Original Issue Yield: 5.45%), 5/1/2006                1,030              1,047

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Bucks County, PA, GO UT, 5.15%
    (Original Issue Yield: 5.20%), 5/1/2004            1,000                 1,014

    Bucks County, Community
    College Project, Callable
    6/15/07 @ 100 (RB)
    5.500%, 06/15/17                                                                           500            482

    Bucks County, PA Community College
    Authority, Revenue Bonds, 5.50%
    (Original Issue Yield: 5.60%),6/15/2014            1,500                 1,480

    Burrell, PA School District, GO UT
    School Improvements, 5.25% (Original
    Issue Yield: 5.45%),11/15/2010                     4,000                 3,928

    Central Bucks, PA School District, GO
    UT Refunding Bonds, 6.30%, 2/1/2000                1,000                 1,047

    Chester County, Callable
    12/15/03 @ 100 (GO)
    5.300%, 12/15/05                                                                           500            506

    Chester County, PA HEFA, Refunding
    Revenue Bonds, 5.30% (Main Line Health
    Systems)/(MBIA Insurance Corporation
    INS)/(Original Issue Yield: 5.40%),
    5/15/2007                                          3,045                 3,031

    Chester County, PA HEFA, Refunding
    Revenue Bonds, 5.50% (Chester County
    Hospital, PA)/(MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.70%), 7/1/2007                                     965                   985

    Chester County, PA HEFA, Refunding
    Revenue Bonds, 5.625% (Chester County
    Hospital, PA)/(MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.90%), 7/1/2010                                   1,675                 1,683

    Chester County, PA HEFA, Refunding
    Revenue Bonds, 5.625% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.85%), 7/1/2009                                   1,985                 2,009


                                                            ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Bucks County, PA, GO UT, 5.15%
    (Original Issue Yield: 5.20%), 5/1/2004                 1,000              1,014

    Bucks County, Community
    College Project, Callable
    6/15/07 @ 100 (RB)
    5.500%, 06/15/17                                          500                482

    Bucks County, PA Community College
    Authority, Revenue Bonds, 5.50%
    (Original Issue Yield: 5.60%),6/15/2014                 1,500              1,480

    Burrell, PA School District, GO UT
    School Improvements, 5.25% (Original
    Issue Yield: 5.45%),11/15/2010                          4,000              3,928

    Central Bucks, PA School District, GO
    UT Refunding Bonds, 6.30%, 2/1/2000                     1,000              1,047

    Chester County, Callable
    12/15/03 @ 100 (GO)
    5.300%, 12/15/05                                          500                506

    Chester County, PA HEFA, Refunding
    Revenue Bonds, 5.30% (Main Line Health
    Systems)/(MBIA Insurance Corporation
    INS)/(Original Issue Yield: 5.40%),
    5/15/2007                                               3,045              3,031

    Chester County, PA HEFA, Refunding
    Revenue Bonds, 5.50% (Chester County
    Hospital, PA)/(MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.70%), 7/1/2007                                          965                985

    Chester County, PA HEFA, Refunding
    Revenue Bonds, 5.625% (Chester County
    Hospital, PA)/(MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.90%), 7/1/2010                                        1,675              1,683

    Chester County, PA HEFA, Refunding
    Revenue Bonds, 5.625% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    5.85%), 7/1/2009                                        1,985              2,009

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Clinton County, PA Solid Waste
    Authority, Revenue Bonds, 6.45% (Clinton
    County, PA Solid Waste Authority
    GTD)/(AMBAC INS)/(Original Issue
    Yield: 6.50%),11/1/2001                            1,000                 1,037

    Coatesville, PA  School District, GO UT,
    5.40% (FSA INS), 4/1/2013                          2,000                 1,960

    Commonwealth of Pennsylvania, GO UT,
    5.375% (FGIC INS), 5/15/2005                       3,000                 3,075

    Commonwealth of Pennsylvania, GO UT
    Bonds (Second Series A), 6.875% (United
    States Treasury PRF), 11/1/1999(@101.5)            1,000                 1,070

    Commonwealth of Pennsylvania, GO UT
    Bonds (Second Series A), 6.875% (United
    States Treasury PRF), 11/1/1999(@101.5)            1,000                 1,069

    Commonwealth of Pennsylvania, GO UT
    Bonds, 5.375% (FGIC INS), 5/15/2004                4,000                 4,101

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (First Series A), 6.60%,
    6/1/1999                                           1,000                 1,043

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (First Series A), 4.80%,
    (Original Issue Yield: 4.85%),4/15/2001            3,000                 3,011

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (First Series A), 5.00%,
    (Original Issue Yield: 5.10%),5/1/2003             2,250                 2,267

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (Second  Series), 4.75%,
    (MBIA Insurance Corporation INS), 6/15/1999        2,500                 2,524

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (Second  Series), 5.30%,
    (Original Issue Yield: 5.40%),7/1/1999             2,000                 2,037


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Clinton County, PA Solid Waste
    Authority, Revenue Bonds, 6.45% (Clinton
    County, PA Solid Waste Authority
    GTD)/(AMBAC INS)/(Original Issue
    Yield: 6.50%),11/1/2001                                   1,000              1,037

    Coatesville, PA  School District, GO UT,
    5.40% (FSA INS), 4/1/2013                                 2,000              1,960

    Commonwealth of Pennsylvania, GO UT,
    5.375% (FGIC INS), 5/15/2005                              3,000              3,075

    Commonwealth of Pennsylvania, GO UT
    Bonds (Second Series A), 6.875% (United
    States Treasury PRF), 11/1/1999(@101.5)                   1,000              1,070

    Commonwealth of Pennsylvania, GO UT
    Bonds (Second Series A), 6.875% (United
    States Treasury PRF), 11/1/1999(@101.5)                   1,000              1,069

    Commonwealth of Pennsylvania, GO UT
    Bonds, 5.375% (FGIC INS), 5/15/2004                       4,000              4,101

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (First Series A), 6.60%,
    6/1/1999                                                  1,000              1,043

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (First Series A), 4.80%,
    (Original Issue Yield: 4.85%),4/15/2001                   3,000              3,011

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (First Series A), 5.00%,
    (Original Issue Yield: 5.10%),5/1/2003                    2,250              2,267

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (Second  Series), 4.75%,
    (MBIA Insurance Corporation INS), 6/15/1999               2,500              2,524

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, (Second  Series), 5.30%,
    (Original Issue Yield: 5.40%),7/1/1999                    2,000              2,037

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, 5.125%, (AMBAC INS),
    9/15/2005                                          5,000                 5,010

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, 5.375%, (FGIC INS),
    11/15/2007                                         5,000                 5,072

    Commonwealth of Pennsylvania, GO UT
    Series A, 6.50%, (Original Issue Yield:
    6.55%), 1/1/2000                                   1,000                 1,051

    Conrad Weiser Area School
    District, Pre-refunded @ 100
    (GO) (MBIA) (B)
    6.700%, 12/15/04                                                                           500            551

    Cornwall & Lebanon, Suburban
    Joint School Authority,
    Callable 03/01/04 @ 100
    (RB) (FGIC)
    5.750%, 03/01/08                                                                           500            512

    Cumberland County, Messiah
    College Project, Callable 10/01/06
    @ 100 (RB) (AMBAC)
    5.125%, 10/01/15                                                                           500            466

    Cumberland Valley, School District,
    Callable 09/01/03 @ 100
    (GO) (FGIC)
    5.350%, 09/01/07                                                                           500            504

    Dauphin County, PA, Revenue Bonds,
    5.80%, 6/1/2026                                    1,000                 1,003

    Delaware County Authority, PA, Revenue
    Refunding Bonds, 5.625%, (Dunwoody
    Village, Inc.), 4/1/2009                           1,195                 1,200

    Dauphin County (GO) (MBIA)
    4.850%, 08/01/01                                                                           500            502

    Delaware County, Dunwoody
    Village Project (RB) (C)
    5.550%, 04/01/06                                                                           300            300

    Delaware County (GO)


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, 5.125%, (AMBAC INS),
    9/15/2005                                                 5,000              5,010

    Commonwealth of Pennsylvania, GO UT
    Refunding Bonds, 5.375%, (FGIC INS),
    11/15/2007                                                5,000              5,072

    Commonwealth of Pennsylvania, GO UT
    Series A, 6.50%, (Original Issue Yield:
    6.55%), 1/1/2000                                          1,000              1,051

    Conrad Weiser Area School
    District, Pre-refunded @ 100
    (GO) (MBIA) (B)
    6.700%, 12/15/04                                            500                551

    Cornwall & Lebanon, Suburban
    Joint School Authority,
    Callable 03/01/04 @ 100
    (RB) (FGIC)
    5.750%, 03/01/08                                            500                512

    Cumberland County, Messiah
    College Project, Callable 10/01/06
    @ 100 (RB) (AMBAC)
    5.125%, 10/01/15                                            500                466

    Cumberland Valley, School District,
    Callable 09/01/03 @ 100
    (GO) (FGIC)
    5.350%, 09/01/07                                            500                504

    Dauphin County, PA, Revenue Bonds,
    5.80%, 6/1/2026                                           1,000              1,003

    Delaware County Authority, PA, Revenue
    Refunding Bonds, 5.625%, (Dunwoody
    Village, Inc.), 4/1/2009                                  1,195              1,200

    Dauphin County (GO) (MBIA)
    4.850%, 08/01/01                                            500                502

    Delaware County, Dunwoody
    Village Project (RB) (C)
    5.550%, 04/01/06                                            300                300

    Delaware County (GO)

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    5.300%, 11/15/01                                                                           250            255

    Delaware County, Callable
    11/15/07 @ 100 (GO)
    5.125%, 11/15/16                                                                           500            468

    Delaware Valley, PA Regional Finance
    Authority, Revenue Bonds (Series A),
    5.90% (AMBAC INS)/(Original Issue
    Yield: 6.00%), 4/15/2016                           2,000                 2,011

    Delaware Valley, PA School District, GO
    UT Refunding Bonds (Series A), 6.50%
    (MBIA Insurance CorporationINS), 4/1/2001          1,000                 1,066

    Erie County, PA Prison Authority Lease,
    Revenue Bonds, 6.30% (United States
    Treasury COL)/(MBIA Insurance
    Corporation INS), 11/1/1999                        1,500                 1,566

    Franklin, PA Regional School District, GO
    UT Refunding Bonds (Series I), 6.25%
    (FGIC INS), 10/1/2001                              1,000                 1,006

    Geisinger Authority, PA Health System,
    Refunding Revenue Bonds, 5.70%
    (Original Issue Yield: 5.75%),7/1/2002             1,000                 1,037

    Fox Chapel, Sanitation Sewer
    Authority, Callable 05/01/97
    @ 100 (RB)
    5.900%, 05/01/05                                                                           440            440

    Geisinger Authority, PA Health System,
    Revenue Bonds, 6.50% (Original Issue
    Yield: 7.591%), 7/1/2007                           3,000                 3,127

    Harrisburg, PA Lease Authority, Revenue
    Bonds, 5.90% (CGIC INS)/(Original Issue
    Yield: 6.001%), 6/1/1998                           1,600                 1,633

    Harrisburg, School District
    Authority, Series B, Callable
    09/01/02 @ 100 (RB) (AMBAC)
    5.650%, 09/01/05                                                                           250            253



                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    5.300%, 11/15/01                                          250                255

    Delaware County, Callable
    11/15/07 @ 100 (GO)
    5.125%, 11/15/16                                          500                468

    Delaware Valley, PA Regional Finance
    Authority, Revenue Bonds (Series A),
    5.90% (AMBAC INS)/(Original Issue
    Yield: 6.00%), 4/15/2016                                2,000              2,011

    Delaware Valley, PA School District, GO
    UT Refunding Bonds (Series A), 6.50%
    (MBIA Insurance CorporationINS), 4/1/2001               1,000              1,066

    Erie County, PA Prison Authority Lease,
    Revenue Bonds, 6.30% (United States
    Treasury COL)/(MBIA Insurance
    Corporation INS), 11/1/1999                             1,500              1,566

    Franklin, PA Regional School District, GO
    UT Refunding Bonds (Series I), 6.25%
    (FGIC INS), 10/1/2001                                   1,000              1,006

    Geisinger Authority, PA Health System,
    Refunding Revenue Bonds, 5.70%
    (Original Issue Yield: 5.75%),7/1/2002                  1,000              1,037

    Fox Chapel, Sanitation Sewer
    Authority, Callable 05/01/97
    @ 100 (RB)
    5.900%, 05/01/05                                          440                440

    Geisinger Authority, PA Health System,
    Revenue Bonds, 6.50% (Original Issue
    Yield: 7.591%), 7/1/2007                                3,000              3,127

    Harrisburg, PA Lease Authority, Revenue
    Bonds, 5.90% (CGIC INS)/(Original Issue
    Yield: 6.001%), 6/1/1998                                1,600              1,633

    Harrisburg, School District
    Authority, Series B, Callable
    09/01/02 @ 100 (RB) (AMBAC)
    5.650%, 09/01/05                                          250                253
                                                              -                  -

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Johnstown, PA, GO UT Refunding Bonds,
    4.875% (FGIC INS)/(Original Issue Yield:
    4.90%), 10/1/1999                                  1,170                 1,186

    Lancaster County, PA Hospital Authority,
    Health Center Refunding Revenue Bonds,
    4.75% (Masonic Homes),11/15/2002                   1,000                   991

    Lancaster County, Lancaster
    General Hospital Project
    (RB) (AMBAC)
    5.800%, 07/01/01                                                                           500            518

    Lancaster, Franklin & Marshall
    College Project, Callable 04/15/02
    @ 100 (RB) (MBIA)
    6.500%, 04/15/06                                                                           250            267

    Lansdale, Callable 06/01/02 @ 100
    (GO) (AMBAC)
    6.400%, 06/01/05                                                                           150            159
    6.500%, 06/01/06                                                                           100            106

    Lehigh County, PA General Purpose
    Authority, GO UT Refunding Bonds
    (Series A), 6.60% (AMBAC INS)/(United
    States Treasurty PRF), 10/15/1999
    (@100)                                             1,000                 1,049

    Lehigh County, PA General Purpose
    Authority, Hospital Refunding Revenue
    Bonds (Series 1996A), 5.75% (Muhlenberg
    Hospital Center)/(Original Issue Yield:
    5.85%),7/15/2010                                   1,270                 1,261

    Lehigh County, PA General Purpose
    Authority, Revenue Bonds, 5.75%
    (Muhlenberg Hospital Center)/(Original
    Issue Yield: 5.85%), 7/15/2010                     1,730                 1,717

    Lehigh County, PA GO UT Bonds (Series A),
    5.55% (Original Issue Yield: 5.60%),
    11/15/2011                                         2,000                 1,998

    Lehigh County, PA GO UT Bonds (Series
    A), 5.55% (Original Issue Yield: 5.65%),
    11/15/2012                                         2,100                 2,098


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Johnstown, PA, GO UT Refunding Bonds,
    4.875% (FGIC INS)/(Original Issue Yield:
    4.90%), 10/1/1999                                        1,170              1,186

    Lancaster County, PA Hospital Authority,
    Health Center Refunding Revenue Bonds,
    4.75% (Masonic Homes),11/15/2002                         1,000                991

    Lancaster County, Lancaster
    General Hospital Project
    (RB) (AMBAC)
    5.800%, 07/01/01                                           500                518

    Lancaster, Franklin & Marshall
    College Project, Callable 04/15/02
    @ 100 (RB) (MBIA)
    6.500%, 04/15/06                                           250                267

    Lansdale, Callable 06/01/02 @ 100
    (GO) (AMBAC)
    6.400%, 06/01/05                                           150                159
    6.500%, 06/01/06                                           100                106

    Lehigh County, PA General Purpose
    Authority, GO UT Refunding Bonds
    (Series A), 6.60% (AMBAC INS)/(United
    States Treasurty PRF), 10/15/1999
    (@100)                                                   1,000              1,049

    Lehigh County, PA General Purpose
    Authority, Hospital Refunding Revenue
    Bonds (Series 1996A), 5.75% (Muhlenberg
    Hospital Center)/(Original Issue Yield:
    5.85%),7/15/2010                                         1,270              1,261
                                                              -                   -
    Lehigh County, PA General Purpose
    Authority, Revenue Bonds, 5.75%
    (Muhlenberg Hospital Center)/(Original
    Issue Yield: 5.85%), 7/15/2010                           1,730              1,717

    Lehigh County, PA GO UT Bonds (Series A),
    5.55% (Original Issue Yield: 5.60%),
    11/15/2011                                               2,000              1,998

    Lehigh County, PA GO UT Bonds (Series
    A), 5.55% (Original Issue Yield: 5.65%),
    11/15/2012                                               2,100              2,098

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Lehigh County, PA GO UT Bonds,
    5.125% (FGIC INS)/(Original Issue Yield:
    5.25%), 11/15/2008                                 4,000                 3,942

    Luzerne County, Callable 12/15/07
    @ 100 (GO) (FGIC)
    5.600%, 12/15/16                                                                           500            492

    Montgomery County, Callable
    10/15/01 @ 102 (GO)
    5.200%, 10/15/02                                                                           300            307

    Montgomery County, Health &
    Higher Education Authority,
    Abington Memorial Hospital
    Project, Series A, Callable 06/01/04
    @ 102 (RB) (AMBAC)
    5.125%, 06/01/14                                                                           500            464

    Montgomery County, Health &
    Higher Education Authority,
    Beaver College Project, Callable
    04/01/06 @ 102 (RB) (Connie Lee)
    5.700%, 04/01/10                                                                           500            506

    Montgomery County, Callable
    10/15/01 @ 102 (GO)
    5.750%, 10/15/10                                                                           500            514

    Montgomery County, Sewer
    Authority, Callable 08/01/97
    @ 100 (RB) (FGIC)
    5.850%, 08/01/06                                                                           500            502

    North Allegheny, PA School District,
    Series A GO UT Refunding Bonds, 6.35%
    (AMBAC INS)/(Original Issue Yield:
    6.498%), 11/1/2012                                 1,045                 1,083

    Northampton County, PA, GO UT Bonds,
    5.10% (AMBAC INS), 8/1/2005                        1,000                   992

    Northampton County, PA Higher
    Education Authority, Refunding Revenue
    Bonds, 6.75% (Lehigh University)/(MBIA
    Insurance Corporation INS),11/15/1999              1,550                 1,634

                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Lehigh County, PA GO UT Bonds,
    5.125% (FGIC INS)/(Original Issue Yield:
    5.25%), 11/15/2008                                      4,000              3,942

    Luzerne County, Callable 12/15/07
    @ 100 (GO) (FGIC)
    5.600%, 12/15/16                                          500                492

    Montgomery County, Callable
    10/15/01 @ 102 (GO)
    5.200%, 10/15/02                                          300                307

    Montgomery County, Health &
    Higher Education Authority,
    Abington Memorial Hospital
    Project, Series A, Callable 06/01/04
    @ 102 (RB) (AMBAC)
    5.125%, 06/01/14                                          500                464

    Montgomery County, Health &
    Higher Education Authority,
    Beaver College Project, Callable
    04/01/06 @ 102 (RB) (Connie Lee)
    5.700%, 04/01/10                                          500                506

    Montgomery County, Callable
    10/15/01 @ 102 (GO)
    5.750%, 10/15/10                                          500                514

    Montgomery County, Sewer
    Authority, Callable 08/01/97
    @ 100 (RB) (FGIC)
    5.850%, 08/01/06                                          500                502

    North Allegheny, PA School District,
    Series A GO UT Refunding Bonds, 6.35%
    (AMBAC INS)/(Original Issue Yield:
    6.498%), 11/1/2012                                      1,045              1,083

    Northampton County, PA, GO UT Bonds,
    5.10% (AMBAC INS), 8/1/2005                             1,000                992

    Northampton County, PA Higher
    Education Authority, Refunding Revenue
    Bonds, 6.75% (Lehigh University)/(MBIA
    Insurance Corporation INS),11/15/1999                   1,550              1,634

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Norristown, School District
    Authority, Callable 03/01/07
    @ 100 (GO) (FGIC)
    5.500%, 09/01/14                                                                           500            490

    Northampton County, PA Higher
    Education Authority, Revenue Bonds,
    5.375% (Lehigh University)/(Original
    Issue Yield:  5.55%), 11/15/2016                   3,975                 3,817

    Northampton County, PA Higher
    Education Authority, Revenue Bonds,
    5.75% (Lehigh University)/(MBIA
    Insurance Corporation INS), 8/15/2003              2,710                 2,824

    Northampton County, Pennsylvania
    Higher Education Authority,
    Lehigh University, Callable
    10/15/01 @ 102 (RB) (MBIA)
    6.900%, 10/15/06                                                                           500            547

    Northumberland County, PA
    Commonwealth Lease Authority, Revenue
    Bonds, 6.25% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    6.932%),10/15/2009                                 1,000                 1,058

    North Hills, School District
    Authority, Callable 11/15/07
    @ 100 (GO) (FGIC)
    5.625%, 11/15/14                                                                           500            495

    North Huntingdon Township,
    Escrowed To Maturity (GO)
    5.750%, 04/01/08                                                                           305            311

    North Wales, Water Authority,
    Callable 11/01/05 @ 100
    (RB) (FGIC)
    5.600%, 11/01/16                                                                           500            490

    Norwin, PA School District, GO UT
    Refunding Bonds, 6.00% (AMBAC INS),
    8/1/1998                                           1,200                 1,230

    Parkland, School District
    Improvements, Callable


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Norristown, School District
    Authority, Callable 03/01/07
    @ 100 (GO) (FGIC)
    5.500%, 09/01/14                                           500                490

    Northampton County, PA Higher
    Education Authority, Revenue Bonds,
    5.375% (Lehigh University)/(Original
    Issue Yield:  5.55%), 11/15/2016                         3,975              3,817

    Northampton County, PA Higher
    Education Authority, Revenue Bonds,
    5.75% (Lehigh University)/(MBIA
    Insurance Corporation INS), 8/15/2003                    2,710              2,824

    Northampton County, Pennsylvania
    Higher Education Authority,
    Lehigh University, Callable
    10/15/01 @ 102 (RB) (MBIA)
    6.900%, 10/15/06                                           500                547
                                                                -                  -
    Northumberland County, PA
    Commonwealth Lease Authority, Revenue
    Bonds, 6.25% (MBIA Insurance
    Corporation INS)/(Original Issue Yield:
    6.932%),10/15/2009                                       1,000              1,058

    North Hills, School District
    Authority, Callable 11/15/07
    @ 100 (GO) (FGIC)
    5.625%, 11/15/14                                           500                495

    North Huntingdon Township,
    Escrowed To Maturity (GO)
    5.750%, 04/01/08                                           305                311

    North Wales, Water Authority,
    Callable 11/01/05 @ 100
    (RB) (FGIC)
    5.600%, 11/01/16                                           500                490

    Norwin, PA School District, GO UT
    Refunding Bonds, 6.00% (AMBAC INS),
    8/1/1998                                                 1,200              1,230

    Parkland, School District
    Improvements, Callable

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    03/01/06 @100 (GO) (MBIA)
    5.500%, 09/01/09                                                                           500            511

    Pennridge, PA School District, GO UT
    Bonds, 6.40%,3/15/2001                             1,000                 1,055

    Pennsylvania Housing Finance Authority,
    Refunding Revenue Bonds,
    6.00%,10/1/2013                                    1,500                 1,530

    Pennsylvania Infrastructure Investment
    Authority, Revenue Bonds, 5.25% (MBIA
    Insurance Corporation INS), 9/1/2007               2,720                 2,737

    Pennsylvania Infrastructure Investment
    Authority, Revenue Bonds, 5.30%
    (Pennvest)/(MBIA Insurance Corporation
    INS), 9/1/2008                                     1,000                 1,003

    Pennsylvania Infrastructure Investment
    Authority, Revenue Bonds, 6.00% (MBIA
    Insurance Corporation INS), 9/1/2006               1,000                 1,065

    Pennsylvania Intergovernmental Coop
    Authority, Refunding Revenue Bonds,
    4.85% (FGIC INS), 6/15/2003                        2,930                 2,924

    Pennsylvania Intergovernmental Coop
    Authority, Refunding Revenue Bonds,
    5.40% (FGIC INS), 6/15/2009                        2,145                 2,146

    Pennsylvania Intergovernmental Coop
    Authority, Refunding Revenue Bonds,
    5.50% (Philadelphia Funding
    Program)/(FGIC INS)/(Original Issue
    Yield: 5.82%), 6/15/2016                           2,000                 1,945

    Pennsylvania Intergovernmental Coop
    Authority, Revenue Bonds, 4.80%
    (Philadelphia, PA)/ (Commonwealth of
    Pennsylvania GTD)/(Original Issue Yield:
    4.90%), 6/15/2002                                  4,000                 3,998


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    03/01/06 @100 (GO) (MBIA)
    5.500%, 09/01/09                                           500                511

    Pennridge, PA School District, GO UT
    Bonds, 6.40%,3/15/2001                                   1,000              1,055

    Pennsylvania Housing Finance Authority,
    Refunding Revenue Bonds,
    6.00%,10/1/2013                                          1,500              1,530

    Pennsylvania Infrastructure Investment
    Authority, Revenue Bonds, 5.25% (MBIA
    Insurance Corporation INS), 9/1/2007                     2,720              2,737

    Pennsylvania Infrastructure Investment
    Authority, Revenue Bonds, 5.30%
    (Pennvest)/(MBIA Insurance Corporation
    INS), 9/1/2008                                           1,000              1,003

    Pennsylvania Infrastructure Investment
    Authority, Revenue Bonds, 6.00% (MBIA
    Insurance Corporation INS), 9/1/2006                     1,000              1,065

    Pennsylvania Intergovernmental Coop
    Authority, Refunding Revenue Bonds,
    4.85% (FGIC INS), 6/15/2003                              2,930              2,924

    Pennsylvania Intergovernmental Coop
    Authority, Refunding Revenue Bonds,
    5.40% (FGIC INS), 6/15/2009                              2,145              2,146

    Pennsylvania Intergovernmental Coop
    Authority, Refunding Revenue Bonds,
    5.50% (Philadelphia Funding
    Program)/(FGIC INS)/(Original Issue
    Yield: 5.82%), 6/15/2016                                 2,000              1,945

    Pennsylvania Intergovernmental Coop
    Authority, Revenue Bonds, 4.80%
    (Philadelphia, PA)/ (Commonwealth of
    Pennsylvania GTD)/(Original Issue Yield:
    4.90%), 6/15/2002                                        4,000              3,998

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Pennsylvania Intergovernmental Coop
    Authority, Revenue Bonds, 5.50%
    (Philadelphia Funding Program)/(FGIC
    INS)/(Original Issue Yield: 5.65%),
    6/15/2011                                          3,300                 3,302

    Pennsylvania State Higher Education
    Assistance Agency, Revenue Refunding
    Bonds, 6.80% (FGIC INS), 12/1/2000                 3,775                 3,969

    Pennsylvania State Higher Education
    Facilities Authority, Refunding Revenue
    Bonds (Series A), 5.50% (University of
    Pennsylvania)/(Original Issue Yield:
    5.55%), 1/1/2009                                   3,000                 3,017

    Pennsylvania State Higher Education
    Facilities Authority, Revenue Bonds
    (Series E), 6.00% (State Systems)/(MBIA
    Insurance Corporation INS), 6/15/1997              1,000                 1,003

    Pennsylvania State Higher Education
    Facilities Authority, Revenue Refunding
    Bonds, 5.10% (Bryn Mawr
    College)/(MBIA Insurance Corporation
    INS)/(Original Issue Yield: 5.20%),
    12/1/2006                                          1,000                 1,009

    Pennsylvania State Higher Education
    Facilities Authority, Revenue Refunding
    Bonds, 5.75% (Drexel University)/(MBIA
    Insurance Corporation INS)/5/1/2003                3,035                 3,150             500            519

    Pennsylvania State Convention
    Center Authority, Series A,
    Escrowed To Maturity
    (RB) (FGIC)
    6.700%, 09/01/16                                                                           265            297

    Pennsylvania State Higher
    Education Facilities Authority,
    Series E, Escrowed to Maturity
    (RB) (MBIA)
    6.450%, 06/15/01                                                                           500            531

    Pennsylvania State Higher
    Education Facilities Authority,



                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Pennsylvania Intergovernmental Coop
    Authority, Revenue Bonds, 5.50%
    (Philadelphia Funding Program)/(FGIC
    INS)/(Original Issue Yield: 5.65%),
    6/15/2011                                                3,300              3,302

    Pennsylvania State Higher Education
    Assistance Agency, Revenue Refunding
    Bonds, 6.80% (FGIC INS), 12/1/2000                       3,775              3,969

    Pennsylvania State Higher Education
    Facilities Authority, Refunding Revenue
    Bonds (Series A), 5.50% (University of
    Pennsylvania)/(Original Issue Yield:
    5.55%), 1/1/2009                                         3,000              3,017

    Pennsylvania State Higher Education
    Facilities Authority, Revenue Bonds
    (Series E), 6.00% (State Systems)/(MBIA
    Insurance Corporation INS), 6/15/1997                    1,000              1,003

    Pennsylvania State Higher Education
    Facilities Authority, Revenue Refunding
    Bonds, 5.10% (Bryn Mawr
    College)/(MBIA Insurance Corporation
    INS)/(Original Issue Yield: 5.20%),
    12/1/2006                                                1,000              1,009

    Pennsylvania State Higher Education
    Facilities Authority, Revenue Refunding
    Bonds, 5.75% (Drexel University)/(MBIA
    Insurance Corporation INS)/5/1/2003                      3,535              3,669

    Pennsylvania State Convention
    Center Authority, Series A,
    Escrowed To Maturity
    (RB) (FGIC)
    6.700%, 09/01/16                                           265                297

    Pennsylvania State Higher
    Education Facilities Authority,
    Series E, Escrowed to Maturity
    (RB) (MBIA)
    6.450%, 06/15/01                                           500                531

    Pennsylvania State Higher
    Education Facilities Authority,

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    University of Pennsylvania
    Project, Callable 01/01/06
    @ 101 (RB)
    5.600%, 01/01/10                                                                           500            504

    Pennsylvania State Housing
    Finance Agency, Callable
    07/01/02 @ 102 (RB) (FNMA)
    6.400%, 07/01/12                                                                           500            512

    Pennsylvania State IDA, Refunding
    Revenue Bonds, 5.80% (AMBAC INS),
    1/1/2008                                           1,000                 1,045

    Pennsylvania State IDA, Refunding
    Revenue Bonds, 6.00% (AMBAC INS),
    7/1/2007                                           5,000                 5,357

    Pennsylvania State Turnpike Commission,
    Revenue Bonds (Series L), 6.15% (MBIA
    Insurance Corporation INS), 6/1/1999               1,000                 1,035

    Pennsylvania State University, Refunding
    Revenue Bonds, 5.30% (Original Issue
    Yield: 5.40%), 8/15/2003                           5,000                 5,101

    Pennsylvania State University,
    Callable 3/01/02 @ 102 (RB)
    5.950%, 03/01/03                                                                           500            527

    Pennsylvania State Financing
    Authority, Callable
    11/01/03 @ 102 (RB)
    6.600%, 11/01/09                                                                           400            424

    Pennsylvania State, First Series,
    Callable 05/15/06 @ 101.5
    (GO) (FGIC)
    5.375%, 05/15/14                                                                           500            486

    Pennsylvania State, Second
    Series (GO)
    6.000%, 07/01/07                                                                           300            322

    Pennsylvania State, Third Series,
    Callable 09/01/03 @ 101.5 (GO)


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    University of Pennsylvania
    Project, Callable 01/01/06
    @ 101 (RB)
    5.600%, 01/01/10                                           500                504

    Pennsylvania State Housing
    Finance Agency, Callable
    07/01/02 @ 102 (RB) (FNMA)
    6.400%, 07/01/12                                           500                512

    Pennsylvania State IDA, Refunding
    Revenue Bonds, 5.80% (AMBAC INS),
    1/1/2008                                                 1,000              1,045

    Pennsylvania State IDA, Refunding
    Revenue Bonds, 6.00% (AMBAC INS),
    7/1/2007                                                 5,000              5,357

    Pennsylvania State Turnpike Commission,
    Revenue Bonds (Series L), 6.15% (MBIA
    Insurance Corporation INS), 6/1/1999                     1,000              1,035

    Pennsylvania State University, Refunding
    Revenue Bonds, 5.30% (Original Issue
    Yield: 5.40%), 8/15/2003                                 5,000              5,101

    Pennsylvania State University,
    Callable 3/01/02 @ 102 (RB)
    5.950%, 03/01/03                                           500                527

    Pennsylvania State Financing
    Authority, Callable
    11/01/03 @ 102 (RB)
    6.600%, 11/01/09                                           400                424

    Pennsylvania State, First Series,
    Callable 05/15/06 @ 101.5
    (GO) (FGIC)
    5.375%, 05/15/14                                           500                486

    Pennsylvania State, Second
    Series (GO)
    6.000%, 07/01/07                                           300                322

    Pennsylvania State, Third Series,
    Callable 09/01/03 @ 101.5 (GO)

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    5.000%, 09/01/12                                                                           500            471

    Pennsylvania State Turnpike
    Commission, Callable 12/01/02
    @ 102 (RB) (FGIC)
    6.000%, 12/01/12                                                                           400            412

    Philadelphia Airport Parking
    Authority, Callable 09/01/07
    @ 101 (RB) (AMBAC)
    5.500%, 09/01/18                                                                           500            481

    Philadelphia Authority for Industrial
    Development, Revenue Bonds, 5.50%
    (Girard Estate Coal Mining
    Project)/(Original Issue Yield: 5.75%),
    11/15/2016                                         2,000                 1,924

    Philadelphia Higher Education
    Facilities Authority, Moss
    Rehabilitation Hospital Project
    (RB) (AMBAC)
    6.900%, 07/01/00                                                                           295            314

    Philadelphia, PA Hospital & Higher
    Education Facilities Authority, Refunding
    Revenue Bonds (Series A), 5.25%
    (Children's Hospital of
    Philadelphia)/(Original Issue Yield:
    5.55%), 2/15/2007                                  3,250                 3,270

    Philadelphia, PA Hospital & Higher
    Education Facilities Authority, Revenue
    Bonds (Series A), 5.625% (Children's
    Hospital of Philadelphia), 2/15/1999               1,500                 1,530

    Philadelphia, PA Hospital & Higher
    Education Facilities Authority, Revenue
    Bonds (Series A), 6.50% (Children's
    Hospital of Philadelphia)/(United States
    Treasury PRF)/(Original Issue Yield:
    6.85%), 2/15/2002 (@102)                           2,010                 2,178

    Philadelphia, PA School District, GO UT
    Bonds (Series A), 5.35% (MBIA Insurance
    Corporation INS), 7/1/2003                         5,000                 5,121

    Philadelphia, PA School District, GO UT
    Bonds (Series A), 5.85%, 7/1/2009                  2,000                 2,071


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    5.000%, 09/01/12                                          500                471

    Pennsylvania State Turnpike
    Commission, Callable 12/01/02
    @ 102 (RB) (FGIC)
    6.000%, 12/01/12                                          400                412

    Philadelphia Airport Parking
    Authority, Callable 09/01/07
    @ 101 (RB) (AMBAC)
    5.500%, 09/01/18                                          500                481

    Philadelphia Authority for Industrial
    Development, Revenue Bonds, 5.50%
    (Girard Estate Coal Mining
    Project)/(Original Issue Yield: 5.75%),
    11/15/2016                                              2,000              1,924

    Philadelphia Higher Education
    Facilities Authority, Moss
    Rehabilitation Hospital Project
    (RB) (AMBAC)
    6.900%, 07/01/00                                          295                314

    Philadelphia, PA Hospital & Higher
    Education Facilities Authority, Refunding
    Revenue Bonds (Series A), 5.25%
    (Children's Hospital of
    Philadelphia)/(Original Issue Yield:
    5.55%), 2/15/2007                                       3,250              3,270

    Philadelphia, PA Hospital & Higher
    Education Facilities Authority, Revenue
    Bonds (Series A), 5.625% (Children's
    Hospital of Philadelphia), 2/15/1999                    1,500              1,530

    Philadelphia, PA Hospital & Higher
    Education Facilities Authority, Revenue
    Bonds (Series A), 6.50% (Children's
    Hospital of Philadelphia)/(United States
    Treasury PRF)/(Original Issue Yield:
    6.85%), 2/15/2002 (@102)                                2,010              2,178

    Philadelphia, PA School District, GO UT
    Bonds (Series A), 5.35% (MBIA Insurance
    Corporation INS), 7/1/2003                              5,000              5,121

    Philadelphia, PA School District, GO UT
    Bonds (Series A), 5.85%, 7/1/2009                       2,000              2,071

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Philadelphia, PA School District, GO UT
    Bonds, 5.375% (Original Issue Yield:
    5.45%), 7/1/2005                                   1,000                 1,022

    Philadelphia, PA School District, GO UT
    Refunding Bonds, 5.30% (MBIA
    Insurance Corporation INS)/(Original
    Issue Yield: 5.40%), 7/1/2004                      3,500                 3,558

    Philadelphia, PA Water & Wastewater
    System, Refunding Revenue Bonds, 5.50%
    (Original Issue Yield: 5.61%), 6/15/2006           1,000                 1,027

    Philadelphia, PA Water & Wastewater
    System, Refunding Revenue Bonds, 6.25%
    (MBIA Insurance Corporation INS), 8/1/2007         3,000                 3,268

    Pittsburgh, School District, Series B,
    Pre-refunded @ 100 (GO)
    (FGIC) (B)
    5.250%, 08/01/97                                                                           250            251

    Pittsburgh, PA School District, GO UT
    Refunding Bonds (Series C), 5.25%
    (United States Treasury COL)/(FGIC
    INS), 8/1/1998                                     1,000                 1,004

    Pittsburgh, PA Water & Sewer Authority,
    Refunding Revenue Bonds (Series A),
    4.70% (FGIC INS), 9/1/2004                         2,690                 2,646

    Pittsburgh, PA Water & Sewer Authority,
    Refunding Revenue Bonds (Series A),
    6.00% (United States Treasury
    COL)/(FGIC INS)/(Original Issue Yield:
    6.10%), 9/1/1997                                   1,000                 1,007

    Pittsburgh, PA GO UT Bonds (Series B),
    4.90% (Original Issue Yield: 5.10%),
    3/1/2007                                           5,000                 4,889

    Pittsburgh, PA GO UT, 5.00% (MBIA
    Insurance Corporation INS), 3/1/2000               2,000                 2,033


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Philadelphia, PA School District, GO UT
    Bonds, 5.375% (Original Issue Yield:
    5.45%), 7/1/2005                                         1,000              1,022

    Philadelphia, PA School District, GO UT
    Refunding Bonds, 5.30% (MBIA
    Insurance Corporation INS)/(Original
    Issue Yield: 5.40%), 7/1/2004                            3,500              3,558

    Philadelphia, PA Water & Wastewater
    System, Refunding Revenue Bonds, 5.50%
    (Original Issue Yield: 5.61%), 6/15/2006                 1,000              1,027

    Philadelphia, PA Water & Wastewater
    System, Refunding Revenue Bonds, 6.25%
    (MBIA Insurance Corporation INS), 8/1/2007               3,000              3,268

    Pittsburgh, School District, Series B,
    Pre-refunded @ 100 (GO)
    (FGIC) (B)
    5.250%, 08/01/97                                           250                251

    Pittsburgh, PA School District, GO UT
    Refunding Bonds (Series C), 5.25%
    (United States Treasury COL)/(FGIC
    INS), 8/1/1998                                           1,000              1,004

    Pittsburgh, PA Water & Sewer Authority,
    Refunding Revenue Bonds (Series A),
    4.70% (FGIC INS), 9/1/2004                               2,690              2,646

    Pittsburgh, PA Water & Sewer Authority,
    Refunding Revenue Bonds (Series A),
    6.00% (United States Treasury
    COL)/(FGIC INS)/(Original Issue Yield:
    6.10%), 9/1/1997                                         1,000              1,007

    Pittsburgh, PA GO UT Bonds (Series B),
    4.90% (Original Issue Yield: 5.10%),
    3/1/2007                                                 5,000              4,889

    Pittsburgh, PA GO UT, 5.00% (MBIA
    Insurance Corporation INS), 3/1/2000                     2,000              2,033

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    Pocono Mountain, PA School District,
    GO UT Bonds, 6.80% (United States
    Treasury COL)/(AMBAC INS),
    10/1/2000                                          1,000                 1,011

    Pocono Mountain, PA School District,
    GO UT Bonds, 6.90% (AMBAC INS),
    10/1/2001                                          1,000                 1,012

    Punxsutawney Area School District,
    Callable 04/15/05 @ 100
    (GO) (MBIA)
    5.750%, 04/15/10                                                                           500            511

    Red Lion Area School District,
    Callable 04/01/02 @ 100
    (GO) (AMBAC)
    5.850%, 04/01/05                                                                           100            103

    Ridley Park, Taylor Hospital
    Authority, Series A (RB)
    6.000%, 12/01/05                                                                           500            501

    Riverside, PA Beaver County School
    District, GO UT Bonds, 5.50% (FSA
    INS), 2/15/2017                                    3,000                 2,926

    Scranton-Lackawanna, Health
    & Welfare Authority, Mercy
    Health Project, Series B
    (RB) (MBIA)
    5.100%, 01/01/07                                                                           500            498

    Scranton-Lackawanna, PA Health
    & Welfare Authority, Refunding Revenue
    Bonds, 5.625% (Mercy Health Care
    Systems)/(MBIA Insurance Corporation
    INS)/(Original Issue Yield: 5.75%),
    1/1/2016                                           2,000                 1,957

    South Allegheny School District,
    Callable 10/01/05 @ 100
    (GO) (MBIA)
    5.100%, 10/01/06                                                                           500            497

    South Western School District, PA York,
    GO UT Bonds, 5.00% (FGIC INS),
    6/15/1998                                          1,270                 1,285


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    Pocono Mountain, PA School District,
    GO UT Bonds, 6.80% (United States
    Treasury COL)/(AMBAC INS),
    10/1/2000                                                1,000              1,011

    Pocono Mountain, PA School District,
    GO UT Bonds, 6.90% (AMBAC INS),
    10/1/2001                                                1,000              1,012

    Punxsutawney Area School District,
    Callable 04/15/05 @ 100
    (GO) (MBIA)
    5.750%, 04/15/10                                           500                511

    Red Lion Area School District,
    Callable 04/01/02 @ 100
    (GO) (AMBAC)
    5.850%, 04/01/05                                           100                103

    Ridley Park, Taylor Hospital
    Authority, Series A (RB)
    6.000%, 12/01/05                                           500                501

    Riverside, PA Beaver County School
    District, GO UT Bonds, 5.50% (FSA
    INS), 2/15/2017                                          3,000              2,926

    Scranton-Lackawanna, Health
    & Welfare Authority, Mercy
    Health Project, Series B
    (RB) (MBIA)
    5.100%, 01/01/07                                           500                498

    Scranton-Lackawanna, PA Health
    & Welfare Authority, Refunding Revenue
    Bonds, 5.625% (Mercy Health Care
    Systems)/(MBIA Insurance Corporation
    INS)/(Original Issue Yield: 5.75%),
    1/1/2016                                                 2,000              1,957

    South Allegheny School District,
    Callable 10/01/05 @ 100
    (GO) (MBIA)
    5.100%, 10/01/06                                           500                497
                                                               -                  -
    South Western School District, PA York,
    GO UT Bonds, 5.00% (FGIC INS),
    6/15/1998                                                1,270              1,285

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)


                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    State Public School Building Authority, PA
    College, Revenue Bonds, 6.10%
    (Harrisburg Area Community College-
    D)/(MBIA Insurance Corporation INS),
    4/1/1999                                             860                   888

    University of Pittsburgh, PA Higher
    Education, Refunding Revenue Bonds
    (Series B), 5.30% (MBIA Insurance
    Corporation INS), 6/1/1999                         2,000                 2,039

    University of Pittsburgh, Revenue Bonds,
    5.05% (Original Issue Yield: 5.15%),
    6/1/2010                                           1,500                 1,448

    Upper Merion, Municipal
    Utility Authority, Callable
    08/15/03 @ 100 (RB)
    6.000%, 08/15/12                                                                           500            510

    Westmoreland County, PA, GO UT
    Refunding Bonds, 6.35% (AMBAC INS),
    12/1/1999                                          1,000                 1,050

    York County (GO) (FGIC), 5.500%,
    10/01/01                                                                                   200            206
                                                                           -------                       --------


                                                                                                         --------
        Total Pennsylvania                                                 209,884                         23,111
                                                                           -------                       --------

     PUERTO RICO                                           -                     -            2.27%

    Commonwealth of Puerto Rico
    (GO) (MBIA)
    6.500%, 07/01/08                                                                           500            556
                                                                           -------                       --------
    Total Puerto Rico                                                            -                            556
                                                                           -------                       --------
                                                                           -------
    TOTAL MUNICIPAL BONDS AND NOTESS                                       209,884                         23,667
                                                                           -------                       --------

     CASH EQUIVALENTS                                      0                     -               0
    Federated Pennsylvania
    Municipal Cash Trust Fund                                                                  850            850

    PNC Pennsylvania Municipal Money
    Market Portfolio                                   4,099                 4,099
                                                                           -------                       --------

    TOTAL CASH EQUIVALENT                                                    4,099                            850
                                                                           -------                       --------
                                                      99.26%                               100.25%


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    State Public School Building Authority, PA
    College, Revenue Bonds, 6.10%
    (Harrisburg Area Community College-
    D)/(MBIA Insurance Corporation INS),
    4/1/1999                                                    860                    888

    University of Pittsburgh, PA Higher
    Education, Refunding Revenue Bonds
    (Series B), 5.30% (MBIA Insurance
    Corporation INS), 6/1/1999                                2,000                  2,039

    University of Pittsburgh, Revenue Bonds,
    5.05% (Original Issue Yield: 5.15%),
    6/1/2010                                                  1,500                  1,448

    Upper Merion, Municipal
    Utility Authority, Callable
    08/15/03 @ 100 (RB)
    6.000%, 08/15/12                                            500                    510

    Westmoreland County, PA, GO UT
    Refunding Bonds, 6.35% (AMBAC INS),
    12/1/1999                                                 1,000                  1,050

    York County (GO) (FGIC), 5.500%,
    10/01/01                                                    200                    206
                                                                                 ---------



        Total Pennsylvania                                                         232,995
                                                                                 ---------

     PUERTO RICO                                               0.23%

    Commonwealth of Puerto Rico
    (GO) (MBIA)
    6.500%, 07/01/08                                            500                    556
                                                                                 ---------
    Total Puerto Rico                                                                  556
                                                                                 ---------

    TOTAL MUNICIPAL BONDS AND NOTESS                                               233,551
                                                                                 ---------

     CASH EQUIVALENTS                                             0
    Federated Pennsylvania
    Municipal Cash Trust Fund                                                          850

    PNC Pennsylvania Municipal Money
    Market Portfolio                                                                 4,099
                                                                                 ---------

    TOTAL CASH EQUIVALENT                                                            4,949
                                                                                 ---------
                                                             99.36%

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                   (UNAUDITED)

                                                 ----------------------------------      -----------------------------
                                                      MARKETVEST PA INTERMEDIATE               ARK PENNSYLVANIA
                                                          MUNICIPAL BOND FUND                  TAX FREE PORTFOLIO
                                                 ----------------------------------      -----------------------------
                                                    PRINCIPAL              MARKET          PRINCIPAL         MARKET
         SECURITY DESCRIPTION                      AMOUNT (000)         VALUE (000)      AMOUNT (000)     VALUE (000)
    -------------------------------------------------------------------------------      -----------------------------

    TOTAL INVESTMENTS                            (cost $212,545)           213,983      (cost $24,311)   $ 24,517
                                                                           =======                       ========


                                                           ------------------------------
                                                                   PROFORMA COMBINED
                                                           ------------------------------
                                                                    ARK PENNSYLVANIA
                                                                   TAX FREE PORTFOLIO
                                                           ------------------------------
                                                              PRINCIPAL         MARKET
         SECURITY DESCRIPTION                               AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------------------------------

    TOTAL INVESTMENTS                                    (cost $236,856)         $ 238,500
                                                                                 =========



NOTE: THE CATEGORIES OF INVESTMENTS ARE SHOWN AS A PERCENTAGE OF NET ASSETS AS OF APRIL 30, 1997.

The following acronyms are used throughout this portfolio:    (A) Variable Rate Security - the rate
 AMBAC American Municipal Bond Assurance Corporation          reported on the Statement of Net Assets is
  CGIC Capital Guaranty Insurance Corporation                 the rate in effect as of April 30, 1997. The
   COL Collateralized                                         date shown is the next scheduled reset date.
  FGIC Financial Guaranty Insurance Corporation
   FSA Financial Security Assurance                           (B) The Pre-refunded date is shown as the
    GO General Obligation                                     maturity date on the Statement of Net Assets.
   GTD Guaranty
  H-DA Hospital Development Authority                         (C) When-issued Security (Total Cost $300,000)
  HEFA Health and Education Facilities Authority              AMBAC-American Municipal Bond Assurance Company
                                                              Connie Lee-College Construction Loan Insurance Association
                                                              FGIC-Financial Guaranty Insurance Company
                                                              FNMA-Federal National Mortgage Association
                                                              GO-General Obligation
                                                              MBIA-Municipal Bond Insurance Association
                                                              RB-Revenue Bond


                       ARK PENNSYLVANIA TAX-FREE PORTFOLIO
       PROFORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                             AS OF APRIL 30,1997
                                     (000'S)

                                                                                                  --------------  ----------------
                                                                                                    Marketvest
                                                                                                   Pennsylvania         ARK
                                                                                                   Intermediate     Pennsylvania
                                                                                                     Municipal        Tax-Free
                                                                                                       Fund          Portfolio
                                                                                                  --------------  ----------------
ASSETS:
    Investments at market value (cost of $212,545, $24,311 and $236,856, respectively)             $    213,983    $       24,517
    Interest receivable                                                                                   3,517               357
    Receivable for investment securities sold                                                             6,172               497
    Receivable for capital shares sold                                                                      -                 -
    Other assets                                                                                            -                  26
                                                                                                  --------------  ----------------

    Total assets                                                                                        223,672            25,397
                                                                                                  --------------  ----------------

LIABILITIES:
    Distribution payable                                                                                    816                95
    Payable for investment securities purchased                                                           7,154               818
    Payable for capital shares repurchased                                                                  -                 -
    Other liabilities                                                                                       121                29
                                                                                                  --------------  ----------------

    Total liabilities                                                                                     8,091               942
                                                                                                  --------------  ----------------


NET ASSETS:
    Portfolio shares of Institutional Class - ARK Fund (based on 2,345,987 o/s shares)                                     22,973
    Portfolio shares of Institutional Class - Proforma ARK Fund (based on 24,035,914 o/s shares)
    Portfolio shares of Institutional Class - Marketvest Fund (based on 21,694,647 o/s shares)          214,622
    Portfolio shares, Retail Class - ARK Fund and Proforma ARK Fund (based on 118,730 o/s shares)             0             1,184
    Undistributed net investment income                                                                       0                 0
    Accumulated net realized loss on investments                                                           (479)               92
    Net unrealized appreciation on investments                                                            1,438               206
                                                                                                  --------------  ----------------

    TOTAL NET ASSETS                                                                               $    215,581    $       24,455
                                                                                                  ==============  ================


    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE - INSTITUTIONAL CLASS                        $9.94             $9.92
                                                                                                  ==============  ================


    NET ASSET VALUE AND REDEMPTION PRICE PER SHARE - RETAIL CLASS                                                           $9.92
                                                                                                                  ================


    MAXIMUM OFFERING PRICE PER SHARE - RETAIL CLASS ($10.22 / 95.50%)                                                      $10.39
                                                                                                                  ================


                                                                                                  --------------  ----------------

                                                                                                                        ARK
                                                                                                                    Pennsylvania
                                                                                                     Proforma         Tax-Free
                                                                                                   Adjustments       Portfolio
                                                                                                  --------------  ----------------
ASSETS:
    Investments at market value (cost of $212,545, $24,311 and $236,856, respectively)                             $      238,500
    Interest receivable                                                                                                     3,874
    Receivable for investment securities sold                                                                               6,669
    Receivable for capital shares sold                                                                                        -
    Other assets                                                                                                               26
                                                                                                                  ----------------

    Total assets                                                                                                          249,069
                                                                                                                  ----------------

LIABILITIES:
    Distribution payable                                                                                                      911
    Payable for investment securities purchased                                                                             7,972
    Payable for capital shares repurchased                                                                                    -
    Other liabilities                                                                                                         150
                                                                                                                  ----------------

    Total liabilities                                                                                                       9,033
                                                                                                                  ----------------


NET ASSETS:
    Portfolio shares of Institutional Class - ARK Fund (based on 2,345,987 o/s shares)                 (22,973)(a)              0
    Portfolio shares of Institutional Class - Proforma ARK Fund (based on 24,035,914 o/s shares)       237,595 (a)        237,595
    Portfolio shares of Institutional Class - Marketvest Fund (based on 21,694,647 o/s shares)        (214,622)(a)              0
    Portfolio shares, Retail Class - ARK Fund and Proforma ARK Fund (based on 118,730 o/s shares)                           1,184
    Undistributed net investment income
    Accumulated net realized loss on investments                                                                             (387)
    Net unrealized appreciation on investments                                                                              1,644
                                                                                                  -------------   ----------------

    TOTAL NET ASSETS                                                                               $       -       $      240,036
                                                                                                  =============   ================


    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE - INSTITUTIONAL CLASS                                          $9.94
                                                                                                                  ================


    NET ASSET VALUE AND REDEMPTION PRICE PER SHARE - RETAIL CLASS                                                           $9.92
                                                                                                                  ================


    MAXIMUM OFFERING PRICE PER SHARE - RETAIL CLASS ($10.22 / 95.50%)                                                      $10.39
                                                                                                                  ================

                     ARK PENNSYLVANIA TAX FREE PORTFOLIO
        PRO FORMA COMBINING STATEMENT OF OPERATIONS (000) (Unaudited)
                   FOR THE PERIOD ENDED APRIL 30, 1997 (1)

                                                                 ----------------   ---------------   -------------   --------------
                                                                    Marketvest
                                                                   Pennsylvania           ARK                              ARK
                                                                   Intermediate       Pennsylvania                     Pennsylvania
                                                                     Municipal          Tax-Free        Proforma         Tax-Free
                                                                       Fund            Portfolio       Adjustments      Portfolio
                                                                 ----------------   ---------------   -------------   --------------
INVESTMENT INCOME:
Interest                                                                  11,755               568                           12,323
                                                                 ----------------   ---------------                   --------------

Total Investment Income                                                   11,755               568                           12,323
                                                                 ----------------   ---------------                   --------------

EXPENSES:
Administrator Fees                                                           352                14            (45) (b)          321
Less: Waiver of Administrator Fees                                           (96)                -             96  (b)          -
Investment Advisory Fees                                                   1,676                53           (123) (b)        1,606
Less: Waiver of Investment Advisory Fees                                    (348)              (14)           362  (b)          -
Transfer Agency Fees                                                          25                                                 25
Custodian Fees                                                                41                 2                               43
Professional Fees                                                              6                 1                                7
Registration Fees                                                             73                 7                               80
Printing Fees                                                                  9                 2             (3) (c)            8
Trustee Fees                                                                   4                 -                                4
Amortization of Deferred Organization Costs                                                      1             (1) (d)          -
Miscellaneous Fees                                                            99                 -            (10) (c)           89
                                                                 ----------------   ---------------   ------------    --------------

Total Expenses                                                             1,841                66            276             2,183
                                                                 ----------------   ---------------   ------------    --------------

Net Investment Income (Loss)                                               9,914               502           (276)           10,140
                                                                 ----------------   ---------------   ------------    --------------


Net realized Gain (Loss) on Investments                                     (511)               92                             (419)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                            (792)             (356)                          (1,148)
                                                                 ----------------   ---------------   ------------    --------------
Net Realized and Unrealized Gain (Loss) on Investments                    (1,303)             (264)           -              (1,567)
                                                                 ----------------   ---------------   ------------    --------------

Net Increase (Decrease) in Net Assets Resulting from Operations            8,611               238           (276)            8,573
                                                                 ================   ===============   ============    ==============


(1) The Ark Pennssylvana Tax Free Portfolio Commenced operations on November 18, 1996.

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)



                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

MUNICIPAL BONDS AND NOTES                                   96.86%                                  100.05%
PENNSYLVANIA                                                96.86%                                   97.81%
Abington, School District,
Callable 05/15/07 @ 100
(GO) (FGIC)
5.300%, 05/15/21                                                                                     500              $497

Allegheny County, Series C-39,
Callable 05/01/02 @ 102
(GO) (AMBAC)
5.600%, 05/01/04                                                                                     300               320

Allegheny County, PA HDA, Refunding
Revenue Bonds, 5.70% (Magee Womens
Hospital)/(Original Issue Yield: 5.85%), 10/1/2001          1,790              1,881

Allegheny County, PA HDA, Revenue Bonds,
5.20% (Magee Womens Hospital)/(FGIC
INS)/(Original Issue Yield: 5.30%), 10/1/2005               1,000              1,037

Allegheny County, PA HDA, Revenue Bonds,
5.375% (Children's Hospital of
Pittsburgh)/(Original Issue Yield: 5.641%),
7/1/2017                                                    2,800              2,790

Allegheny County, Hospital
Development Authority, Pittsburgh
Mercy Health System Project,
Callable 08/15/06 @ 102
(RB) (AMBAC)
5.625%, 08/15/18                                                                                     500               509

Allegheny County, Hospital
Development Authority,
Presbyterian Health Center
Project, Series C (RB)
(MBIA)
3.600%, 11/06/97 (A)                                                                                 400               400

Allegheny County, Redevelopment
Authority, Home
Improvement (RB)
6.700%, 02/01/99                                                                                     500               513

Allegheny County, PA IDA, Refunding
Revenue Bonds, 6.80% (MBIA Insurance
Corporation INS), 3/1/2015                                  3,500              3,836



                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                                ARK PENNSYLVANIA
                                                               TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES                                  97.21%
PENNSYLVANIA                                               96.96%
Abington, School District,
Callable 05/15/07 @ 100
(GO) (FGIC)
5.300%, 05/15/21                                              500              $  497

Allegheny County, Series C-39,
Callable 05/01/02 @ 102
(GO) (AMBAC)
5.600%, 05/01/04                                              300                 320

Allegheny County, PA HDA, Refunding
Revenue Bonds, 5.70% (Magee Womens
Hospital)/(Original Issue Yield: 5.85%), 10/1/2001          1,790               1,881

Allegheny County, PA HDA, Revenue Bonds,
5.20% (Magee Womens Hospital)/(FGIC
INS)/(Original Issue Yield: 5.30%), 10/1/2005               1,000               1,037

Allegheny County, PA HDA, Revenue Bonds,
5.375% (Children's Hospital of
Pittsburgh)/(Original Issue Yield: 5.641%),
7/1/2017                                                    2,800               2,790

Allegheny County, Hospital
Development Authority, Pittsburgh
Mercy Health System Project,
Callable 08/15/06 @ 102
(RB) (AMBAC)
5.625%, 08/15/18                                              500                 509

Allegheny County, Hospital
Development Authority,
Presbyterian Health Center
Project, Series C (RB)
(MBIA)
3.600%, 11/06/97 (A)                                          400                 400

Allegheny County, Redevelopment
Authority, Home
Improvement (RB)
6.700%, 02/01/99                                              500                 513

Allegheny County, PA IDA, Refunding
Revenue Bonds, 6.80% (MBIA Insurance
Corporation INS), 3/1/2015                                  3,500               3,836

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Allegheny County, PA GO UT Bonds (Series C
45), 5.10% (FGIC INS), 10/1/2007                            5,000              5,177


Allentown, PA Area Hospital Authority,
Refunding Revenue Bonds, 6.50% (Original
Issue Yield: 6.65%), 11/15/2008                             2,665              2,854

Allentown, Callable 07/15/03
@ 100 (GO) (AMBAC)
5.650%, 07/15/08                                                                                     500               523

Allentown, Callable 07/15/09
@ 100 (GO) (AMBAC)
5.650%, 07/15/10                                                                                     250               267

Allentown, Sewer Systems,
Callable 07/15/09 @ 100
(RB) (AMBAC)
5.650%, 07/15/10                                                                                     250               267

Bensalem Township, PA, GO UT Bonds,
5.55% (FGIS INS) 12/1/2010                                  1,390              1,452

Bensalem Township, PA, GO UT Bonds,
5.70% (FGIS INS) 12/1/2012                                  1,015              1,062


Bethehem, PA Area School District, GO UT Bonds,
5.70% (MBIA Insurance Corporation
INS), 3/1/2009                                              1,000              1,080


Bethehem, PA Area School District, GO UT Bonds,
5.75% (MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.80%), 3/1/2010                1,000              1,083


Bethehem, PA Area School District, GO UT
Bonds, 5.50% (FGIC INS), 9/1/2008                           3,000              3,160


Bethehem, PA Area School District, GO UT
Bonds, 5.85% (MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.90%), 3/1/2012                1,635              1,782



                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Allegheny County, PA GO UT Bonds (Series C
45), 5.10% (FGIC INS), 10/1/2007                             5,000               5,177


Allentown, PA Area Hospital Authority,
Refunding Revenue Bonds, 6.50% (Original
Issue Yield: 6.65%), 11/15/2008                              2,665               2,854

Allentown, Callable 07/15/03
@ 100 (GO) (AMBAC)
5.650%, 07/15/08                                               500                 523

Allentown, Callable 07/15/09
@ 100 (GO) (AMBAC)
5.650%, 07/15/10                                               250                 267

Allentown, Sewer Systems,
Callable 07/15/09 @ 100
(RB) (AMBAC)
5.650%, 07/15/10                                               250                 267

Bensalem Township, PA, GO UT Bonds,
5.55% (FGIS INS) 12/1/2010                                   1,390               1,452

Bensalem Township, PA, GO UT Bonds,
5.70% (FGIS INS) 12/1/2012                                   1,015               1,062

Bethehem, PA Area School District, GO UT Bonds,
5.70% (MBIA Insurance Corporation
INS), 3/1/2009                                               1,000               1,080


Bethehem, PA Area School District, GO UT Bonds,
5.75% (MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.80%), 3/1/2010                 1,000               1,083


Bethehem, PA Area School District, GO UT
Bonds, 5.50% (FGIC INS), 9/1/2008                            3,000               3,160


Bethehem, PA Area School District, GO UT
Bonds, 5.85% (MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.90%), 3/1/2012                 1,635               1,782

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Bethehem, PA Area School District, GO UT
Bonds, 6.35% (United States Treasury
COL)/(AMBAC INS), 9/1/1999                                  1,000              1,043

Bucks County, Community
College Project, Callable
6/15/07 @ 100 (RB)
5.500%, 06/15/17                                                                                     500               510

Burrell, PA School District, GO UT School
Improvements, 5.25% (Original Issue Yield:
5.45%), 11/15/2010                                          4,000              4,094


Central Bucks, PA School District, GO UT
Refunding Bonds, 6.30%, 2/1/2000                            1,000              1,049


Chester County, PA HEFA, Refunding
Revenue Bonds, 5.30% (Main Line Health
Systems)/(MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.40%), 5/15/2007               3,045              3,155


Chester County, PA HEFA, Refunding
Revenue Bonds, 5.50% (Chester County
Hospital, PA)/(MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.70%), 7/1/2007                  965              1,027


Chester County, PA HEFA, Refunding
Revenue Bonds, 5.625% (Chester County
Hospital, PA)/(MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.90%), 7/1/2010                1,675              1,749

Chester County, PA HEFA, Refunding
Revenue Bonds, 5.625% (MBIA Insurance
Corporation INS)/(Original Issue Yield:
5.85%), 7/1/2009                                            1,985              2,093

Chester County, Callable
12/15/03 @ 100 (GO)
5.300%, 12/15/05                                                                                     500               520

Coatesville, PA School District, GO UT,
5.40% (FSA INS), 4/1/2013                                   2,000              2,043

Commonwealth of Pennsylvania, GO UT,
5.375% (FGIC INS), 5/15/2005                                3,000              3,171

                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Bethehem, PA Area School District, GO UT
Bonds, 6.35% (United States Treasury
COL)/(AMBAC INS), 9/1/1999                                   1,000                   1,043

Bucks County, Community
College Project, Callable
6/15/07 @ 100 (RB)
5.500%, 06/15/17                                               500                     510

Burrell, PA School District, GO UT School
Improvements, 5.25% (Original Issue Yield:
5.45%), 11/15/2010                                           4,000                   4,094


Central Bucks, PA School District, GO UT
Refunding Bonds, 6.30%, 2/1/2000                             1,000                   1,049


Chester County, PA HEFA, Refunding
Revenue Bonds, 5.30% (Main Line Health
Systems)/(MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.40%), 5/15/2007                3,045                   3,155


Chester County, PA HEFA, Refunding
Revenue Bonds, 5.50% (Chester County
Hospital, PA)/(MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.70%), 7/1/2007                   965                   1,027


Chester County, PA HEFA, Refunding
Revenue Bonds, 5.625% (Chester County
Hospital, PA)/(MBIA Insurance Corporation
INS)/(Original Issue Yield: 5.90%), 7/1/2010                 1,675                   1,749

Chester County, PA HEFA, Refunding
Revenue Bonds, 5.625% (MBIA Insurance
Corporation INS)/(Original Issue Yield:
5.85%), 7/1/2009                                             1,985                   2,093

Chester County, Callable
12/15/03 @ 100 (GO)
5.300%, 12/15/05                                               500                     520

Coatesville, PA School District, GO UT,
5.40% (FSA INS), 4/1/2013                                    2,000                   2,043

Commonwealth of Pennsylvania, GO UT,
5.375% (FGIC INS), 5/15/2005                                 3,000                   3,171

                                  Page 3 of 15

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Commonwealth of Pennsylvania, GO UT Bonds,
5.375% (FGIC INS), 5/15/2004                                4,000              4,225


Commonwealth of Pennsylvania, GO UT
Refunding Bonds  (Second Series), 5.30%
(Original Issue Yield: 5.40%), 7/1/1999                     2,000              2,044

Commonwealth of Pennsylvania, GO UT
Refunding Bonds, 5.125% (AMBAC INS),
9/15/2005                                                   5,000              5,197

Commonwealth of Pennsylvania, GO UT
Refunding Bonds, 5.375%, (FGIC INS)
11/15/2007                                                  5,000              5,303

Conrad Weiser Area School
District, Pre-refunded @ 100
(GO) (MBIA)
6.700%, 12/15/04 (B)                                                                                 500               568

Cornwall & Lebanon, Suburban
Joint School Authority,
Callable 03/01/04 @ 100
(RB) (FGIC)
5.750%, 03/01/08                                                                                     500               527


Cumberland County, PA Municipal Authority,
Revenue Bond, 5.125% (Original Issue Yield:
5.50%), 10/1/2015                                           2,300              2,260

Cumberland County, Messiah
College Project, Callable
10/01/06 @ 100 (RB) (AMBAC)
5.125%, 10/01/15                                                                                     500               492

Cumberland Valley, School District,
Callable 09/01/03 @ 100
(GO) (FGIC)
5.350%, 09/01/07                                                                                     500               519


Dauphin County, PA General Authority,
Revenue Bonds, 4.45%, 9/1/2032                              2,000              2,003


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Commonwealth of Pennsylvania, GO UT Bonds,
5.375% (FGIC INS), 5/15/2004                                4,000               4,225


Commonwealth of Pennsylvania, GO UT
Refunding Bonds  (Second Series), 5.30%
(Original Issue Yield: 5.40%), 7/1/1999                     2,000               2,044

Commonwealth of Pennsylvania, GO UT
Refunding Bonds, 5.125% (AMBAC INS),
9/15/2005                                                   5,000               5,197

Commonwealth of Pennsylvania, GO UT
Refunding Bonds, 5.375%, (FGIC INS)
11/15/2007                                                  5,000               5,303

Conrad Weiser Area School
District, Pre-refunded @ 100
(GO) (MBIA)
6.700%, 12/15/04 (B)                                          500                 568

Cornwall & Lebanon, Suburban
Joint School Authority,
Callable 03/01/04 @ 100
(RB) (FGIC)
5.750%, 03/01/08                                              500                 527


Cumberland County, PA Municipal Authority,
Revenue Bond, 5.125% (Original Issue Yield:
5.50%), 10/1/2015                                           2,300               2,260

Cumberland County, Messiah
College Project, Callable
10/01/06 @ 100 (RB) (AMBAC)
5.125%, 10/01/15                                              500                 492

Cumberland Valley, School District,
Callable 09/01/03 @ 100
(GO) (FGIC)
5.350%, 09/01/07                                              500                 519


Dauphin County, PA General Authority,
Revenue Bonds, 4.45%, 9/1/2032                              2,000               2,003

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Dauphin County, PA General Authority,
Revenue Bonds, 5.00% TOBs (AMBAC INS),
Mandatory Tender                                            5,000              5,115


Dauphin County, PA General Authority,
Revenue Refunding Bonds, 5.10% (Pinnacle
Health System)/(MBIA Insurnace Corporation
INS)/(Original Issue Yield: 5.20%), 5/15/2008                 830                848


Dauphin County, PA General Authority,
Revenue Refunding Bonds, 5.20% (Pinnacle
Health System)/(MBIA Insurnace Corporation
INS)/(Original Issue Yield: 5.30%), 5/15/2009                 910                927

Delaware County, Callable
11/15/07 @ 100 (GO)
5.125%, 11/15/16                                                                                     500               501

Delaware County, Dunwoody
Village Project (RB)
5.550%, 04/01/06                                                                                     300               307


Delaware County, PA, Revenue Bonds, 6.00%,
(Original Issue Yield: 6.21%), 12/15/2020                   4,000              4,140

Delaware Valley, PA Regional Finance
Authority, Revenue Bonds (Series A), 5.90%
(AMBAC INS)/(Original Issue Yield: 6.00%),
4/15/2016                                                   2,000              2,093


Delaware Valley, PA School District, GO UT
Refunding Bonds (Series A), 6.50% (MBIA
Insurance Corporation INS), 4/1/2001                        1,000              1,075

Erie County, PA Prison Authority, Revenue
Bonds, 6.30% (United States Treasury
COL)/(MBIA Insurance Corporation INS),
11/1/1999                                                   1,500              1,565

Franklin, PA Regional School District, GO UT
Refunding Bonds (Series I), 6.25% (FGIC INS),
10/1/2001                                                   1,000              1,009

                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Dauphin County, PA General Authority,
Revenue Bonds, 5.00% TOBs (AMBAC INS),
Mandatory Tender                                                5,000               5,115


Dauphin County, PA General Authority,
Revenue Refunding Bonds, 5.10% (Pinnacle
Health System)/(MBIA Insurnace Corporation
INS)/(Original Issue Yield: 5.20%), 5/15/2008                     830                 848


Dauphin County, PA General Authority,
Revenue Refunding Bonds, 5.20% (Pinnacle
Health System)/(MBIA Insurnace Corporation
INS)/(Original Issue Yield: 5.30%), 5/15/2009                     910                 927

Delaware County, Callable
11/15/07 @ 100 (GO)
5.125%, 11/15/16                                                  500                 501

Delaware County, Dunwoody
Village Project (RB)
5.550%, 04/01/06                                                  300                 307


Delaware County, PA, Revenue Bonds, 6.00%,
(Original Issue Yield: 6.21%), 12/15/2020                       4,000               4,140

Delaware Valley, PA Regional Finance
Authority, Revenue Bonds (Series A), 5.90%
(AMBAC INS)/(Original Issue Yield: 6.00%),
4/15/2016                                                       2,000               2,093


Delaware Valley, PA School District, GO UT
Refunding Bonds (Series A), 6.50% (MBIA
Insurance Corporation INS), 4/1/2001                            1,000               1,075

Erie County, PA Prison Authority, Revenue
Bonds, 6.30% (United States Treasury
COL)/(MBIA Insurance Corporation INS),
11/1/1999                                                       1,500               1,565

Franklin, PA Regional School District, GO UT
Refunding Bonds (Series I), 6.25% (FGIC INS),
10/1/2001                                                       1,000               1,009

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Geisinger Authority, PA Health System,
Refunding Revenue Bonds, 5.70% (Original
Issue Yield: 5.75%), 7/1/2002                               1,000              1,054

Fox Chapel, Sanitation Sewer
Authority, Callable 05/01/97
@ 100 (RB)
5.900%, 05/01/05                                                                                     420               421

Geisinger Authority, PA Health System,
Revenue Bonds, 6.50% (Original Issue Yield:
7.591%), 7/1/2007                                           3,000              3,135

Harrisburg, School District
Authority, Series B, Callable
09/01/02 @ 100 (RB) (AMBAC)
5.650%, 09/01/05                                                                                     250               261

Lancaster, Franklin & Marshall
College Project, Callable 04/15/02
@ 100 (RB) (MBIA)
6.500%, 04/15/06                                                                                     250               270


Lancaster County, PA Hospital Authority,
Health Center Refunding Revenue Bonds,
4.75% (Masonic Homes), 11/15/2002                           1,000              1,012

Lancaster County, Lancaster
General Hospital Project
(RB) (AMBAC)
5.800%, 07/01/01                                                                                     500               527

Lansdale, Callable 06/01/02 @ 100
(GO) (AMBAC)
6.400%, 06/01/05                                                                                     150               162

Lansdale, Callable 06/01/02 @ 100
(GO) (AMBAC)
6.500%, 06/01/06                                                                                     100               108


Lehigh County, PA General Purpose Authority,
GO UT Refunding Bonds (Series A), 6.60%
(AMBAC INS)/(United States Treasurty PRF),
10/15/1999 (@100)                                           1,000              1,049


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Geisinger Authority, PA Health System,
Refunding Revenue Bonds, 5.70% (Original
Issue Yield: 5.75%), 7/1/2002                             1,000                   1,054

Fox Chapel, Sanitation Sewer
Authority, Callable 05/01/97
@ 100 (RB)
5.900%, 05/01/05                                            420                     421

Geisinger Authority, PA Health System,
Revenue Bonds, 6.50% (Original Issue Yield:
7.591%), 7/1/2007                                         3,000                   3,135

Harrisburg, School District
Authority, Series B, Callable
09/01/02 @ 100 (RB) (AMBAC)
5.650%, 09/01/05                                            250                     261

Lancaster, Franklin & Marshall
College Project, Callable 04/15/02
@ 100 (RB) (MBIA)
6.500%, 04/15/06                                            250                     270


Lancaster County, PA Hospital Authority,
Health Center Refunding Revenue Bonds,
4.75% (Masonic Homes), 11/15/2002                         1,000                   1,012

Lancaster County, Lancaster
General Hospital Project
(RB) (AMBAC)
5.800%, 07/01/01                                            500                     527

Lansdale, Callable 06/01/02 @ 100
(GO) (AMBAC)
6.400%, 06/01/05                                            150                     162

Lansdale, Callable 06/01/02 @ 100
(GO) (AMBAC)
6.500%, 06/01/06                                            100                     108


Lehigh County, PA General Purpose Authority,
GO UT Refunding Bonds (Series A), 6.60%
(AMBAC INS)/(United States Treasurty PRF),
10/15/1999 (@100)                                         1,000                   1,049

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Lehigh County, PA General Purpose Authority,
Hospital Refunding Revenue Bonds (Series
1996A), 5.75% (Muhlenberg Hospital
Center)/(Original Issue Yield: 5.85%),
7/15/2010                                                   1,270              1,309


Lehigh County, PA General Purpose Authority,
Revenue Bonds, 5.75% (Muhlenberg Hospital
Center)/(Original Issue Yield: 5.85%),
7/15/2010                                                   1,730              1,783

Lehigh County, PA GO UT Bonds (Series A),
5.50% (Original Issue Yield: 5.60%),
11/15/2011                                                  2,000              2,065

Lehigh County, PA GO UT Bonds (Series A),
5.55% (Original Issue Yield: 5.65%),
11/15/2012                                                  2,100              2,168

Luzerne County, Callable 12/15/07
@ 100 (GO) (FGIC)
5.600%, 12/15/16                                                                                     500               514

Montgomery County, Callable
10/15/01 @ 102 (GO)
5.200%, 10/15/02                                                                                     300               314
5.750%, 10/15/10                                                                                     500               522


Montgomery County, PA Higher Education and
Health Authority, Revenue Refunding Bonds,
5.25% (Holy Redeemer Health Care)/(AMBAC
INS), 10/1/2004                                             2,000              2,161

Montgomery County, Health &
Higher Education Authority,
Abington Memorial Hospital
Project, Series A, Callable 06/01/04
@ 102 (RB) (AMBAC)
5.125%, 06/01/14                                                                                     500               491

Montgomery County, Health &
Higher Education Authority,
Beaver College Project, Callable
04/01/06 @ 102 (RB) (Connie Lee)
5.700%, 04/01/10                                                                                     500               524


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Lehigh County, PA General Purpose Authority,
Hospital Refunding Revenue Bonds (Series
1996A), 5.75% (Muhlenberg Hospital
Center)/(Original Issue Yield: 5.85%),
7/15/2010                                                    1,270               1,309


Lehigh County, PA General Purpose Authority,
Revenue Bonds, 5.75% (Muhlenberg Hospital
Center)/(Original Issue Yield: 5.85%),
7/15/2010                                                    1,730               1,783

Lehigh County, PA GO UT Bonds (Series A),
5.50% (Original Issue Yield: 5.60%),
11/15/2011                                                   2,000               2,065

Lehigh County, PA GO UT Bonds (Series A),
5.55% (Original Issue Yield: 5.65%),
11/15/2012                                                   2,100               2,168

Luzerne County, Callable 12/15/07
@ 100 (GO) (FGIC)
5.600%, 12/15/16                                               500                 514

Montgomery County, Callable
10/15/01 @ 102 (GO)
5.200%, 10/15/02                                               300                 314
5.750%, 10/15/10                                               500                 522


Montgomery County, PA Higher Education and
Health Authority, Revenue Refunding Bonds,
5.25% (Holy Redeemer Health Care)/(AMBAC
INS), 10/1/2004                                              2,000               2,161

Montgomery County, Health &
Higher Education Authority,
Abington Memorial Hospital
Project, Series A, Callable 06/01/04
@ 102 (RB) (AMBAC)
5.125%, 06/01/14                                               500                 491

Montgomery County, Health &
Higher Education Authority,
Beaver College Project, Callable
04/01/06 @ 102 (RB) (Connie Lee)
5.700%, 04/01/10                                               500                 524

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Montgomery County, PA Higher Education and
Health Authority, Revenue Refunding Bonds,
5.50% (Holy Redeemer Health Care)/(AMBAC
INS), 10/1/2008                                             1,275              1,355

Montgomery County, Pennsylvania
Hill School Project, Callable
08/15/07 @ 100 (RB) (MBIA)
5.350%, 08/15/27                                                                                     500               498

Montgomery County, Sewer
Authority, Callable 08/01/97
@ 100 (RB) (FGIC)
5.850%, 08/01/06                                                                                     500               501

Norristown, School District
Authority, Callable 03/01/07
@ 100 (GO) (FGIC)
5.500%, 09/01/14                                                                                     500               511

North Allegheny, PA School District, Series A
GO UT Refunding Bonds, 6.35% (AMBAC
INS)/(Original Issue Yield: 6.498%),
11/1/2012                                                   1,045              1,118

Northampton County, Pennsylvania
Higher Education Authority,
Lehigh University, Callable
10/15/01 @ 102 (RB) (MBIA)
6.900%, 10/15/06                                                                                     500               555


Northampton County, PA Higher Education
Authority, Refunding Revenue Bonds, 6.75% (Lehigh
University)/(MBIA Insurance
Corporation INS),  11/15/1999                               1,550              1,635


Northampton County, PA Higher Education
Authority, Revenue Bonds, 5.75% (Lehigh
University)/(MBIA Insurance Corporation
INS), 8/15/2003                                             2,710              2,898

North Hills, School District
Authority, Callable 11/15/07
@ 100 (GO) (FGIC)
5.625%, 11/15/14                                                                                     500               516

North Huntingdon Township,
(ETM) (GO)

                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Montgomery County, PA Higher Education and
Health Authority, Revenue Refunding Bonds,
5.50% (Holy Redeemer Health Care)/(AMBAC
INS), 10/1/2008                                           1,275                   1,355

Montgomery County, Pennsylvania
Hill School Project, Callable
08/15/07 @ 100 (RB) (MBIA)
5.350%, 08/15/27                                            500                     498

Montgomery County, Sewer
Authority, Callable 08/01/97
@ 100 (RB) (FGIC)
5.850%, 08/01/06                                            500                     501

Norristown, School District
Authority, Callable 03/01/07
@ 100 (GO) (FGIC)
5.500%, 09/01/14                                            500                     511

North Allegheny, PA School District, Series A
GO UT Refunding Bonds, 6.35% (AMBAC
INS)/(Original Issue Yield: 6.498%),
11/1/2012                                                 1,045                   1,118

Northampton County, Pennsylvania
Higher Education Authority,
Lehigh University, Callable
10/15/01 @ 102 (RB) (MBIA)
6.900%, 10/15/06                                            500                     555


Northampton County, PA Higher Education
Authority, Refunding Revenue Bonds, 6.75% (Lehigh
University)/(MBIA Insurance
Corporation INS),  11/15/1999                             1,550                   1,635


Northampton County, PA Higher Education
Authority, Revenue Bonds, 5.75% (Lehigh
University)/(MBIA Insurance Corporation
INS), 8/15/2003                                           2,710                   2,898

North Hills, School District
Authority, Callable 11/15/07
@ 100 (GO) (FGIC)
5.625%, 11/15/14                                            500                     516

North Huntingdon Township,
(ETM) (GO)

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

5.750%, 04/01/08                                                                                     305               323

North Wales, Water Authority,
Callable 11/01/05 @ 100
(RB) (FGIC)
5.600%, 11/01/16                                                                                     500               507

Parkland, School District
Improvements, Callable 03/01/06
@ 100 (GO) (MBIA)
5.500%, 09/01/09                                                                                     500               528

Pennridge, PA School District, GO UT Bonds,
6.40%, 3/15/2001                                            1,000              1,064


Pennsylvania Convention Center Authority,
Revenue Refunding Bonds, 6.75% (MBIA
Insurance Corporation INS)/(Original Issue
Yield: 6.875%), 9/1/2019                                    1,150              1,297


Pennsylvania Housing Finance Authority,
Refunding Revenue Bonds, 6.00%, 10/1/2013                   1,500              1,589


Pennsylvania Infrastructure Investment
Authority, Revenue Bonds, 5.35% (Pennvest)
9/1/2025                                                    1,575              1,646


Pennsylvania Infrastructure Investment
Authority, Revenue Bonds, 5.25% (MBIA
Insurance Corporation INS), 9/1/2007                        2,720              2,841

Pennsylvania Infrastructure Investment
Authority, Revenue Bonds, 6.00% (MBIA
Insurance Corporation INS), 9/1/2006                        1,000              1,102

Pennsylvania Intergovernmental Coop
Authority, Refunding Revenue Bonds, 4.85%
(FGIC INS), 6/15/2003                                       2,930              3,007

Pennsylvania Intergovernmental Coop
Authority, Refunding Revenue Bonds, 5.40%
(FGIC INS), 6/15/2009                                       2,145              2,226


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

5.750%, 04/01/08                                              305                 323

North Wales, Water Authority,
Callable 11/01/05 @ 100
(RB) (FGIC)
5.600%, 11/01/16                                              500                 507

Parkland, School District
Improvements, Callable 03/01/06
@ 100 (GO) (MBIA)
5.500%, 09/01/09                                              500                 528

Pennridge, PA School District, GO UT Bonds,
6.40%, 3/15/2001                                            1,000               1,064


Pennsylvania Convention Center Authority,
Revenue Refunding Bonds, 6.75% (MBIA
Insurance Corporation INS)/(Original Issue
Yield: 6.875%), 9/1/2019                                    1,150               1,297


Pennsylvania Housing Finance Authority,
Refunding Revenue Bonds, 6.00%, 10/1/2013                   1,500               1,589


Pennsylvania Infrastructure Investment
Authority, Revenue Bonds, 5.35% (Pennvest)
9/1/2025                                                    1,575               1,646


Pennsylvania Infrastructure Investment
Authority, Revenue Bonds, 5.25% (MBIA
Insurance Corporation INS), 9/1/2007                        2,720               2,841

Pennsylvania Infrastructure Investment
Authority, Revenue Bonds, 6.00% (MBIA
Insurance Corporation INS), 9/1/2006                        1,000               1,102

Pennsylvania Intergovernmental Coop
Authority, Refunding Revenue Bonds, 4.85%
(FGIC INS), 6/15/2003                                       2,930               3,007

Pennsylvania Intergovernmental Coop
Authority, Refunding Revenue Bonds, 5.40%
(FGIC INS), 6/15/2009                                       2,145               2,226

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Pennsylvania Intergovernmental Coop
Authority, Refunding Revenue Bonds, 5.50%
(Philadelphia Funding Program)/(FGIC
INS)/(Original Issue Yield: 5.65%), 6/15/2011               3,300              3,424

Pennsylvania State Higher Education Assistance
Agency, Revenue Refunding Bonds, 6.80%
(FGIC INS), 12/1/2000                                       5,020              5,319

Pennsylvania State, First Series,
Callable 05/15/06 @ 101.5
(GO) (FGIC)
5.375%, 05/15/14                                                                                     500               509

Pennsylvania State, Second
Series (GO)
6.000%, 07/01/07                                                                                     300               333

Pennsylvania State Convention
Center Authority, Series A,
(ETM) (RB) (FGIC)
6.700%, 09/01/16                                                                                     265               314

Pennsylvania State Financing
Authority, Callable 11/01/03
@ 102 (RB)
6.600%, 11/01/09                                                                                     400               435

Pennsylvania State Higher Education Facilities
Authority, Refunding Revenue Bonds (Series
A), 5.50% (University of
Pennsylvania)/(Original Issue Yield: 5.55%),
1/1/2009                                                    3,000              3,125


Pennsylvania State Higher Education Facilities
Authority, Revenue Refunding Bonds, 5.35%
(Presbyterian Medical Center)/(Original Issue
Yield: 5.45%), 1/1/2008                                     3,750              3,911

Pennsylvania State Higher
Education Facilities Authority,
Series E, (ETM) (RB) (MBIA)
6.450%, 06/15/01                                                                                     500               538

Pennsylvania State Higher Education Facilities
Authority, Revenue Refunding Bonds, 5.75%
(Drexel University)/(MBIA Insurance
Corporation INS)/5/1/2003                                   3,035            3,236  *                500               534


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Pennsylvania Intergovernmental Coop
Authority, Refunding Revenue Bonds, 5.50%
(Philadelphia Funding Program)/(FGIC
INS)/(Original Issue Yield: 5.65%), 6/15/2011                   3,300               3,424

Pennsylvania State Higher Education Assistance
Agency, Revenue Refunding Bonds, 6.80%
(FGIC INS), 12/1/2000                                           5,020               5,319

Pennsylvania State, First Series,
Callable 05/15/06 @ 101.5
(GO) (FGIC)
5.375%, 05/15/14                                                  500                 509

Pennsylvania State, Second
Series (GO)
6.000%, 07/01/07                                                  300                 333

Pennsylvania State Convention
Center Authority, Series A,
(ETM) (RB) (FGIC)
6.700%, 09/01/16                                                  265                 314

Pennsylvania State Financing
Authority, Callable 11/01/03
@ 102 (RB)
6.600%, 11/01/09                                                  400                 435

Pennsylvania State Higher Education Facilities
Authority, Refunding Revenue Bonds (Series
A), 5.50% (University of
Pennsylvania)/(Original Issue Yield: 5.55%),
1/1/2009                                                        3,000               3,125


Pennsylvania State Higher Education Facilities
Authority, Revenue Refunding Bonds, 5.35%
(Presbyterian Medical Center)/(Original Issue
Yield: 5.45%), 1/1/2008                                         3,750               3,911

Pennsylvania State Higher
Education Facilities Authority,
Series E, (ETM) (RB) (MBIA)
6.450%, 06/15/01                                                  500                 538

Pennsylvania State Higher Education Facilities
Authority, Revenue Refunding Bonds, 5.75%
(Drexel University)/(MBIA Insurance
Corporation INS)/5/1/2003                                       3,535               3,770

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Pennsylvania State Higher
Education Facilities Authority,
University of Pennsylvania
Project, Callable 01/01/06 @
101 (RB)
5.600%, 01/01/10                                                                                     500               523

Pennsylvania State Housing
Finance Agency, Callable
07/01/02 @ 102 (RB) (Fannie Mae)
6.400%, 07/01/12                                                                                     500               526


Pennsylvania State IDA, Refunding Revenue
Bonds, 5.80% (AMBAC INS), 1/1/2008                          1,000              1,081


Pennsylvania State IDA, Revenue Bonds, 6.00%
(AMBAC INS), 7/1/2006                                       3,000              3,311


Pennsylvania State IDA, Revenue Bonds, 6.00%
(AMBAC INS), 7/1/2007                                       5,000              5,529

Pennsylvania State Turnpike
Commission, Callable 12/01/02
@ 102 (RB) (FGIC)
6.000%, 12/01/12                                                                                     400               425


Pennsylvania State University, Refunding
Revenue Bonds, 5.30% (Original Issue Yield:
5.40%), 8/15/2003                                           5,000              5,212

Pennsylvania State University,
Callable 03/01/02 @ 102 (RB)
5.950%, 03/01/03                                                                                     500               539
Philadelphia Airport Parking
Authority, Callable 09/01/07
@ 101 (RB) (AMBAC)
5.500%, 09/01/18                                                                                     500               504


Philadelphia Authority for Industrial
Development, Revenue Bonds, 5.50% (Girard
Estate Coal Mining Project)/(Original Issue
Yield: 5.75%), 11/15/2016                                   2,000              2,033


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Pennsylvania State Higher
Education Facilities Authority,
University of Pennsylvania
Project, Callable 01/01/06 @
101 (RB)
5.600%, 01/01/10                                          500                 523

Pennsylvania State Housing
Finance Agency, Callable
07/01/02 @ 102 (RB) (Fannie Mae)
6.400%, 07/01/12                                          500                 526


Pennsylvania State IDA, Refunding Revenue
Bonds, 5.80% (AMBAC INS), 1/1/2008                      1,000               1,081


Pennsylvania State IDA, Revenue Bonds, 6.00%
(AMBAC INS), 7/1/2006                                   3,000               3,311


Pennsylvania State IDA, Revenue Bonds, 6.00%
(AMBAC INS), 7/1/2007                                   5,000               5,529

Pennsylvania State Turnpike
Commission, Callable 12/01/02
@ 102 (RB) (FGIC)
6.000%, 12/01/12                                          400                 425


Pennsylvania State University, Refunding
Revenue Bonds, 5.30% (Original Issue Yield:
5.40%), 8/15/2003                                       5,000               5,212

Pennsylvania State University,
Callable 03/01/02 @ 102 (RB)
5.950%, 03/01/03                                          500                 539
Philadelphia Airport Parking
Authority, Callable 09/01/07
@ 101 (RB) (AMBAC)
5.500%, 09/01/18                                          500                 504


Philadelphia Authority for Industrial
Development, Revenue Bonds, 5.50% (Girard
Estate Coal Mining Project)/(Original Issue
Yield: 5.75%), 11/15/2016                               2,000               2,033

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Philadelphia Authority for Industrial
Development, Revenue Bonds, 6.00% (City of
Philadelphia Project)/(MBIA Insurance
Corporation INS), 2/15/2007                                 1,365              1,504

Philadelphia Higher Education
Facilities Authority, Moss
Rehabilitation Hospital Project
(RB) (AMBAC)
6.900%, 07/01/00                                                                                     230               246


Philadelphia, PA Hospital & Higher Education
Facilities Authority, Refunding Revenue Bonds
(Series A), 5.25% (Children's Hospital of
Philadelphia)/(Original Issue Yield: 5.55%),
2/15/2007                                                   3,250              3,361


Philadelphia, PA Hospital & Higher Education
Facilities Authority, Revenue Bonds (Series A),
5.625% (Children's Hospital of Philadelphia),
2/15/1999                                                   1,500              1,530


Philadelphia, PA Hospital & Higher Education
Facilities Authority, Revenue Refunding Bonds,
7.00% (Magee Rehabilitation
Hospital)/(AMBAC INS)/(Original Issue Yield:
7.10%), 12/1/2010                                           1,000              1,108


Philadelphia, PA Hospital & Higher Education
Facilities Authority, Revenue Refunding Bonds,
7.625% (Albert Einstein Medical Center,
PA)/(Original Issue Yield: 7.767%), 4/1/2001                1,350              1,428

Philadelphia Industrial Development,
Callable 07/01/03 @ 102 (RB)
5.250%, 07/01/17                                                                                     500               489


Philadelphia, PA Municipal Authority, Lease
Revenue Bonds, 7.10% (MBIA Insurance
Corporation INS) 11/15/2006                                 4,095              4,572


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Philadelphia Authority for Industrial
Development, Revenue Bonds, 6.00% (City of
Philadelphia Project)/(MBIA Insurance
Corporation INS), 2/15/2007                                 1,365               1,504

Philadelphia Higher Education
Facilities Authority, Moss
Rehabilitation Hospital Project
(RB) (AMBAC)
6.900%, 07/01/00                                              230                 246


Philadelphia, PA Hospital & Higher Education
Facilities Authority, Refunding Revenue Bonds
(Series A), 5.25% (Children's Hospital of
Philadelphia)/(Original Issue Yield: 5.55%),
2/15/2007                                                   3,250               3,361


Philadelphia, PA Hospital & Higher Education
Facilities Authority, Revenue Bonds (Series A),
5.625% (Children's Hospital of Philadelphia),
2/15/1999                                                   1,500               1,530


Philadelphia, PA Hospital & Higher Education
Facilities Authority, Revenue Refunding Bonds,
7.00% (Magee Rehabilitation
Hospital)/(AMBAC INS)/(Original Issue Yield:
7.10%), 12/1/2010                                           1,000               1,108


Philadelphia, PA Hospital & Higher Education
Facilities Authority, Revenue Refunding Bonds,
7.625% (Albert Einstein Medical Center,
PA)/(Original Issue Yield: 7.767%), 4/1/2001                1,350               1,428

Philadelphia Industrial Development,
Callable 07/01/03 @ 102 (RB)
5.250%, 07/01/17                                              500                 489


Philadelphia, PA Municipal Authority, Lease
Revenue Bonds, 7.10% (MBIA Insurance
Corporation INS) 11/15/2006                                 4,095               4,572

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Philadelphia, PA School District, GO UT
Bonds (Series A), 5.35% (MBIA Insurance
Corporation INS), 7/1/2003                                  5,000              5,243

Philadelphia, PA School District, GO UT
Bonds (Series A), 5.85%, 7/1/2009                           2,000              2,135

Philadelphia, PA School District, GO UT
Refunding Bonds, 5.30% (MBIA Insurance
Corporation INS)/(Original Issue Yield:
5.40%), 7/1/2004                                            3,500              3,666


Philadelphia, PA Water & Wastewater System,
Refunding Revenue Bonds, 5.50% (Original
Issue Yield: 5.61%), 6/15/2006                              1,000              1,061

Philadelphia Water & Waste
Authority, Callable 08/01/07
@ 102 (RB) (AMBAC)
5.125%, 08/01/27                                                                                     500               478


Philadelphia, PA Water & Wastewater System,
Refunding Revenue Bonds, 6.25% (MBIA
Insurance Corporation INS), 8/1/2007                        3,000              3,378


Philadelphia, PA Water & Wastewater System,
Refunding Revenue Bonds, 6.25% (MBIA
Insurance Corporation INS), 8/1/2008                        2,150              2,403

Philadelphia, PA Series A Revenue Bonds,
6.00% (FGIC INS), 6/15/2004                                 2,000              2,172

Punxsutawney Area School District,
Callable 04/15/05 @ 100
(GO) (MBIA)
5.750%, 04/15/10                                                                                     500               526

Red Lion Area School District,
Callable 04/01/02 @ 100
(GO) (AMBAC)
5.850%, 04/01/05                                                                                     100               106

Ridley Park, Taylor Hospital
Authority, Series A (RB)
6.000%, 12/01/05                                                                                     500               514


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Philadelphia, PA School District, GO UT
Bonds (Series A), 5.35% (MBIA Insurance
Corporation INS), 7/1/2003                                  5,000               5,243

Philadelphia, PA School District, GO UT
Bonds (Series A), 5.85%, 7/1/2009                           2,000               2,135

Philadelphia, PA School District, GO UT
Refunding Bonds, 5.30% (MBIA Insurance
Corporation INS)/(Original Issue Yield:
5.40%), 7/1/2004                                            3,500               3,666


Philadelphia, PA Water & Wastewater System,
Refunding Revenue Bonds, 5.50% (Original
Issue Yield: 5.61%), 6/15/2006                              1,000               1,061

Philadelphia Water & Waste
Authority, Callable 08/01/07
@ 102 (RB) (AMBAC)
5.125%, 08/01/27                                              500                 478


Philadelphia, PA Water & Wastewater System,
Refunding Revenue Bonds, 6.25% (MBIA
Insurance Corporation INS), 8/1/2007                        3,000               3,378


Philadelphia, PA Water & Wastewater System,
Refunding Revenue Bonds, 6.25% (MBIA
Insurance Corporation INS), 8/1/2008                        2,150               2,403

Philadelphia, PA Series A Revenue Bonds,
6.00% (FGIC INS), 6/15/2004                                 2,000               2,172

Punxsutawney Area School District,
Callable 04/15/05 @ 100
(GO) (MBIA)
5.750%, 04/15/10                                              500                 526

Red Lion Area School District,
Callable 04/01/02 @ 100
(GO) (AMBAC)
5.850%, 04/01/05                                              100                 106

Ridley Park, Taylor Hospital
Authority, Series A (RB)
6.000%, 12/01/05                                              500                 514

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Scranton-Lackawanna, PA Health & Welfare
Authority, Refunding Revenue Bonds, 5.625%
(Mercy Health Care Systems)/(MBIA Insurance
Corporation INS)/(Original Issue Yield:
5.75%), 1/1/2016                                            2,000              2,048


Scranton-Lackawanna, PA Health & Welfare
Authority,  Revenue Bonds, 5.45% (Moses
Taylor Hospital Project), 7/1/2003                          1,350              1,370

Scranton-Lackawanna, Health
& Welfare Authority, Mercy
Health Project, Series B
(RB) (MBIA)
5.100%, 01/01/07                                                                                     500               515
South Allegheny School District,
Callable 10/01/05 @ 100
(GO) (MBIA)
5.100%, 10/01/06                                                                                     500               520


South Western School District, PA York, UT
GO Bonds, 5.00% (FGIC INS), 6/15/1998                         650                655


University of Pittsburgh, Refunding Revenue
Bonds, 5.50% (MBIA Insurance Corporation
LOC), 6/1/2002                                              3,440              3,611

Upper Merion, Municipal Utility
Authority, Callable 08/15/03
@ 100 (RB)
6.000%, 08/15/12                                                                                     500               522

West Shore, Holy Spirit Hospital
Project, Callable 07/01/07 @
100 (RB) (MBIA)
5.600%, 01/01/13                                                                                     500               510
York County (GO) (FGIC)
5.500%, 10/01/01                                                                                     200               210

York County, PA Hospital Authority, Revenue
Bonds, 5.25% (York Hospital)/(AMBAC INS),
7/1/2004                                                    1,010              1,051

York County, PA Hospital Authority, Revenue
Bonds, 5.25% (York Hospital)/(AMBAC INS),
7/1/2005                                                      675                703
                                                                        ------------                               -------


                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Scranton-Lackawanna, PA Health & Welfare
Authority, Refunding Revenue Bonds, 5.625%
(Mercy Health Care Systems)/(MBIA Insurance
Corporation INS)/(Original Issue Yield:
5.75%), 1/1/2016                                           2,000               2,048


Scranton-Lackawanna, PA Health & Welfare
Authority,  Revenue Bonds, 5.45% (Moses
Taylor Hospital Project), 7/1/2003                         1,350               1,370

Scranton-Lackawanna, Health
& Welfare Authority, Mercy
Health Project, Series B
(RB) (MBIA)
5.100%, 01/01/07                                             500                 515
South Allegheny School District,
Callable 10/01/05 @ 100
(GO) (MBIA)
5.100%, 10/01/06                                             500                 520


South Western School District, PA York, UT
GO Bonds, 5.00% (FGIC INS), 6/15/1998                        650                 655


University of Pittsburgh, Refunding Revenue
Bonds, 5.50% (MBIA Insurance Corporation
LOC), 6/1/2002                                             3,440               3,611

Upper Merion, Municipal Utility
Authority, Callable 08/15/03
@ 100 (RB)
6.000%, 08/15/12                                             500                 522

West Shore, Holy Spirit Hospital
Project, Callable 07/01/07 @
100 (RB) (MBIA)
5.600%, 01/01/13                                             500                 510
York County (GO) (FGIC)                                                          -
5.500%, 10/01/01                                             200                 210

York County, PA Hospital Authority, Revenue
Bonds, 5.25% (York Hospital)/(AMBAC INS),
7/1/2004                                                   1,010               1,051

York County, PA Hospital Authority, Revenue
Bonds, 5.25% (York Hospital)/(AMBAC INS),
7/1/2005                                                     675                 703
                                                                        ------------

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                             AS OF OCTOBER 31, 1997
                                   (UNAUDITED)

                                                  --------------------------------------------  ---------------------------------
                                                            MARKETVEST PA INTERMEDIATE                     ARK PENNSYLVANIA
                                                                MUNICIPAL BOND FUND                       TAX FREE PORTFOLIO
                                                  --------------------------------------------  ---------------------------------
                                                       PRINCIPAL                 MARKET             PRINCIPAL        MARKET
   SECURITY DESCRIPTION                               AMOUNT (000)             VALUE (000)         AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------------------  ---------------------------------

Total Pennstlvania                                                                   201,116                             25,109
                                                                                -------------                   -----------------

COMMONWEALTH OF PUERTO RICO                                  -                                                0
(GO) (MBIA)
6.500%, 07/01/08                                                                                            500              576
                                                                                -------------                   -----------------
Total Puerto Rico                                                                          -                                 576
                                                                                -------------                   -----------------

    Total Municipal Bonds and Notes                          -                       201,116                              25,685
                                                                                -------------                   -----------------

 CASH EQUIVALENTS                                            0                                                0
PNC Pennsylvania Municipal Money
 Market Portfolio                                        4,065                         4,065

Federated Pennsylvania Muni
Cash Trust                                                                                                  139              139
                                                                                -------------                   -----------------

Total Cash Equivalents                                                                 4,065                                 139
                                                                                -------------                   -----------------

                                                        98.82%                                          100.59%
TOTAL INVESTMENTS                              (cost $199,307)                     $ 205,181     (cost $24,880)         $ 25,824
                                                                                =============                    ================




                                                    ----------------------------------------
                                                               PROFORMA COMBINED
                                                    ----------------------------------------
                                                               ARK PENNSYLVANIA
                                                              TAX FREE PORTFOLIO
                                                    ----------------------------------------
                                                        PRINCIPAL                MARKET
    SECURITY DESCRIPTION                              AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------------------

Total Pennstlvania                                                                226,225
                                                                             -------------

COMMONWEALTH OF PUERTO RICO                                   0
(GO) (MBIA)
6.500%, 07/01/08                                            500                       576
                                                                             -------------
Total Puerto Rico                                                                     576
                                                                             -------------

    Total Municipal Bonds and Notes                                               226,801
                                                                             -------------

 CASH EQUIVALENTS                                             0
PNC Pennsylvania Municipal Money
 Market Portfolio                                         4,065                     4,065

Federated Pennsylvania Muni
Cash Trust                                                  139                       139
                                                                             -------------

Total Cash Equivalents                                                              4,204
                                                                             -------------

                                                         99.01%
TOTAL INVESTMENTS                               (cost $224,187)                 $ 231,005
                                                                             =============

NOTE: THE CATEGORIES OF INVESTMENTS ARE SHOWN AS A PERCENTAGE OF NET ASSETS AS OF OCTOBER 31, 1997.


 THE FOLLOWING ACRONYMS ARE USED THROUGHOUT THIS PORTFOLIO:

AMBAC American Municipal Bond Assurance Corporation          (A) Variable Rate Security - The
  COL Collateralized                                         rate reported on the Statement of
 FGIC Financial Guaranty Insurance Corporation               Net Assets is the rate in effect as
  FSA Financial Security Assurance                           of October 31, 1997. The date
   GO General Obligation                                     shown is the next scheduled reset
 H-DA Hospital Development Authority                         date.
 HEFA Health and Education Facilities Authority
  IDA Industrial Development Authority                       (B) The Pre-refunded date is shown
  INS Insured                                                as the maturity date on the
  LOC Letter of Credit                                       Statement of Net Assets.
 MBIA Municipal Bond Investors Assurance
  PRF Prerefunded                                            AMBAC-American Municipal Bond Assurance Corporation
 TOBs Tender Option Bonds                                    ETM-Escrowed To Maturity
   UT Unlimited Tax
                                                             FGIC-Financial Guaranty Insurance Company
                                                             GO-General Obligation
                                                             MBIA-Municipal Bond Insurance Association
                                                             RB-Revenue Bond

                       ARK PENNSYLVANIA TAX-FREE PORTFOLIO
       PROFORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                            AS OF OCTOBER 31,1997
                                     (000'S)

                                                          ---------------  --------------------  -----------  ------------------
                                                           Marketvest
                                                           Pennsylvania            ARK
                                                           Intermediate     Pennsylvanian Tax-     Proforma   ARK Pennsylvania
                                                          Municipal Fund      Free Portfolio      Ajustments  Tax-Free Portfolio
                                                          ---------------  --------------------  -----------  ------------------

ASSETS:
     Investments at market value (cost of 199,307,
        $24,880 and $224,187, respectively)                $    205,181        $     25,824                            $  231,005
     Interest receivable                                          3,343                 407                                 3,750
     Receivable for investment securities sold                                          510                                   510
     Receivable for capital shares sold                                                   -                                     -
     Other assets                                                                        34                                    34
                                                           -------------     ---------------                       ---------------

     Total assets                                               208,524              26,775                               235,299
                                                           -------------     ---------------                       ---------------

LIABILITIES:
     Distribution payable                                           756                 100                                   856
     Payable for investment securities purchased                                        975                                   975
     Payable for capital shares repurchased                                               -                                     -
     Other liabilities                                              130                  28                                   158
                                                           -------------     ---------------                       ---------------

     Total liabilities                                              886               1,103                                 1,989
                                                           -------------     ---------------                       ---------------

NET ASSETS:
     Portfolio shares, Institutional Class -
        ARK Fund (based on 2,313,338 o/s shares)                                     22,650           (22,650)(a)               -
     Portfolio shares, Institutional Class -
        Proforma ARK Fund (based on 20,364,999
        o/s shares)                                                                                   223,867 (a)         223,867
     Portfolio shares, Institutional Class -
        Marketvest Fund (based on 22,685,141 o/s shares)        201,217                              (201,217)(a)               -
     Portfolio shares, Retail Class -
        ARK Fund and Proforma ARK Fund (based on 196,794
        o/s shares)                                                                   1,975                                 1,975
     Undistributed net investment income                                                                                        -
     Accumulated net realized gain on investments                   547                 103                                   650
     Net unrealized appreciation on investments                   5,874                 944                                 6,818
                                                           -------------     ---------------   ---------------     ---------------

     TOTAL NET ASSETS                                      $    207,638        $     25,672         $       -          $  233,310
                                                           =============     ===============   ===============     ===============


     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE - INSTITUTIONAL CLASS                             $10.20              $10.23                                $10.20
                                                           =============     ===============                       ===============

     NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -
        RETAIL CLASS                                                                 $10.22                                $10.22
                                                                             ===============                       ===============

     MAXIMUM OFFERING PRICE PER SHARE - RETAIL CLASS
     ($10.22 / 95.50%)                                                               $10.70                                $10.70
                                                                             ===============                       ===============

                       ARK PENNSYLVANIA TAX FREE PORTFOLIO
        PRO FORMA COMBINING STATEMENT OF OPERATIONS (000) (Unaudited)
                    FOR THE SIX MONTHS ENDED OCTOBER 31, 1997

                                                 ---------------     -------------------   -----------  --------------------
                                                    Marketvest
                                                   Pennsylvania
                                                   Intermediate       ARK Pennsylvania                     ARK Pennsylvania
                                                    Municipal             Tax-Free           Proforma          Tax-Free
                                                       Fund               Portfolio         Ajustments        Portfolio
                                                 ---------------     -------------------   ------------  --------------------

INVESTMENT INCOME:
Interest                                                  5,475                   660                                  6,135
                                                 ---------------     -----------------                   --------------------

Total Investment Income                                   5,475                   660                                  6,135
                                                 ---------------     -----------------                   --------------------

EXPENSES:
Administrator Fees                                          161                    16          (23) (b)                  154
Less: Waiver of Administrator Fees                          (49)                    -           49  (b)                    -
Investment Advisory Fees                                    802                    63          (94) (b)                  771
Less: Waiver of Investment Advisory Fees                   (160)                  (15)         175  (b)                    -
Transfer Agency Fees                                         11                     -                                     11
Custodian Fees                                               14                     5                                     19
Professional Fees                                            10                     3                                     13
Registration Fees                                             8                     1                                      9
Distribution Fees - Retail Class                                                    3                                      3
Printing Fees                                                 5                     -           (1) (c)                    4
Trustee Fees                                                  3                     -                                      3
Amortization of Deferred Organization Costs                                         1           (1) (d)                    -
Miscellaneous Fees                                           50                     1           (5) (c)                   46
Shareholder Servicing Fees - Retail Class                                           1                                      1
Less: Waiver of Shareholder Servicing
   Fees - Retail Class                                                             (1)                                    (1)
                                                 ---------------     -----------------     --------      --------------------

Total Expenses                                              855                    79          100                     1,034
                                                 ---------------     -----------------     --------      --------------------

Net Investment Income (Loss)                              4,620                   581         (100)                    5,101
                                                 ---------------     -----------------     --------      --------------------

Net realized Gain (Loss) on Investments                   1,027                    11                                  1,038
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                          4,436                   738                                  5,174
                                                 ---------------     -----------------     --------      --------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                                         5,463                   749            -                     6,212
                                                 ---------------     -----------------     --------      --------------------

Net Increase (Decrease) in Net Assets
   Resulting from Operations                             10,083                 1,330         (100)                   11,313
                                                 ===============     =================     ========      ====================


(1) Commenced operations on November 18, 1996.

                      ARK PENNSYLVANIA TAX FREE PORTFOLIO
                    Notes To Pro Forma Financial Statements

                                  (Unaudited)


1.  BASIS OF COMBINATION

The unaudited Pro Forma Combining Statements of Assets and Liabilities, Pro Forma Combining Statements of Operations and Pro Forma Combining Schedule of Investments give effect to the proposed acquisition of the MARKETVEST PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (the Marketvest Fund) by the ARK PENNSYLVANIA TAX FREE PORTFOLIO (the Ark Fund). The proposed acquisition will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition will be accomplished by an exchange of all assets and liabilities of the Marketvest Fund in exchange for shares of the Institutional Class of the Ark Fund.

The pro Forma combining statements should be read in conjunction with the historical financial statements of the constituent funds and the notes thereto which are incorporated by reference in the Statement of Additional Information.

The ARK PENNSYLVANIA TAX FREE PORTFOLIO is a portfolio offered by ARK Funds, an open-end, management investment company registered under the investment Company Act of 1940, as amended. The MARKETVEST PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND is a portfolio offered by Marketvest Funds an open-end, management investment company also registered under the investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:
            a) The pro forma combining statements of assets and liabilities assumes the issuance of additional shares of the Institutional Class of the Ark Fund as if the reorganization were to have taken place on April 30, 1997 and October 31, 1997 and is based on the net asset value of the acquiring fund. In addition, because the Marketvest Fund is the surviving fund for accounting purposes, the pro forma adjustments also reflect a reverse stock split of Ark Fund shares that will take place simultaneous to the merger so as to ensure that the NAV per share that carries forward for historical reporting purposes is the NAV per share of the Marketvest Fund at the time of the merger.

           b) The pro forma adjustments to investment advisory fees (including waivers) and administrative fees (including waivers) reflect the difference in fees charged by the Ark Fund based upon the effective fee schedule.

           c) The pro forma adjustments to printing expenses and miscellaneous expenses reflect the expected savings due to the combination of the funds.

           d) The pro forma adjustments to amortization of deferred organization costs reflects the effect of the writeoff of the asset and reimbursement to the Fund by First National Bank of Maryland.

                                   ARK FUNDS

                             CROSS REFERENCE SHEET

                                     PART C


Item No.                                                                          Heading
--------                                                                          -------
15.     Indemnification   . . . . . . . . . . . . . . . . . . . . . . . .    Indemnification

16.     Exhibits  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Exhibits

17.     Undertakings  . . . . . . . . . . . . . . . . . . . . . . . . . .    Undertakings

                                     PART C

                               OTHER INFORMATION

ITEM 15.       INDEMNIFICATION

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herein by reference. The Registrant participates in a group liability policy under which the Registrant and its trustees, officers and affiliated persons are insured against certain liabilities.

ITEM 16.       EXHIBITS

               (1)   (a)    Declaration of Trust dated October 22, 1992 is
                            incorporated by reference to Exhibit 1 to the Registrant's Registration Statement on Form N-1A
                            (File No. 33-53690) ("Form N-1A").

                     (b) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to
                            Exhibit 1(b) to Form N-1A.

                     (c) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(c) to Form N-1A.

               (2) By-Laws of the Registrant are incorporated by reference to Exhibit 1(d) to Form N-1A.

               (3)          Not applicable.

               (4) Agreement and Plan of Reorganization is included in Part A.

               (5)          Not applicable.

               (6)   (a)    Investment Advisory Agreement dated July 13, 1995,
                            between the Registrant and Allied Investment
                            Advisors, Inc. is incorporated by reference to
                            Exhibit 1(d) to Form N-1A.

                     (b) Form of Investment Advisory Agreement between the Registrant and Allied Investment Advisors, Inc. (relating to the Acquiring Funds which are shell portfolios) is incorporated by reference to Exhibit 5 to Form N-1A.

               (7) Distribution Agreement dated November 1, 1995, between the Registrant and SEI Financial Services Company is incorporated herein by reference to
                            Exhibit 6(a) to Form N-1A.

               (8)          Not applicable.

               (9) Custody Agreement dated as of April 1, 1997, between the Registrant and FMB Trust Company, National Association is incorporated herein by reference to Exhibit 8 to Form N-1A.

               (10)  (a)    Rule 18f-3 Plan is incorporated herein by reference
                            to Exhibit 18 to Form N-1A.

                     (b) Shareholder Services Plan for Institutional Class Shares is incorporated by reference to Exhibit 15(c) to Form N-1A.

               (11) Opinion and consent of legal counsel is incorporated herein by reference to Registrant's Form 24f-2 Notices filed with the SEC.

               (12) Opinion and consent of Piper & Marbury L.L.P. as to tax matters (to be filed by amendment).

               (13)  (a)    Administration Agreement dated November 1, 1995,
                            between the Registrant and  SEI Financial
                            Management Corporation is incorporated herein by reference to Exhibit 6(b) to Form N-1A.

                     (b) Sub-Administration Agreement dated January 1, 1998, between SEI Investments Management Corporation and FMB Trust Company, National Association is incorporated herein by reference to Exhibit 9 to Form N-1A.

                     (c) Transfer Agency and Service Agreement dated November 1, 1995, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9 to Form N-1A.

               *(14) (a)    Consent of KPMG Peat Marwick LLP, independent
                            auditors of the Registrant.

               *     (b)    Consent of Ernst & Young LLP, independent auditors
                            of Marketvest Funds.

               (15)         Not applicable.

               (16)         Powers of Attorney of Trustees of the Registrant.

               (17)  (a)    Prospectus for Registrant is incorporated herein by
                            reference to Registrant's Post-Effective Amendment
                            No. 16 to Form N-1A filed with the SEC on November
                            26, 1997.

                     (b) Statement of Additional Information of Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-1A filed with the SEC on November 26, 1997.

                     (c) Combined Prospectus for the Marketvest Group of Funds dated June 30, 1997 is incorporated herein by reference to Marketvest Funds' Post-Effective Amendment No. 4 to Marketvest Funds' Registration Statement on form N-1A filed with the SEC on June 26, 1997.

                     (d) Combined Statement of Additional Information of the Marketvest Group of Funds dated June 30, 1997 is incorporated herein by reference to Marketvest Funds' Post-Effective Amendment No. 4 to Marketvest Funds' Registration Statement on form N-1A filed with the SEC on June 26, 1997.

                     (e) Annual Report to Shareholders of the ARK Funds for the fiscal year ended April 30, 1997 is incorporated herein by reference to Registrant's Rule 30b-2 filing filed with the SEC on June
                            27, 1997.

                     (f) Semi-Annual Report to Shareholders of the ARK Funds for the six-months ending October 31, 1997 is incorporated herein by reference to Registrant's Rule 30b-2 filing filed with the SEC on December 29, 1997.

                     (g) Combined Annual Report to Shareholders of the Marketvest Group of Funds for the fiscal year ended February 28, 1997 is incorporated herein by reference to Marketvest Funds' Rule 30b-2 filing filed with the SEC on April 21, 1997.

                     (h) Combined Semi-Annual Report to Shareholders of the Marketvest Group of Funds for the six-months ended August 31, 1997 is incorporated herein by reference to Marketvest Funds' Rule 30b-2 filing filed with the SEC on October 30, 1997.

               * Filed herewith.

ITEM 17.       UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Baltimore, and State of Maryland on the 16th day of January, 1998.

                                   ARK FUNDS

                                   By: /s/ DAVID D. DOWNES
                                      -----------------------------------------
                                      David D. Downes, President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ DAVID D. DOWNES
-------------------------------         President (principal executive officer) and
David D. Downes                                   Trustee

/s/ JAMES F. VOLK
-------------------------------         Treasurer, Controller and Chief Financial Officer
James F. Volk                                     (principal financial and accounting officer)

              *
-------------------------------         Trustee
William H. Cowie, Jr.

              *
-------------------------------         Trustee
Charlotte Kerr

              *
-------------------------------         Trustee
George K. Reynolds, III

              *
-------------------------------         Trustee
Thomas Schweizer

* By:  /s/ ALAN C. PORTER                                     January 16, 1998
      -------------------------
         Alan C. Porter
         Attorney-in-Fact

An original power-of-attorney authorizing Alan C. Porter to execute this Registration Statement for each trustee of the Registrant on whose behalf this Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.